As filed with the Securities and Exchange Commission on April 30, 2004

                                  Registration
                            Nos.: 2-89550; 811-03972


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO.     ( )
                      POST-EFFECTIVE AMENDMENT NO. 34    (X)

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 29           (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

  X  Immediately upon filing pursuant to paragraph (b) of Rule 485.
     On   , pursuant to paragraph (b) of Rule 485.
     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     On   , pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by

                               GWFS Equities, Inc.

            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------
Overview

This Prospectus describes a group flexible premium deferred fixed and variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. GWFS is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:
o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans"); o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans"); o tax sheltered or tax deferred annuities described in Code Section 403(b) ("403(b) Plans"); o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans"); o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and o nonqualified deferred compensation plans ("NQDC Plans").


PARTICIPATION IN THE GROUP CONTRACTS

You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer or employee associations, as applicable ("Group Contractowner"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.


ALLOCATING YOUR MONEY
You can allocate your Contributions among 47 Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of 47 corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

Maxim Templeton International Equity
Maxim INVESCO ADR
Janus Aspen Series Worldwide Growth - Institutional Shares

Maxim MFS(R)Small-Cap Growth (formerly, Maxim INVESCO Small-Cap Growth) Maxim Loomis Sayles Small-Cap Value

Maxim Index 600
Maxim Ariel Small-Cap Value
Maxim T. Rowe Price MidCap Growth
Alger American MidCap Growth - Class O
Maxim Ariel Mid-Cap Value
Fidelity VIP Growth
Maxim Growth Index
Maxim Stock Index
Maxim T. Rowe Price Equity-Income
Maxim Value Index
Fidelity VIP Contrafund

Liberty Asset Allocation Fund, Variable Series - Class A
Alger American Balanced - Class O2
Pioneer Equity Income VCT II
Maxim Bond Index
Maxim Loomis Sayles Bond
Maxim U.S. Government Securities
Maxim Money Market
Maxim Aggressive Profile I
Maxim Moderately Aggressive Profile I
Maxim Moderate Profile I
Maxim Moderately Conservative Profile I
Maxim Conservative Profile I
AIM Blue Chip-Class A Shares1
American Century(R) Equity Income
American Century Income & Growth
Artisan International
INVESCO Dynamics-Investor Share Class2
Janus Twenty
Janus Worldwide
RS Emerging Growth
RS Diversified Growth
Franklin Small-Mid Cap Growth - Class A
Janus Fund MFS Strategic Growth - Class A
AIM Small Cap Growth - Class A
PIMCO Total Return - Administrative Class
Oppenheimer Capital Appreciation -Class A
Oppenheimer Global - Class A

Legg Mason Value Trust - Financial Intermediary Class
Federated Capital Appreciation - Class A

The Jensen Portfolio - Class R


1 Effective June 10, 2002, this Investment Division is no longer open to incoming transfers and will not accept new contributions.

2 Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

            The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                  The date of this Prospectus is April 30, 2004

You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission.


The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.


PAYMENT OPTIONS
The Group Contract offers you a variety of payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.


This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information dated April 30, 2004 which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The Statement of Additional Information may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the Securities and Exchange Commission's Web site at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                                                 Page


Definitions......................................................................................4
Fee Tables.......................................................................................5
Condensed Financial Information..................................................................6
Key Features.....................................................................................7
Great-West Life & Annuity Insurance Company......................................................9
FutureFunds Series Account.......................................................................9
Investments of the Series Account................................................................9
The Group Contracts..............................................................................16
Accumulation Period..............................................................................17
         Participant Enrollment Form and Initial Contribution....................................17
         Free-Look Period........................................................................17
         Subsequent Contributions................................................................17
         Participant Annuity Account Value.......................................................18
               Making Transfers..................................................................18
               Loans.............................................................................19
               Total and Partial Withdrawals.....................................................19
               Cessation of Contributions........................................................20
               Death Benefit.....................................................................20
Charges and Deductions...........................................................................21
Periodic Payment Options.........................................................................24
Annuity Payment Options..........................................................................25
Federal Tax Consequences.........................................................................27
Voting Rights....................................................................................31
Distribution of the Group Contracts..............................................................32
State Regulation.................................................................................32
Restrictions Under the Texas Optional Retirement Program.........................................32
Reports..........................................................................................32
Rights Reserved by Great-West....................................................................32
         Adding and Discontinuing Investment Options.............................................33
         Substitution of Investments.............................................................33
Legal Matters....................................................................................33
Available Information............................................................................33
Appendix A, Condensed Financial Information......................................................34
Appendix B, Calculation of Net Investment Factor ................................................60


This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.

Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.

Administrative  Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Greenwood Village, Colorado 80111.

Annuity Commencement Date: The date payments begin under an annuity payment option.

Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.

Contribution(s): Amount(s) paid to us under the Group Contract on your behalf.

Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.

Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.

Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interest in the Fixed Options are not securities and are not subject to review by the Securities and Exchange Commission. Please see your Group Contract for more information about the Fixed Options.


Group Contract: An agreement between GWL&A and the Group Contractowner providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.

Group  Contractowner:   Depending  on  the  type  of  plan  and  the  employer's
involvement, the Group Contractowner will be an employer, plan trustee, certain employer associations or employee associations.

Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.

Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.


Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.

Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.

Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.

Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.

Premium Tax: The amount of tax, if any, charged by a state or other government authority.

Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received by GWL&A at its Administrative Offices.

Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.

Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.

Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.


Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.


Valuation  Period:  The period  between the ending of two  successive  Valuation
Dates.

Variable Account Value: The total value of your Variable Sub-Accounts.

Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

                                   FEE TABLES



The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)...........................None
Contingent Deferred Sales Charge (as a percentage of amount distributed).........................6%1

Transfer Fee.....................................................................................None


Premium Tax Charges .............................................................................0.00% - 3.5%2


The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge...............................................................$30



MORTALITY AND EXPENSE RISK CHARGE3

Maximum Periodic Mortality and Expense Risk Charge  4 ..........................................1.00%
(as a percentage of the Participant Annuity Account Value)
Maximum Daily Mortality and Expense Risk Charge5................................................1.25%
(as a deduction in the Net Investment Factor)


--------

1 The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page 22.

2 A premium tax charge may apply.

3 We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"), or (ii) a periodic deduction from your Participant Annuity Account Value (the "Periodic
M&E Deduction"). Please see your Group Contract to determine if the Daily M&E
Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement
Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.


4 The Periodic Mortality and Expense Risk Charge is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

5 The Dailey Mortality and Expense Risk Charge is deducted from each Investment
Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula describe din Appendix B. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.




The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible
Fund's fees and expenses is contained in the prospectus for each Eligible Fund.

Total Annual Fund Operating Expenses                           Minimum            Maximum

(Expenses that are deducted from Fund assets, including management fees, distribution and/or

service (12b-1) fees, and other expenses                        0.25%              1.66%


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                     EXAMPLE


This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.


Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years

         $790           $1,189            $1,614             $1,978


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

         1 year         3 years          5 years           10 years

         $170           $527              $909              $1,978


The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.



                         CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is included in the Series Account's financial statements, which have been audited by Deloitte & Touche LLP, independent auditors. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully.

Purpose of the Group Contract The Group Contract is designed to be issued in connection with:
     o401(a) Plans            o403(b) Plans
     o401(k) Plans            o457(b) or (f) Plans
     o415(m) Plans            oNQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities.

Participation in the Group Contract

You must complete a Participant enrollment form to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Contractowner, as the case may be, for information concerning eligibility.

Allocation of Contributions

You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. On your Participant enrollment form, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions on your Participant enrollment form, we will allocate your Contributions to an investment option specified by the Group Contractowner. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses. The following Investment Divisions are not available for non-qualified Plans sponsored by a taxable employer: AIM Blue Chip Fund, AIM Small Cap Growth Fund, American Century(R) Equity Income Fund, American Century Income & Growth Fund, Artisan International Fund, Federated Capital Appreciation Fund, Franklin Small-Mid Cap Growth Fund, INVESCO Dynamics Fund, Janus Fund, Janus Twenty Fund, Janus Worldwide Fund, The Jensen Portfolio, Legg Mason Value Trust, MFS Strategic Growth Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, PIMCO Total Return Fund, RS Diversified Growth Fund and RS Emerging Growth Fund.

Free Look Period

Where required by law, within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.

Your Participant Annuity Account

When your Participant enrollment form is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account
Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.

Charges and Deductions Under the Group Contracts

You will pay certain charges under the Group Contracts. These charges vary by Group Contract and may include:

     o An annual contract maintenance charge
     o A contingent deferred sales charge
     o A mortality and expense risk charge
     o A Premium Tax
For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page 21 including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division.

Total and Partial Withdrawals

You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers

You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract.

Annuity Payment Options

We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.

Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or GWL&A by the Securities and Exchange Commission.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.


The Series Account currently has 47 Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Contractowners, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.


INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds


Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.


Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the Securities and Exchange Commission as an open-end management investment company or portfolio thereof. The Securities and Exchange Commission does not supervise the management or the investment practices and policies of any of the Eligible Funds.

Sixteen of the Eligible Funds are publicly offered mutual funds. Some of the other Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Some of the Eligible Funds' investment advisers may compensate us for providing administrative services in connection with the Eligible Funds. Such compensation is paid for from the investment adviser's assets.

The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.1 The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.1 The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

1 Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.



Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. The portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.


Maxim Templeton International Equity Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital preservation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. It may also invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.


Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or manufacture of equipment to produce nuclear energy.

Maxim MFS(R) Small-Cap Growth Portfolio (formerly, the Maxim INVESCO Small-Cap Growth Portfolio) seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion.


Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the Securities and Exchange Commission and traded in the U.S.

Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

Maxim Value Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Value Index.1 The S&P/BARRA Value Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the lowest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Growth Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P/BARRA Growth Index.1 The S&P/BARRA Growth Index is a widely recognized, unmanaged index that is comprised of the stocks representing half of the total market value of the S&P 500 with the highest price-to-book value ratios. The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies. (approximately $8 million to $2.4 billion as of December 31, 2002). The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock with a small emphasis on companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index (approximately $132.5 million to $15.6 billion as of December 31, 2002), emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company.

Maxim Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments. Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

Fidelity Variable Insurance Products Funds

Fidelity VIP Growth Portfolio seeks capital appreciation primarily by investing in common stocks. Fidelity Management & Research ("FMR") normally invests the fund's assets primarily in common stocks of companies that FMR believes to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue.

Fidelity VIP Contrafund Portfolio seeks long-term capital appreciation by investing primarily in common stocks. The portfolio invests its assets in securities of companies whose value its investment adviser believes is not fully recognized by the public.

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world.


Liberty Variable Investment Trust

Liberty Asset Allocation Fund, Variable Series (Class A) seeks high total investment return. The fund's adviser allocates the fund's assets among various classes of equity and debt securities, including: large cap growth stocks; large cap value stocks; mid cap growth stocks; mid cap value stocks; small cap growth stocks; small cap value stocks; real estate investment trusts (REITs); foreign stocks; investment grade bonds; and, non-investment grade bonds. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group (S&P) or Moody's Investors Service, Inc. (Moody's), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times. The fund may also invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.


At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security. As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

The Alger American Fund

Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the 4 highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Ordinarily, at least 25% of the portfolio's net assets are invested in fixed-income securities. Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index.

Pioneer Variable Contracts Trust


Pioneer Equity Income VCT Portfolio II seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.


Following are the sixteen Eligible Funds which are publicly offered mutual funds.

AIM Funds


AIM Blue Chip Fund (Class A) seeks long term growth of capital with a secondary objective of current income. Under normal market conditions, this fund seeks to meet these objectives by investing at least 80% of its total assets in securities of Blue Chip companies. The fund considers Blue Chip companies to be large and medium sized companies (i.e., companies with market capitalizations, at the time of purchase, no smaller than the smallest capitalized company included in the Russell 1000(R) Index during the most recent 11-month period, based on the most recent month-end data, plus the most recent data during the current month) with leading market positions and which possess the following characteristics:

o Market Characteristics -Companies that occupy (or in AIM's judgment have the potential to occupy) leading market positions that are expected to be maintained or enhanced over time. Strong market positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for strong unit sales. These factors can, in turn, lead to higher earnings growth and greater share price appreciation. Market leaders can be identified within an industry as those companies that have (i) superior growth prospects compared with other companies in the same industry; (ii) possession of proprietary technology with the potential to bring about major changes within an industry; and/or (iii) leading sales within an industry, or the potential to become a market leader.

o Financial Characteristics -Companies that possess at least one of the following attributes (i) faster earnings growth than its competitors and the market in general; (ii) higher profit margins relative to its competitors; (iii) strong cash flow relative to its competitors; and/or (iv) a balance sheet with relatively low debt and a high return on equity relative to its competitors.


Effective June 10, 2002, this Fund is no longer open to incoming transfers and will not accept new contributions.


AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by investment of at least 80% of its total assets in equity securities of small-capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization at the time of purchase no larger than the largest company in the Russell 2000(R) Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The fund, at the time of purchase, may also invest up to 20% of its total assets in equity securities of U.S. issuers that have market capitalizations greater than that of the largest company in the Russell 2000(R) Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

American Century Funds (Investor Class)

American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in common stocks of companies that the fund's managers believe have a favorable dividend-paying history that have prospects for dividend payments to continue or increase. Under normal market conditions, the fund managers intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in equity securities.


American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.

Artisan Funds, Inc. (Investor Class)
Artisan International Fund seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets in stocks of foreign companies.

Federated Equity Funds
Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

INVESCO Stock Funds, Inc.

INVESCO Dynamics Fund (Investor Share Class) seeks long-term capital growth. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that are included in the Russell MidCap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities, and bonds. The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions, and other facts that INVESCO believes will lead to rapid sales or earnings growth. The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently. While the Fund generally invests in mid-sized companies, it sometimes invests in securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of the Fund shares tend to fluctuate more than it would if the Fund invested in the securities of larger companies.


Commencing on June 14, 2003 for some plans and on or before August 16, 2003 for other plans, this Investment Division will no longer be open to incoming transfers and will not accept new Contributions. For additional information concerning the closing of this Investment Division, contact your plan sponsor or Great-West at 1-800-701-8255.

Janus Funds
Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of any size throughout the world. The fund normally invests in issuers from at least five countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies. The fund may invest without limit in foreign equity and debt securities and less than 35% of its net assets in high-yield/high-risk bonds ("junk bonds"). The fund manager applies a "bottom up" approach in choosing investments. In other words, the fund manager looks for companies with earnings growth potential one at a time.


The Jensen Portfolio

The Jensen Portfolio (Class R) seeks long-term capital appreciation. The fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the fund's investment adviser. A company must have satisfied the following criteria to be selected for investment by the fund: (1) attain a return on equity of at least 15% per year for each of the prior 10 years; (2) be in excellent financial condition based on certain qualitative factors such as ability to grow its business from excess cash flow; (3) be selling at a significant discount to its intrinsic value (as determined by the fund's investment adviser; (4) demonstrate a commitment to increasing shareholder value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends; (5) in the fund's investment adviser's opinion, established entry barriers as evidenced by: (a) differentiated products which can be protected by patents, copyright protection, effective advertising or other means; (b) economies of scale in production, marketing or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impracticable for other firms to enter the business; or (e) other sustainable competitive advantages identified by the fund's investment adviser; and (6) in the fund's investment adviser's opinion, have the capability of continuing to meet the above criteria.


Legg Mason Equity Funds
Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.

MFS(R) Strategic Growth Fund
MFS Strategic Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Oppenheimer Funds

Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term. The Fund currently focuses mainly on mid-cap and large-cap domestic companies, but may buy foreign stocks as well.

Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of companies in the U.S. and foreign countries. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.


PIMCO Funds: Pacific Investment Management Series

PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.


RS Investment Trust

RS Diversified Growth Fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in small-capitalization growth companies (market capitalizations of up to $1.5 billion) across a broadly diversified mix of industries, but may invest in larger companies. The fund may at times invest a substantial portion of its assets in technology companies.


RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, it seeks to meet this objective by investing primarily in smaller, rapidly growing emerging companies. The fund generally invests in industry segments that the fund's managers believe are experiencing rapid growth and in companies with proprietary advantages.

Franklin Strategic Series Funds


Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. (mid cap) companies. Shareholders will be given 60 days' advance notice of any change to this policy. The fund considers mid cap companies to be companies with market cap values not exceeding $8.5 billion and small cap companies to be companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. The Russell 2000 Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.


Eligible Fund Investment Advisers

Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

The Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

The Janus Aspen Series is advised by Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206.


Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 100 Fillmore Street, Denver, Colorado 80206.


Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.


The Liberty Variable Investment Trust is advised by Columbia Management Group, Inc., One Financial Center, Boston, MA 02111.


AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

The American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.


Artisan Funds, Inc. is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202-3197.

INVESCO Stock Funds, Inc. is advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

RS  Diversified  Growth  Fund and RS  Emerging  Growth  Fund are  advised  by RS
Investment Management, L.P., 388 Market Street, Suite 1700, San Francisco, California 94111.


The Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

The MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

PIMCO Funds: Pacific Investment Management Series are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.


The Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

Legg Mason Equity Funds are advised by Legg Mason Funds Management, Inc., 100 Light Street, Baltimore, Maryland

21202.


The Jensen Portfolio is managed by Jensen Investment Management, Inc., 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204.


Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an order issued from the SEC, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of a number of Maxim Series Fund, Inc. portfolios. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.


Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.


BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.


Massachusetts Financial Services Company ("MFS") serves as the sub-adviser to the Maxim MFS Small-Cap Growth Portfolio (formerly, the Maxim INVESCO Small-Cap Growth Portfolio). MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.


Templeton Investment Counsel, LLC serves as the sub-adviser of the Maxim Templeton International Equity Portfolio. Templeton is located at Broward Financial Centre, 500 East Broward Blvd, Suite 2100, Fort Lauderdale, Florida 33394.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds


Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Great-West Retirement ServicesSM Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.


THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
        o 401(a) Plans;
        o 401(k) Plans;
        o 403(b) Plans;
        o 457 (b) or (f) Plans
        o 415(m) Plans; and
        o NQDC Plans.

The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.


Purchasing an Interest in the Group Contract


Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.


Contributions


Your employer will send us contributions on your behalf. Except as limited by the Code or your plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner's report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.


Participant Annuity Account


When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.


ACCUMULATION  PERIOD


Participant Enrollment Form and Initial Contribution


o For 403(b) Plans (other than employer-sponsored plans):


If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).


o For all other plans:


If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete an Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form's completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.


Free Look Period


Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.


Subsequent Contributions


We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.


You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.


Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to an Investment Division by that Investment Division's Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.


We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.


The value of an Investment Division's assets is determined at the end of each Valuation Date.


Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

        o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

        o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

        o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:
        o the amounts being transferred,
        o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
        o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

  o Your entire Variable Account Value must be included.

  o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

  o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

  o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your Plan.


  o Consult your employer or Group Contractowner, as the case may be, for complete details.


Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

  o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

  o When we receive a Request for a partial withdrawal 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

  o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.

Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions


In the future, either GWL&A or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Contractowner, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:


o Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o Cessation Option (2):


    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan, in 20 equal quarterly installments.


o Cessation Option (3):

     In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.


If the Group Contractowner has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.


CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

         o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

         o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

 o under any of the Annuity Payment Options,

 o as a lump-sum payment, or

 o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

 o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

 o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

         o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

         o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

         o if there is no surviving primary beneficiary, the Participant
           Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

         o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass to the Participant's estate.

CHARGES AND DEDUCTIONS


The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.


Contract Maintenance Charge

 o We may deduct a Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

 o If your Participant Annuity Account is established after that date, the Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

 o The deduction will be pro-rated between your Variable and Guaranteed
   Accounts.

 o No refund of this charge will be made.

 o The Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

 o This Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of Plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.


While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.


Level 1: 6% Capped CDSC

The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:

    o  the amount of the total or partial withdrawal
    o  the amount Transferred to Other Companies; or
    o  the amount of Certain Periodic Payments

The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in the your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years of participation in       The applicable
this Group Contract             percentage shall be
---------------------         ----------------------
   0-4 years                         5%
   5-9 years                         4%
  10-14 years                        3%
  15 or more years                   0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance          The applicable
of the Group Contract          percentage shall be
---------------------         ---------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years                   0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

     o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation     Applicable Percentage
in Both the Exchanged Annuity
Contract and this Group Contract
----------------------------------  --------------------------
Less than 5 Years                             6%

More than 5 Years but less than               5%

10 Years
More than 10 Years                            4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

     If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

  o size of the prospective group,
  o projected annual Contributions for all Participants in the group,
  o frequency of projected withdrawals,
  o type and frequency of administrative and sales services provided,
  o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
  o type and level of communication services provided, and
  o number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or

     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")


You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.


The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o size of the prospective group,
     o projected annual Contributions for all Participants in the group,
     o frequency of projected distributions,
     o type and frequency of administrative and sales services provided, and
     o level of contract maintenance charge, administrative charge and CDSC.

GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of the Eligible Funds reflect the deduction of the Eligible Funds' fees and deductions. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

 o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
 o All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

 o The payment frequency of either 12-, 6-, 3- or 1-month intervals
 o A payment amount--a minimum of $50 is required
 o The calendar day of the month on which payments will be made
 o One payment option
 o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
      o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
      o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

 o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
 o You may keep the same investment options as were in force before periodic payments began.
 o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
        o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
        o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:
 o the amount elected to be paid under the option selected has been reduced to zero.
 o the Participant Annuity Account Value is zero.
 o You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC PlanParticipants may not elect to cease withdrawals).
 o You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o April 1 of the calendar year following the later of either
     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option  No.  6:  Systematic   Withdrawal   Payment  Option  (available  only  as
fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o no changes can be made in the annuity form,
     o no additional Contributions will be accepted under the Group Contract and
     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.


FEDERAL TAX CONSEQUENCES

Introduction


The following discussion is a general description of federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.


This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General


Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.


If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans


Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $40,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.


401(k) Plans

Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension or to a SIMPLE retirement account. For 2003, the total amount of elective deferrals that can be contributed to all such plans is $12,000. This amount increases by $1,000 each year through 2006 so that beginning in 2006 and thereafter, the applicable dollar limit is $15,000. Beginning in 2007, the $15,000 limit will be adjusted for cost-of-living increases in $500 increments.

The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of section 414(v) of the Code.


Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.


Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Plans for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed

  o  the contribution limit in Section 415 of the Code; and

  o  the elective deferral limit in Section 402(g) of the  Code.


Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension or a SIMPLE retirement account. For 2004, the total amount of elective deferrals that can be contributed to all such plans is $13,000. This amount increases by $1,000 each year to $15,000 in 2006. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments.


Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until received by the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

 o dies,
 o becomes disabled,
 o severs employment; or

o suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.


If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.


Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. For 2004, the maximum amount that may be contributed is $13,000. This amount increases by $1,000 each year to $15,000 in 2006. Beginning in 2007, the $15,000 limit will be indexed for inflation in $500 increments


Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, section 414(v) of the Code.


Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.


457(f) Plans


Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation plan.


A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.


A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.


There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.


A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying non-qualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

 An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.


If allowed by the employer's plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and beneficiaries in a 403(b) plan to transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation.


Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires,

called the Required Beginning Date.


All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.


If the amount distributed does not meet the minimum requirements, a 50% penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax adviser.

Federal Taxation of Distributions


All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only when after-tax Contributions have been made.


If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax adviser should be consulted.


Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.


All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes


Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and subject to an additional tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;
     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments
     (at least annually) for the life orlife expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55;
     (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an Internal Revenue Service levy imposed on the plan.



Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) plans and 403(b) annuities only if the series of payments begins begin after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:


  o  the Participant reaching age 591/2or,
  o  within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant


Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) in effect at the time of distribution.



Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

    o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

    o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.


Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.


Seek Tax Advice


The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax adviser should be consulted for further information.



VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.


Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.


Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.


Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.


DISTRIBUTION  OF THE  GROUP
CONTRACTS


GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). Its principal offices are located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.


STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY
GREAT-WEST


We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Contractowner's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:


     o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.


     o To deregister the Series Account under the Investment Company Act of 1940


     o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

     o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

     o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

     o To change the time or time of day at which a Valuation Date is deemed to have ended.

     o To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.


     o To reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner's last known address on file with Great-West.


Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the Securities and Exchange Commission, and prior notice to you and the Group Contractowners.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the Securities and Exchange Commission ("SEC") under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (HTTP://WWW.SEC.GOV) that contains the Statement of Additional Information and other information filed electronically by Great-West concerning the Group Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the Securities and Exchange Commission located at 450 Fifth Street, N.W., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The Statement of Additional Information contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the Statement of Additional Information is set forth below:

         1. Custodian and Independent Auditors
         2. Underwriter
         3. Calculation  of Performance Data
         4. Financial Statements

                  Appendix A - Condensed Financial Information
      Selected Data for Accumulation Units Outstanding Through Each Period
                       for the Periods Ended December 31,


------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
INVESTMENT DIVISION       (1.25)               2003         2002          2001         2000          1999          1998
------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
MAXIM MONEY
MARKET

Value at beginning of period                   21.15        21.12        20.61         19.68        19.01         $18.30
Value at end of period                         21.04        21.15        21.12         20.61        19.68         $19.01
Number of accumulation units outstanding     5,003,092    2,925,023    3,123,077    2,985,215.34 3,701.304.91  3,758,054.92
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------



  $17.60        $16.96        $16.25       $15.84
  $18.30        $17.60        $16.96       $16.25
3,877,164.14 3,129,281.92  2,880,571.67  2,277,816.08


------------ ------------- ------------- ------------

MAXIM BOND

Value at beginning of period                   35.60        33.05        31.25         29.42        29.87         $28.36
Value at end of period                        ------        35.60        33.05         31.25        29.42         $29.87
Number of accumulation units outstanding      ------       747,796      865,970     889,880.80   1,202.989.21  1,478,126.62
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------

------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
   $26.82        $26.05        $22.89       $23.74
   $28.36        $26.82        $26.05       $22.89
 1,688,345.67 1,890,635.84  2,010,468.99  2,102,049.13


 ------------ ------------- ------------- ------------


MAXIM STOCK INDEX

Value at beginning of period                   52.09        67.46        77.33         85.06        71.93         $57.44
Value at end of period                         65.95        52.09        67.46         77.33        85.06         $71.93
Number of accumulation units outstanding     4,346,739    4,641,310    5,331.785     5,905,991   6,767,826.02  7,484,324.11
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $44.00        $36.57        $27.30       $27.61
   $57.44        $44.00        $36.57       $27.30
 8,215,445.99 7,884,581.79  7,636,165.40  7,589,448.89


 ------------ ------------- ------------- ------------


MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                   17.75        16.37        15.48         14.18        14.31         $13.51
Value at end of period                         17.98        17.75        16.37         15.48        14.18         $14.31
Number of accumulation units outstanding     1,997,775    2,293,017    2,055,297    2,041,895.23 2,599,233.40  3,217,525.64
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
    $12.61        $12.29        $10.71       $11.21
    $13.51        $12.61        $12.29       $10.71
  3,225,407.45 3,234,023.68  3,165,425.83  2,756,894.60


  ------------ ------------- ------------- ------------


MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                   25.21        28.61        24.52         20.92        21.12         $15.99
Value at end of period                         32.27        25.21        28.61         24.52        20.92         $21.12
Number of accumulation units outstanding     1,454,196    1,499,517    1,563,715    1,544,026.15 2,033,465.79  2,277,248.95
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $14.34        $13.70        $10.96       $10.00
  $15.99        $14.34        $13.70       $10.96
2,495,810.84 2,440,068.07  1,715,174.42  788,758.55


------------ ------------- ------------- ------------


MAXIM INDEX 600

Value at beginning of period                   16.44        19.64        18.80         17.27        15.63         $16.08
Value at end of period                         22.43        16.44        19.64         18.80        17.27         $15.63
Number of accumulation units outstanding      467,773      457,599      481,282     489,660.16    524,935.92    654,733.49
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $13.46        $11.82        $9.48        $10.00
  $16.08        $13.46        $11.82        $9.48
711,865.97    477,902.35    296,281.36   152,895.00


------------ ------------- ------------- ------------


MAXIM TEMPLETON(R) INTERNATIONAL EQUITY

Value at beginning of period                   11.61        14.34        16.22         16.16        12.59         $13.43
Value at end of period                         15.52        11.61        14.34         16.22        16.16         $12.59
Number of accumulation units outstanding     1,561,871    1,610,792    1,782,075    1,916,973.55 2,107,351.45  2,333,665.81
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------
------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
   $13.33        $11.29        $10.49       $10.00
   $13.43        $13.33        $11.29       $10.49
 2,831,592.94 2,249,181.67  1,645,237.34  1,075,821.94


 ------------ ------------- ------------- ------------


FIDELITY VIP GROWTH

Value at beginning of period                   16.40        23.75        29.22         33.23        24.48         $17.77
Value at end of period                         21.51        16.40        23.75         29.22        33.23         $24.48
Number of accumulation units outstanding     3,581,269    3,686,022    3,927,000    4,063,604.45 3,970,113.12  3,681,235.62
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------

------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $14.57        $12.86        $9.62        $10.00
  $17.77        $14.57        $12.86        $9.62
3,352,899.82 2,500,808.02  1,502,634.51  559,313.44


------------ ------------- ------------- ------------


MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                   20.55        23.94        23.85         21.39        20.94         $19.47
Value at end of period                         25.50        20.55        23.94         23.85        21.39         $20.94
Number of accumulation units outstanding     2,520,857    2,520,189    2,640,136     2,610,610   3,377,050.02  3,756,224.78
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------

------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $15.30        $12.98        $9.85        $10.00
  $19.47        $15.30        $12.98        $9.85
3,595,375.07 1,702,863.67   550,610.66    16,574.29


------------ ------------- ------------- ------------


MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                   22.41        24.21        21.19         16.94        18.21         $17.03
Value at end of period                         28.60        22.41        24.21         21.19        16.94         $18.21
Number of accumulation units outstanding      311,678      306,805      239,752     169,805.26    141,840.01    162,035.10
at end of period

------------------------------------------- ------------ ------------ ------------- ------------ ------------- -------------

------------ ------------- ------------- ------------
   1997          1996          1995         1994
------------ ------------- ------------- ------------
  $13.48        $11.58        $10.15       $10.00
  $17.03        $13.48        $11.58       $10.15
113,566.69    39,184.70     30,919.44        .01


------------ ------------- ------------- ------------




----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
INVESTMENT DIVISION       (1.25)                   2003         2002          2001         2000          1999         1998
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                       18.32        16.70        16.49         15.96        15.41        $15.09
Value at end of period                             23.54        18.32        16.70         16.49        15.96        $15.41
Number of accumulation units outstanding at       746,691      758,868      771,166     829,133.50   1,005,368.97  1,134,813.38
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------

------------- ------------ ------------
    1997         1996         1995
------------- ------------ ------------
  $13.55       $12.44       $10.00
  $15.09       $13.55       $12.44
986,392.61   478,757.71   220,637.10


------------ ------------ ------------


MAXIM INVESCO ADR

Value at beginning of period                       12.37        14.42        17.49         19.72        16.28        $14.90
Value at end of period                             16.04        12.37        14.42         17.49        19.72        $16.28
Number of accumulation units outstanding at       277,890      276,630      314,602     345,072.00    343,437.29   347,745.34
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------



------------- ------------ ------------
    1997         1996         1995
------------- ------------ ------------
   $13.46       $11.25       $10.00
   $14.90       $13.46       $11.25
 314,943.72   126,363.18    23,104.73


------------- ------------  -------------


MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                       17.88        26.23        34.44         39.83        22.31        $19.21
Value at end of period                             23.13        17.88        26.23         34.44        39.83        $22.31
Number of accumulation units outstanding at      1,211,953    1,234,858    1,313,120    1,403,141.94 1,279,850.46   1, 277,401.42
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ -------------  ------------
------------- ------------ ------------
    1997         1996         1995
------------- ------------ ------------
  $16.38       $13.09       $10.00
  $19.21       $16.38       $13.09
 1,340,084.31  776,719.68   210,982.04


------------ ------------- ------------


MAXIM INVESCO BALANCED

Value at beginning of period                       11.73        14.31        16.47         17.01        14.76        $12.62
Value at end of period                             ----         11.73        14.31         16.47        17.01        $14.76
Number of accumulation units outstanding at        ----       4,591,081    5,371,616    5,796,613.43 5,105,248.56   5,027,277
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
------------- ------------
    1997         1996
------------- ------------
   $10.13       $10.00
   $12.62       $10.13
4,925,017.36   22,568.19


------------- ------------

MAXIM VALUE INDEX

Value at beginning of period                       9.40         12.12        14.00         13.46        12.23        $10.82
Value at end of period                             12.11        9.40         12.12         14.00        13.46        $12.23
Number of accumulation units outstanding at       445,022      402,937      463,474     424,615.85    424,659.62   362,062.57
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
-------------
    1997
-------------
   $10.00
   $10.82
 55,506.37


-------------

MAXIM GROWTH INDEX

Value at beginning of period                       8.75         11.67        13.60         17.74        14.16        $10.44
Value at end of period                             10.79        8.75         11.67         13.60        17.74        $14.16
Number of accumulation units outstanding at      1,262,077    1,193,562    1,238.936    1,224,149.18 1,021,201.64  566,409.87
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
   $10.00
   $10.44
 47,353.03


-------------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                       11.06        13.10        11.60         9.49          9.66        $10.01
Value at end of period                             14.67        11.06        13.10         11.60         9.49         $9.66
Number of accumulation units outstanding at       275,697      258,142      246,337     210,919.85    163,845.38   188,314.26
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
   $10.00
   $10.01
 70,399.46


-------------

MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                       6.58         8.94         10.98         13.82        12.17        $10.45
Value at end of period                             -----        6.58          8.94         10.98        13.82        $12.17
Number of accumulation units outstanding at        -----       175,925      230,932     232,000.47    225,791.18   209,618.75
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------
-------------
    1997
-------------
   $10.00
   $10.45
 81,095.13


-------------



MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                       12.21        15.85        16.24         15.32        12.45        $10.31
Value at end of period                             16.62        12.21        15.85         16.24        15.32        $12.45
Number of accumulation units outstanding at       759,247      616,727      624,926     583,195.94    470,150.71   384,828.79
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------

-------------
    1997
-------------
   $10.00
   $10.31
 128,683.86


-------------


MAXIM AGGRESSIVE PROFILE  I

Value at beginning of period                       9.79         12.03        12.92         14.04        11.68        $10.29
Value at end of period                             12.62        9.79         12.03         12.92        14.04        $11.68
Number of accumulation units outstanding at       413,779      354,765      359,651     303,041.18    223,144.49   192,086.65
end of period

----------------------------------------------- ------------ ------------ ------------- ------------ ------------- ------------

-------------
    1997
-------------
   $10.00
   $10.29
 58,762.77


-------------






------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------
INVESTMENT DIVISION       (1.25)                     2003           2002        2001       2000         1999        1998
------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------
MAXIM MODERATELY AGGRESSIVE  PROFILE I

Value at beginning of period                         10.69         12.31       13.07       13.83       11.48       $10.33
Value at end of period                               13.09         10.69       12.31       13.07       13.83       $11.48
Number of accumulation units outstanding at         899,457       750,901     642,056   559,268.52   478,876.63  446,496.19
end of period

------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------
-------------
    1997
-------------
  $10.00
  $10.33
141,839.79


-----------


MAXIM MODERATE PROFILE I

Value at beginning of period                         10.92         12.09       12.59       12.93       11.25       $10.22
Value at end of period                               12.96         10.92       12.09       12.59       12.93       $11.25
Number of accumulation units outstanding at        1,414,644      554,920     550,894   467,845.55   479,827.82  418,487.19
end of period

------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------
-------------
    1997
-------------
  $10.00
  $10.22
110,105.33


-----------


MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                         10.69         11.43       11.61       11.82       11.05       $10.19
Value at end of period                               12.30         10.69       11.43       11.61       11.82       $11.05
Number of accumulation units outstanding at         320,327       281,887     285,065   294,535.03   309,247.32  354,140.45
end of period

------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------


-------------
    1997
-------------
  $10.00
  $10.19
53,608.55


-----------


MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                         11.90         12.13       11.94       11.42       11.04       $10.32
Value at end of period                               13.08         11.90       12.13       11.94       11.42       $11.04
Number of accumulation units outstanding at         391,482       354,326     409,009   408,528.31   431,714.66  436,225.06
end of period

------------------------------------------------ -------------- ------------- --------- ------------ ----------- -----------
-------------
    1997
-------------
  $10.00
  $10.32
72,034.42


-----------

FIDELITY VIP II CONTRAFUND

Value at beginning of period                         10.26         11.46       13.23       14.35       11.69       10.00
Value at end of period                               13.02         10.26       11.46       13.23       14.35       11.69
Number of accumulation units outstanding at         968,316       894,447     854,392   777,969.30   490,770.66  79,502.22
end of period

                                                                                                                 -----------
------------------------------------------------ -------------- ------------- --------- ------------ -----------
ALGER AMERICAN BALANCED

Value at beginning of period                         9.15          10.57       10.91       11.36       10.00
Value at end of period                               10.75          9.15       10.57       10.91       11.36
Number of accumulation units outstanding at         507,090       601,451     598,195   505,908.25   94,918.42
end of period

------------------------------------------------ -------------- ------------- --------- ------------ -----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                         8.44          12.13       13.15       12.19       10.00
Value at end of period                               12.32          8.44       12.13       13.15       12.19
Number of accumulation units outstanding at         969,663       813,721     857,730   865,700.73   126,221.16
end of period

------------------------------------------------ -------------- ------------- --------- ------------ -----------
MAXIM BOND INDEX

Value at beginning of period                         12.63         11.66       10.98       9.99        10.00
Value at end of period                               12.86         12.63       11.66       10.98        9.99
Number of accumulation units outstanding at         477,603       547,548     176,019    65,240.25   12,077.38
end of period

------------------------------------------------ -------------- ------------- --------- ------------ -----------
PIONEER EQUITY- INCOME VCT

Value at beginning of period                         8.36          10.08       11.00       9.72        10.00
Value at end of period                               10.09          8.36       10.08       11.00        9.72
Number of accumulation units outstanding at         58,894         39,372      44,049    53,890.54   17,679.99
end of period

------------------------------------------------ -------------- ------------- --------- ------------ -----------







------------------------------------------------- ----------- ----------- ------------ -----------
INVESTMENT DIVISION       (1.25)                     2003        2002        2001         2000
------------------------------------------------- ----------- ----------- ------------ -----------
                                                              ----------- ------------ -----------
AIM BLUE CHIP FUND

Value at beginning of period                         4.73        6.51        8.55        10.00
Value at end of period                               5.85        4.73        6.51         8.55
Number of accumulation units outstanding at end    232,084     292,297      423.660    290,970.96
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                        12.20       13.00        11.83       10.00
Value at end of period                              14.97       12.20        13.00       11.83
Number of accumulation units outstanding at end    272,460     170,066      107,627    27,963.04
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
RS EMERGING GROWTH

Value at beginning of period                         3.19        5.41        7.53        10.00
Value at end of period                               4.63        3.19        5.41         7.53
Number of accumulation units outstanding at end    759,394     537,797      467,056    290,275.09
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
ARTISAN INTERNATIONAL

Value at beginning of period                         5.64        7.04        8.48        10.00
Value at end of period                               7.20        5.64        7.04         8.48
Number of accumulation units outstanding at end    441,205     294,453      200,036    144,380.21
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
INVESCO DYNAMICS

Value at beginning of period                         3.70        5.60        8.46        10.00
Value at end of period                               5.05        3.70        5.60         8.46
Number of accumulation units outstanding at end    513,982     597,242      532,951    341,994.64
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
JANUS TWENTY

Value at beginning of period                         3.67        4.90        7.00        10.00
Value at end of period                               4.55        3.67        4.90         7.00
Number of accumulation units outstanding at end   1,052,302    947,397      846,459    621,528.05
of period

------------------------------------------------- ----------- ----------- ------------ -----------
------------------------------------------------- ----------- ----------- ------------ -----------
JANUS WORLDWIDE

Value at beginning of period                         4.43        6.06        7.96        10.00
Value at end of period                               5.43        4.43        6.06         7.96
Number of accumulation units outstanding at end    625,391     622,139      584,126    408,303.89
of period

------------------------------------------------- ----------- ----------- ------------ -----------



------------------------------------------ ------------ ------------
INVESTMENT DIVISION       (1.25)              2003         2002
------------------------------------------ ------------ ------------
----------------------------------------- ------------- ------------
AIM SMALL-CAP GROWTH

Value at beginning of period                  7.42         10.00
Value at end of period                       10.20         7.42
Number of accumulation units                112,015       12,201
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period                  8.12         10.00
Value at end of period                        9.93         8.12
Number of accumulation units                199,655       92,533
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------
LEGG MASON VALUE

Value at beginning of period                  8.42         10.00
Value at end of period                       12.01         8.42
Number of accumulation units                347,682       95,682
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------
MFS STRATEGIC GROWTH

Value at beginning of period                  7.93         10.00
Value at end of period                        9.97         7.93
Number of accumulation units                 25,361       16,125
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                  7.85         10.00
Value at end of period                       10.04         7.85
Number of accumulation units                113,836       45,222
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------
PIMCO TOTAL RETURN

Value at beginning of period                 10.66         10.00
Value at end of period                       11.07         10.66
Number of accumulation units                494,056       298,172
outstanding at end of period

----------------------------------------- ------------- ------------
----------------------------------------- ------------- ------------




------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2003         2002         2001          2000         1999         1998
-------------------------------------------------
                                                  ------------ ------------ ------------ ------------- ------------ ------------
MAXIM MONEY MARKET

Value at beginning of period                         12.77        12.72        12.37        11.77         11.34       $10.89
Value at end of period                               12.74        12.77        12.72        12.37         11.77        11.34
Number of accumulation units outstanding at end    1,906,337     549,783      560,138     554,768.11   430,080.54   352,052.98
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $10.44       $10.04       $10.00
  $10.89       $10.44       $10.04
1,402,319.60 343,499.44   169,096.04


------------ ------------ ------------



MAXIM BOND

Value at beginning of period                         14.12        13.07        12.32        11.56         11.70       $11.08
Value at end of period                              ------        14.12        13.07        12.32         11.56       $11.70
Number of accumulation units outstanding at end     ------       735,185      828,941     837,181.60   485,260.78   271,537.15
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $10.44       $10.11       $10.00
  $11.08       $10.44       $10.11
251,460.22   287,152.67   197,590.07


------------ ------------ ------------



MAXIM STOCK INDEX

Value at beginning of period                         14.96        19.34        22.11        24.24         20.44       $16.27
Value at end of period                               19.02        14.96        19.34        22.11         24.24       $20.44
Number of accumulation units outstanding at end    3,006,713    3,308,532    3,559,785   3,707,280.13  1,877,727.40 1,470,364.97
of period


------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $12.45       $10.30       $10.00
  $16.27       $12.43       $10.30
2,328,852.18 2,057,207.66 937,180.75


------------ ------------ ------------


MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                         14.98        13.77        12.98        11.85         11.93       $11.23
Value at end of period                               15.22        14.98        13.77        12.98         11.85       $11.93
Number of accumulation units outstanding at end     481,229      487,376      429,435     369,129.68   217,847.85   151,304.43
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $10.45       $10.15       $10.00
  $11.23       $10.45       $10.15
112,314.59   119,989.13    39,695.16


------------ ------------ ------------


MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                         19.42        21.98        18.78        15.97         16.08       $12.14
Value at end of period                               24.93        19.42        21.98        18.78         15.97       $16.08
Number of accumulation units outstanding at end     545,902      544,665      589,121     574,831.38   529,521.61   470,211.38
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $10.85       $10.34       $10.00
  $12.14       $10.85       $10.34
422,167.92   528,556.23   194,687.27


------------ ------------ ------------


MAXIM INDEX 600

Value at beginning of period                         14.82        17.65        16.85        15.43         13.92       $14.28
Value at end of period                               20.28        14.82        17.65        16.85         15.43       $13.92
Number of accumulation units outstanding at end     202,952      185,217      197,788     203,257.77   173,995.43    72,881.82
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $11.92       $10.43       $10.00
  $14.28       $11.92       $10.43
147,236.05   132,987.33    72,120.51


------------ ------------ ------------


MAXIM TEMPLETON(R) INTERNATIONAL EQUITY

Value at beginning of period                         10.88        13.40        15.11        15.01         11.66       $12.39
Value at end of period                               14.59        10.88        13.40        15.11         15.01       $11.66
Number of accumulation units outstanding at end     493,274      478,007      509,371     539,441.58   492,141.77   498,703.59
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $12.27       $10.36       $10.00
  $12.39       $12.27       $10.36
557,569.31   $548,157.84  290,190.44


------------ ------------ ------------



FIDELITY VIP GROWTH

Value at beginning of period                         12.51        18.08        22.17        25.14         18.46       $13.36
Value at end of period                               16.47        12.51        18.08        22.17         25.14       $18.46
Number of accumulation units outstanding at end    1,390,635    1,155,035    1,223,847   1,163,198.41  727,652.01   503,651.35
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $10.93        $9.62       $10.00
  $13.36       $10.93        $9.62
588,801.03   463,651.69   164,201.34


------------ ------------ ------------


MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                         16.87        19.59        19.46        17.40         16.99       $15.74
Value at end of period                               21.00        16.87        19.59        19.46         17.40       $16.99
Number of accumulation units outstanding at end     518,990      521,917      586,577     549,728.52   427,608.57   379,091.37
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $12.34       $10.43       $10.00
  $15.74       $12.34       $10.43
561,621.67   276,648.63    1,324.94


------------ ------------ ------------


MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                         20.71        22.30        19.47        15.52         16.63       $15.50
Value at end of period                               26.51        20.71        22.30        19.47         15.52       $16.63
Number of accumulation units outstanding at end     125,335      95,309       74,353      51,535.19     37,219.61    21,916.39
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------

  $12.24       $10.48       $10.00
  $15.50       $12.24       $10.48
 4,787.54     1,652.65      164.60


------------ ------------ ------------






------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
INVESTMENT DIVISION        (0.95)                    2003         2002         2001          2000         1999         1998
------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                         15.50        14.09        13.87        13.38         12.88       $12.57
Value at end of period                               19.98        15.50        14.09        13.87         13.38       $12.88
Number of accumulation units outstanding at end     198,216      159,601      176,528     185,615.42   132,735.46   107,193.71
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------ -
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
 $11.26       $10.30       $10.00
 $12.57       $11.26       $10.30
84,830.69    38,958.69     269.42


----------- ------------ ------------

MAXIM INVESCO ADR

Value at beginning of period                         11.70        13.60        16.44        18.48         15.21       $13.88
Value at end of period                               15.21        11.70        13.60        16.44         18.48       $15.21
Number of accumulation units outstanding at end     80,506       84,497       113,759     104,087.89    70,783.74    51,071.84
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------

------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $12.50       $10.41       $10.00
  $13.88       $12.50       $10.41
149,143.92    74,310.25    1,130.83


------------ ------------ -----------


MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                         15.04        21.99        28.79        33.17         18.52       $15.90
Value at end of period                               19.51        15.04        21.99        28.79         33.17       $18.52
Number of accumulation units outstanding at end     478,525      464,900      536,016     495,178.57   335.181.31   251,992.27
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------ ------------
   1997         1996         1995
------------ ------------ ------------
  $13.52       $10.77       $10.00
  $15.90       $13.52       $10.77
296,221.15   159,393.34    24,147.18


------------              ------------

MAXIM INVESCO BALANCED

Value at beginning of period                         11.95        14.53        16.67        17.17         14.85       $12.66
Value at end of period                              ------        11.95        14.53        16.67         17.17       $14.85
Number of accumulation units outstanding at end     ------       901,517      968,138     971,565.34   478,348.00   342,274.21
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------ ------------
   1997         1996
------------ ------------
  $10.14       $10.00
  $12.66       $10.14
340,421.00    4,262.66


------------ ------------

MAXIM VALUE INDEX

Value at beginning of period                         9.55         12.27        14.14        13.55         12.28       $10.83
Value at end of period                               12.34        9.55         12.27        14.14         13.55       $12.28
Number of accumulation units outstanding at end     97,287       77,253       78,564      70,893.39     40,924.99    23,951.01
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.83
 12,307.01


-----------

MAXIM GROWTH
INDEX

Value at beginning of period                         8.89         11.82        13.74        17.86         14.21       $10.45
Value at end of period                               11.00        8.89         11.82        13.74         17.86       $14.21
Number of accumulation units outstanding at end     277,116      254,502      264,562     229,555.59   126,500.02    66,115.58
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.45
 1,779.77


------------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                         11.24        13.27        11.72         9.56         9.69        $10.01
Value at end of period                               14.95        11.24        13.27        11.72         9.56         $9.69
Number of accumulation units outstanding at end     99,214       80,248       71,311      57,078.87     32,492.98    22,333.17
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.01
 9,792.14


------------


MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                         6.69         9.06         11.08        13.92         12.22       $10.46
Value at end of period                              ------        6.69         9.06         11.08         13.92       $12.22
Number of accumulation units outstanding at end     ------       43,370       57,468      38,911.05     25,804.74    18,073.50
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.46
 7,818.57


------------

MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                         12.41        16.06        16.40        15.42         12.49       $10.32
Value at end of period                               16.94        12.41        16.06        16.40         15.42       $12.49
Number of accumulation units outstanding at end     195,636      164,759      186,267     147,864.53    93,445.15    55,481.56
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.32
 12,739.10


------------

MAXIM AGGRESSIVE PROFILE I

Value at beginning of period                         9.95         12.19        13.06        14.15         11.72       $10.30
Value at end of period                               12.87        9.95         12.19        13.06         14.15       $11.72
Number of accumulation units outstanding at end     223,835      166,720      165,531     126,105.69    68,648.89    39,090.58
of period

------------------------------------------------- ------------ ------------ ------------ ------------- ------------ ------------
------------
   1997
------------
  $10.00
  $10.30
 9,576.11


------------






------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
INVESTMENT DIVISION        (0.95)             2003        2002       2001        2000       1999        1998        1997
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period                 10.86       12.46       13.19      13.93       11.52      $10.34      $10.00
Value at end of period                       13.34       10.86       12.46      13.19       13.93      $11.52      $10.34
Number of accumulation units outstanding    541,884     394,948     339,921   252,330.73  163,856.44 36,452.19   53,828.37
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
MAXIM MODERATE PROFILE I

Value at beginning of period                 11.09       12.24       12.70      13.00       11.28      $10.23      $10.00
Value at end of period                       13.20       11.09       12.24      12.70       13.00      $11.28      $10.23
Number of accumulation units outstanding    591,152     385,603     302,169   205,574.66  91,118.94  16,878.33   44,770.91
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period                 10.81       11.53       11.67      11.85       11.04      $10.20      $10.00
Value at end of period                       12.48       10.81       11.53      11.67       11.85      $11.04      $10.20
Number of accumulation units outstanding    130,774     114,087     69,873    49,099.83   14,657.02   4,110.80   53,438.52
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                 12.17       12.37       12.14      11.58       11.15      $10.33      $10.00
Value at end of period                       13.42       12.17       12.37      12.14       11.58      $11.15      $10.33
Number of accumulation units outstanding     62,437      60,105     47,547    34,795.75   12,170.50   3,968.60   94,228.09
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ----------             -----------
------------------------------------------ ----------- ----------- ---------- ----------- ---------- ----------- -----------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period                  9.72       13.18       17.16      20.54       12.59      $10.00
Value at end of period                       11.94        9.72       13.18      17.16       20.54      $12.59
Number of accumulation units outstanding    232,759     219,839     208,436   171,579.82  105,742.62 48,118.83
at end of period

------------------------------------------ ----------- ----------- ---------- ----------- ---------- -----------
FIDELITY VIP II CONTRAFUND

Value at beginning of period                 10.39       11.57       13.32      14.40       11.70      $10.00
Value at end of period                       13.22       10.39       11.57      13.32       14.40      $11.70
Number of accumulation units outstanding    308,230     250,602     224,771   198,939.20  84,529.68   1,792.37
at end of period

------------------------------------------ ----------- ----------- ---------- -----------            -----------
------------------------------------------ ----------- ---------- ----------- ----------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period                  9.25       10.64      10.96       11.37       10.00
Value at end of period                       10.90       9.25       10.64       10.96       11.37
Number of accumulation units outstanding    103,854     135,584    125,592    109,400.16  15,039.58
at end of period

------------------------------------------ ----------- ---------- ----------- ----------- ----------
MAXIM BOND INDEX

Value at beginning of period                 12.75       11.74      11.02       10.00       10.00
Value at end of period                       13.02       12.75      11.74       11.02       10.00
Number of accumulation units outstanding    241,013     156,718     57,734    10,543.97     79.29
at end of period

------------------------------------------ ----------- ---------- ----------- ----------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                  8.52       12.21      13.20       12.20       10.00
Value at end of period                       12.48       8.52       12.21       13.20       12.20
Number of accumulation units outstanding    259,232     203,757    228,470    219,146.68  13,680.57
at end of period

------------------------------------------ ----------- ---------- ----------- ----------- ----------
------------------------------------------ ----------- ---------- ----------- ----------- ----------
PIONEER EQUITY-INCOME VCT

Value at beginning of period                  8.44       10.15      11.04        9.73       10.00
Value at end of period                       10.22       8.44       10.15       11.04       9.73
Number of accumulation units outstanding     24,795     21,354      17,312     8,530.30   1,756.46
at end of period

------------------------------------------ ----------- ---------- ----------- ----------- ----------

------------------------------------------------ ----------- ----------- ---------- -----------
INVESTMENT DIVISION        (0.95)                   2003        2002       2001        2000
------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                       12.29       13.06       11.85      10.00
Value at end of period                             15.13       12.29       13.06      11.85
Number of accumulation units outstanding at        84,913      67,208     35,178    11,586.51
end of period

------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
RS EMERGING GROWTH

Value at beginning of period                        3.22        5.43       7.54       10.00
Value at end of period                              4.68        3.22       5.43        7.54
Number of accumulation units outstanding at       210,557     114,711     98,736    58,620.46
end of period

------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
ARTISAN INTERNATIONAL

Value at beginning of period                        5.69        7.08       8.49       10.00
Value at end of period                              7.27        5.69       7.08        8.49
Number of accumulation units outstanding at        91,564      58,883     48,509    25,053.26
end of period

------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
INVESCO DYNAMICS

Value at beginning of period                        3.73        5.63       8.47       10.00
Value at end of period                              5.11        3.73       5.63        8.47
Number of accumulation units outstanding at       102,657     118,493     159,264   90,122.19
end of period

------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
JANUS TWENTY

Value at beginning of period                        3.70        4.92       7.02       10.00
Value at end of period                              4.60        3.70       4.92        7.02
Number of accumulation units at end of period     300,351     274,501     194,263   113,873.77


------------------------------------------------ ----------- ----------- ---------- -----------
JANUS WORLDWIDE

Value at beginning of period                        4.46        6.09       7.97        0.00
Value at end of period                              5.49        4.46       6.09        7.97
Number of accumulation units outstanding at       192,743     192,992     155,095   96,439.50
end of period

------------------------------------------------ ----------- ----------- ---------- -----------
------------------------------------------------ ----------- ----------- ---------- -----------
AIM BLUE CHIP FUND

Value at beginning of period                        4.76        6.54       8.56       10.00
Value at end of period                              5.91        4.76       6.54        8.56
Number of accumulation units outstanding at        64,042      81,240     88,846    33,594.30
end of period

------------------------------------------------ ----------- ----------- ---------- -----------

-------------------------------------- ------------- ------------
INVESTMENT DIVISION        (0.95)          2003         2002
-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------
AIM SMALL-CAP GROWTH

Value at beginning of period               7.43         10.00
Value at end of period                    10.24         7.43
Number of accumulation units at end       36,484        1,727
of period

-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period               8.14         10.00
Value at end of period                     9.98         8.14
Number of accumulation units at end       51,299       21,813
of period

-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------
LEGG MASON VALUE

Value at beginning of period               8.43         10.00
Value at end of period                    12.07         8.43
Number of accumulation units at end       80,685       24,425
of period

-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------
MFS STRATEGIC GROWTH

Value at beginning of period               7.95         10.00
Value at end of period                    10.02         7.95
Number of accumulation units at end       3,625         3,407
of period

-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period               7.87         10.00
Value at end of period                    10.09         7.87
Number of accumulation units at end       21,589        2,764

of period
-------------------------------------- ------------- ------------
PIMCO TOTAL RETURN

Value at beginning of period              10.67         10.00
Value at end of period                    11.13         10.67
Number of accumulation units at end      107,642       48,750
of period

-------------------------------------- ------------- ------------
-------------------------------------- ------------- ------------






---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
INVESTMENT DIVISION  (0.75)           2003         2002         2001         2000         1999         1998         1997
---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM MONEY MARKET

Value at beginning of period          12.15        12.07        11.72        11.13        10.70       $10.25       $10.00
Value at end of period                12.14        12.15        12.07        11.72        11.13       $10.70       $10.25
Number of accumulation units        1,466,890    1,219,314    1,450,131   1,594,293.70 2,059,542.36 1,613,050.25 11,698.04
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM BOND

Value at beginning of period          13.36        12.34        11.61        10.88        10.99       $10.38       $10.00
Value at end of period               -------       13.36        12.34        11.61        10.88       $10.99       $10.38
Number of accumulation units         -------      256,484      265,519    254,757.07   288,557.62   302,285.65   19,087.44
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM STOCK INDEX

Value at beginning of period          10.16        13.12        14.96        16.37        13.78       $10.95       $10.00
Value at end of period                12.95        10.16        13.12        14.96        16.37       $13.78       $10.95
Number of accumulation units        3,076,632    3,503,273    3,767,774   3,979,926.80 3,812,823.63 3,382,583.06 167,748.34
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period          14.10        12.94        12.17        11.09        11.14       $10.47       $10.00
Value at end of period                14.35        14.10        12.94        12.17        11.09       $11.14       $10.47
Number of accumulation units         337,416      357,996      327,141    303,867.58   350,532.03   341,859.87     739.30
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM ARIEL MID-CAP VALUE

Value at beginning of period          17.78        20.08        17.12        14.53        14.60       $11.00       $10.00
Value at end of period                22.87        17.78        20.08        17.12        14.53       $14.60       $11.00
Number of accumulation units         317,797      361,232      353,595    319,880.59   328,339.05   256,925.44    2,545.66
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM INDEX 600

Value at beginning of period          11.68        13.88        13.22        12.08        10.88       $11.14       $10.00
Value at end of period                16.01        11.68        13.88        13.22        12.08       $10.88       $11.14
Number of accumulation units         178.778      195,732      179,104    165,315.68   175,765.02   183,674.90    1,923.32
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM TEMPLETON(R) INTERNATIONAL
EQUITY

Value at beginning of period          8.35         10.27        11.55        11.45        8.88         $9.42       $10.00
Value at end of period                11.22        8.35         10.27        11.55        11.45        $8.88       $9.42
Number of accumulation units         170,190      191,097      194,421    174,161.75   180,091.70   122,570.24    2,087.94
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
FIDELITY VIP GROWTH

Value at beginning of period          10.23        14.75        18.05        20.43        14.98       $10.82       $10.00
Value at end of period                13.49        10.23        14.75        18.05        20.43       $14.98       $10.82
Number of accumulation units         927,891      948,538      945,946    914,067.65   755,950.03   593,071.00    3,446.98
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period          12.06        13.97        13.85        12.36        12.04       $11.14       $10.00
Value at end of period                15.04        12.06        13.97        13.85        12.36       $12.04       $11.14
Number of accumulation units         612,770      616,083      573,008    519,589.86   625,382.39   614,261.17    1,715.12
outstanding at end of period

---------------------------------- ------------ ------------ ------------ ------------ ------------ ------------ -----------






------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
INVESTMENT DIVISION  (0.75)                   2003        2002       2001        2000         1999        1998        1997
------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM ARIEL SMALL-CAP
VALUE

Value at beginning of period                 15.93       17.13       14.92       11.87       12.69       $11.81      $10.00
Value at end of period                       20.44       15.93       17.13       14.92       11.87       $12.69      $11.81
Number of accumulation units outstanding     70.222      63,011     40,779     30,317.16   26,816.01    24,665.53    395.12
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                 13.13       11.91       11.70       11.27       10.83       $10.55      $10.00
Value at end of period                       16.96       13.13       11.91       11.70       11.27       $10.83      $10.55
Number of accumulation units outstanding    219,830     206,726     181,118   188,987.82   189,311.10  178,619.57    140.06
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM INVESCO
ADR

Value at beginning of period                  8.52        9.88       11.93       13.38       10.99       $10.01      $10.00
Value at end of period                       11.10        8.52       9.88        11.93       13.38       $10.99      $10.01
Number of accumulation units outstanding    318,742     323,340     304,754   275,937.25   280,188.56  292,162.25     7.11
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------

MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                 10.62       15.50       20.24       23.28       12.97       $11.11      $10.00
Value at end of period                       13.80       10.62       15.50       20.24       23.28       $12.97      $11.11
Number of accumulation units outstanding    424,713     428,582     430,489   456,661.36   396,589.37  334,433.76    754.64
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM INVESCO
BALANCED

Value at beginning of period                 10.14       12.31       14.09       14.48       12.50       $10.63      $10.00
Value at end of period                       ------      10.14       12.31       14.09       14.48       $12.50      $10.63
Number of accumulation units outstanding     ------     865,323     892,212   882,523.75   684,805.52  530,510.93   1,275.72
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM VALUE
INDEX

Value at beginning of period                  9.65       12.38       14.23       13.61       12.31       $10.84      $10.00
Value at end of period                       12.49        9.65       12.38       14.23       13.61       $12.31      $10.84
Number of accumulation units outstanding     95,484      99,991     99,502     97,721.78   69,752.97    41,993.96
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM GROWTH
INDEX

Value at beginning of period                  8.99       11.92       13.83       17.94       14.25       $10.46      $10.00
Value at end of period                       11.14        8.99       11.92       13.83       17.94       $14.25      $10.46
Number of accumulation units outstanding    163,201     184,480     195,512   163,752.64   102,466.53   24,247.29
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                 11.36       13.39       11.80       9.61         9.72       $10.02      $10.00
Value at end of period                       15.14       11.36       13.39       11.80        9.61        $9.72      $10.02
Number of accumulation units outstanding     66,125      66,711     42,827     32,627.82   19,064.83    14,660.30
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------
MAXIM FOUNDERS GROWTH &
INCOME

Value at beginning of period                  6.76        9.13       11.16       13.98       12.25       $10.47      $10.00
Value at end of period                       -----        6.76       9.13        11.16       13.98       $12.25      $10.47
Number of accumulation units outstanding     -----       46,420     42,654     39,662.02   38,384.92    26,637.10
at end of period

------------------------------------------ ----------- ----------- ---------- ------------ ----------- ------------ ---------





----------------------------------------------- ---------- ----------- ----------- ----------- ----------
INVESTMENT DIVISION  (0.75)                       2003        2002        2001        2000       1999
----------------------------------------------- ---------- ----------- ----------- ----------- ----------
MAXIM BOND INDEX

Value at beginning of period                      12.84      11.79       11.05       10.00       10.00
Value at end of period                            13.13      12.84       11.79       11.05       10.00
Number of accumulation units outstanding at      49,972      32,896      10,427     1,128.60    249.52
end of period

----------------------------------------------- ---------- ----------- ----------- ----------- ----------
----------------------------------------------- ---------- ----------- ----------- ----------- ----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                      8.58       12.27       13.23       12.21       10.00
Value at end of period                            12.59       8.58       12.27       13.23       12.21
Number of accumulation units outstanding at      76,145      64,663      57,979    41,598.74   4,173.07
end of period

----------------------------------------------- ---------- ----------- ----------- ----------- ----------
----------------------------------------------- ---------- ----------- ----------- ----------- ----------
PIONEER EQUITY-INCOME VCT

Value at beginning of period                      8.47       10.16       11.03        9.74       10.00
Value at end of period                            10.28       8.47       10.16       11.03       9.74
Number of accumulation units outstanding at      10,108      9,593       6,589      1,869.22   1,471.60
end of period

----------------------------------------------- ---------- ----------- ----------- ----------- ----------
----------------------------------------------- ---------- ----------- ----------- ----------- ----------
JANUS WORLDWIDE

Value at beginning of period                      4.49        6.11        7.98       10.00
Value at end of period                            5.53        4.49        6.11        7.98
Number of accumulation units outstanding at      38,280      40,551      36,445    15,875.85
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
AIM BLUE CHIP FUND

Value at beginning of period                      4.79        6.56        8.57       10.00
Value at end of period                            5.95        4.79        6.56        8.57
Number of accumulation units outstanding at      10,952      17,313      26,790     6,938.89
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
FRANKLIN SMALL-MID CAP GROWTH

Value at beginning of period                      4.69        6.70        8.50       10.00
Value at end of period                            6.40        4.69        6.70        8.50
Number of accumulation units outstanding at      38,458      14,465      7,384       106.52
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                      12.35      13.10       11.86       10.00
Value at end of period                            15.24      12.35       13.10       11.86
Number of accumulation units outstanding at      22,298      18,110      8,688      1,337.27
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
AMERICAN CENTURY INCOME & GROWTH

Value at beginning of period                      6.88        8.59        9.45       10.00
Value at end of period                            8.85        6.88        8.59        9.45
Number of accumulation units outstanding at      28,639      22,142      2,206        ---
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
RS EMERGING GROWTH

Value at beginning of period                      3.24        5.45        7.55       10.00
Value at end of period                            4.71        3.24        5.45        7.55
Number of accumulation units outstanding at      34,730      20,154      24,378     9,391.15
end of period

-----------------------------------------------
----------------------------------------------- ---------- ----------- ----------- -----------
ARTISAN INTERNATIONAL

Value at beginning of period                      5.71        7.10        8.50       10.00
Value at end of period                            7.33        5.71        7.10        8.50
Number of accumulation units outstanding at      40,584      33,286      14,150     2,436.41
end of period

----------------------------------------------- ---------- ----------- ----------- -----------







--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
INVESTMENT DIVISION  (0.75)                           2003      2002       2001       2000        1999        1998      1997
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                         12.54      16.20     16.51      15.49       12.53       $10.33    $10.00
Value at end of period                               17.16      12.54     16.20      16.51       15.49       $12.53    $10.33
Number of accumulation units outstanding at end     109,705    101,535    91,020   86,437.80   51,474.65   36,548.42
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM AGGRESSIVE PROFILE
I

Value at beginning of period                         10.05      12.29     13.14      14.21       11.75       $10.31    $10.00
Value at end of period                               13.03      10.05     12.29      13.14       14.21       $11.75    $10.31
Number of accumulation units outstanding at end     168,430    165,055   140,600   97,470.17   63,448.45   15,150.39
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period                         10.98      12.58     13.29      14.00       11.55       $10.34    $10.00
Value at end of period                               13.51      10.98     12.58      13.29       14.00       $11.55    $10.34
Number of accumulation units outstanding at end     416,798    406,095   320,829   233,517.97  207.585.59  140,358.02
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM MODERATE PROFILE
I

Value at beginning of period                         11.22      12.36     12.80      13.08       11.32       $10.24    $10.00
Value at end of period                               13.39      11.22     12.36      12.80       13.08       $11.32    $10.24
Number of accumulation units outstanding at end     527,862    488,310   442,197   378,015.86  347,108.62  258,990.96
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE
I

Value at beginning of period                         10.98      11.68     11.80      11.96       11.12       $10.21    $10.00
Value at end of period                               12.70      10.98     11.68      11.80       11.96       $11.12    $10.21
Number of accumulation units outstanding at end     306,567    309,067   336,687   345,938.20  383,124.12  338,437.20
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period                         12.23      12.40     12.15      11.56       11.11       $10.34    $10.00
Value at end of period                               13.51      12.23     12.40      12.15       11.56       $11.11    $10.34
Number of accumulation units outstanding at end     156,510    214,143   168,345   177,717.84  342,028.29  426,692.38
of period

                                                                                                                       --------
--------------------------------------------------- --------- ---------- --------- ----------- ----------- ----------- --------
JANUS ASPEN WORLDWIDE GROWTH

Value at beginning of period                          8.25      11.15     14.49      17.31       10.65       $10.00
Value at end of period                               10.15      8.25      11.15      14.49       17.31       $10.65
Number of accumulation units outstanding at end     172,557    185,722   193,107   209,494.46  123,401.32  17,591.36
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- -----------
STEIN ROE BALANCED, VARIABLE SERIES

Value at beginning of period                          9.28      10.59     11.75      11.98       10.72       $10.00
Value at end of period                               11.10      9.28      10.59      11.75       11.98       $10.72
Number of accumulation units outstanding at end      16,691    10,794     12,009    8,424.85    8,242.99    4,142.27
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- -----------
FIDELITY VIP II
CONTRAFUND

Value at beginning of period                         10.48      11.64     13.37      14.43       11.70       $10.00
Value at end of period                               13.36      10.48     11.64      13.37       14.43       $11.70
Number of accumulation units outstanding at end      77,938    70,602     60,167   35,037.54   19,034.82     545.53
of period

--------------------------------------------------- --------- ---------- --------- ----------- ----------- -----------
ALGER AMERICAN BALANCED

Value at beginning of period                          9.31      10.69     10.98      11.38       10.00
Value at end of period                               11.00      9.31      10.69      10.98       11.38
Number of accumulation units outstanding at end      26,685    30,271     25,750   12,856.34    3,327.96
of period

--------------------------------------------------- --------- ---------- --------- ----------- -----------






----------------------------------------------- ---------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.75)                       2003        2002        2001        2000
----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
INVESCO DYNAMICS

Value at beginning of period                      3.75        5.64        8.48       10.00
Value at end of period                            5.15        3.75        5.64        8.48
Number of accumulation units outstanding at      35,777      53,272      34,718    13,292.47
end of period

----------------------------------------------- ---------- ----------- ----------- -----------
JANUS FUND

Value at beginning of period                      4.52        6.28        8.57       10.00
Value at end of period                            5.91        4.52        6.28        8.57
Number of accumulation units at end of period    22,562      60,777      15,053      39.50

-----------------------------------------------
----------------------------------------------- ---------- ----------- ----------- -----------
JANUS TWENTY

Value at beginning of period                      3.72        4.93        7.02       10.00
Value at end of period                            4.63        3.72        4.93        7.02
Number of accumulation units at end of period    43,809      50,147      49,241    36,576.13

----------------------------------------------- ---------- ----------- ----------- -----------
----------------------------------------------- ---------- ----------- ----------- -----------
AIM SMALL-CAP GROWTH

Value at beginning of period                      7.44       10.00
Value at end of period                            10.28       7.44
Number of accumulation units at end of period     5,440      2,324

----------------------------------------------- ---------- -----------
----------------------------------------------- ---------- -----------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period                      8.15       10.00
Value at end of period                            10.01       8.15
Number of accumulation units at end of period    16,564      8,831

----------------------------------------------- ---------- -----------
----------------------------------------------- ---------- -----------
LEGG MASON VALUE

Value at beginning of period                      8.44       10.00
Value at end of period                            12.11       8.44
Number of accumulation units at end of period    16,409      1,801

----------------------------------------------- ---------- -----------
----------------------------------------------- ---------- -----------
MFS STRATEGIC GROWTH

Value at beginning of period                      7.96       10.00
Value at end of period                            10.05       7.96
Number of accumulation units at end of period     7,976      1,105

----------------------------------------------- ---------- -----------
----------------------------------------------- ---------- -----------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                      7.88       10.00
Value at end of period                            10.12       7.88
Number of accumulation units at end of period     5,738      2,436

----------------------------------------------- ---------- -----------
----------------------------------------------- ---------- -----------
PIMCO TOTAL RETURN

Value at beginning of period                      10.68      10.00
Value at end of period                            11.16      10.68
Number of accumulation units at end of period    29,997      13,490

----------------------------------------------- ---------- -----------





  ------------------------------------------------ ---------- ----------- ------- ---------
  INVESTMENT DIVISION        (0.65)                  2003        2002      2001     2000
  ------------------------------------------------ ---------- ----------- ------- ---------

  MAXIM MONEY
  MARKET

  Value at beginning of period                       10.75      10.65     10.35    10.00
  Value at end of period                             10.75      10.75     10.65    10.35
  Number of accumulation units outstanding at        2,702       417        85     85.30
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------

  MAXIM

  BOND

  Value at beginning of period                       12.24      11.30     10.62    10.00
  Value at end of period                            ------      12.24     11.30    10.62
  Number of accumulation units outstanding at       ------      1,094     1,094   1,093.61
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM STOCK
  INDEX

  Value at beginning of period                       6.26        8.07      9.19    10.00
  Value at end of period                             7.98        6.26      8.07     9.19
  Number of accumulation units outstanding at        4,128      4,001     4,393   8,977.40
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM U.S. GOVERNMENT SECURITIES

  Value at beginning of period                       12.75      11.69     10.99    10.00
  Value at end of period                             13.00      12.75     11.69    10.99
  Number of accumulation units outstanding at         357        357       357     357.38
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM ARIEL MID-CAP
  VALUE

  Value at beginning of period                       12.49      14.09     12.00    10.00
  Value at end of period                             16.08      12.49     14.09    12.00
  Number of accumulation units outstanding at         538        545       545     902.72
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM INDEX
  600

  Value at beginning of period                       9.45       11.22     10.67    10.00
  Value at end of period                             12.97       9.45     11.22    10.67
  Number of accumulation units outstanding at         617        841       841    1,054.41
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM TEMPLETON(R) INTERNATIONAL
  EQUITY

  Value at beginning of period                       7.34        9.01     10.13    10.00
  Value at end of period                             9.87        7.34      9.01    10.13
  Number of accumulation units outstanding at        1,613      1,571     1,525   1,957.79
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------
  FIDELITY VIP
  GROWTH

  Value at beginning of period                       5.06        7.28      8.90    10.00
  Value at end of period                             6.67        5.06      7.28     8.90
  Number of accumulation units outstanding at        2,915      3,307     3,321   4,540.67
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM T. ROWE PRICE EQUITY/INCOME

  Value at beginning of period                       9.53       11.03     10.92    10.00
  Value at end of period                             11.89       9.53     11.03    10.92
  Number of accumulation units outstanding at        1,516      1,534     1,550   1,644.45
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------
  MAXIM ARIEL SMALL-CAP VALUE

  Value at beginning of period                       13.43      14.42     12.55    10.00
  Value at end of period                             17.24      13.43     14.42    12.55
  Number of accumulation units outstanding at        1,413      1,413     1,413   1,441.16
  end of

  ------------------------------------------------ ---------- ----------- ------- ---------

--------------------------------------------- ---------- ----------- ------ -----------
INVESTMENT DIVISION        (0.65)               2003        2002     2001      2000

--------------------------------------------- ---------- ----------- ------ -----------
MAXIM INVESCO
ADR

Value at beginning of period                    6.94        8.04     9.69     10.00
Value at end of period                          9.05        6.94     8.04      9.69
Number of accumulation units outstanding at     1,212      1,331     1,340   1,844.47
end of period

--------------------------------------------- ---------- ----------- ------ -----------

MAXIM MFS(R) SMALL-CAP GROWTH



Value at beginning of period                    4.99        7.27     9.49     10.00
Value at end of period                          6.49        4.99     7.27      9.49
Number of accumulation units outstanding at     3,820      3,820     3,856   4,206.33
end of period

--------------------------------------------- ---------- ----------- ------ -----------
MAXIM INVESCO BALANCED


Value at beginning of period                    7.09        8.60     9.84     10.00
Value at end of period                         ------       7.09     8.60      9.84
Number of accumulation units outstanding at     -----      1,345     1,382   5,028.82
end of period

--------------------------------------------- ---------- ----------- ------ -----------
MAXIM VALUE INDEX

Value at beginning of period                    7.02        8.99     10.33    10.00
Value at end of period                          9.10        7.02     8.99     10.33
Number of accumulation units outstanding at      86         114       114     113.85
end of period

--------------------------------------------- ---------- ----------- ------ -----------
MAXIM GROWTH INDEX


Value at beginning of period                    5.20        6.90     7.98     10.00
Value at end of period                          6.44        5.20     6.90      7.98
Number of accumulation units outstanding at    ------        33       33      32.68
end of period

--------------------------------------------- ---------- ----------- ------ -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH


Value at beginning of period                    7.80       10.07     10.25    10.00
Value at end of period                          10.68       7.80     10.07    10.25
Number of accumulation units outstanding at      515        615       615     615.21
end of period

--------------------------------------------- ---------- ----------- ------ -----------
  MAXIM AGGRESSIVE PROFILE I


Value at beginning of period                    7.51        9.18     9.80     10.00
Value at end of period                          9.75        7.51     9.18      9.80
Number of accumulation units outstanding at      176        176       176     346.13
end of period

--------------------------------------------- ---------- ----------- ------ -----------
--------------------------------------------- ---------- ----------- ------ -----------
MAXIM MODERATELY AGGRESSIVE PROFILE I


Value at beginning of period                    8.17        9.34     9.86     10.00
Value at end of period                          10.06       8.17     9.34      9.86
Number of accumulation units outstanding at      60          61       61     1,668,21
end of period

--------------------------------------------- ---------- ----------- ------ -----------
--------------------------------------------- ---------- ----------- ------ -----------
FIDELITY VIP II CONTRAFUND

Value at beginning of period                    7.50        8.33     9.57     10.00
Value at end of period                          9.57        7.50     8.33      9.57
Number of accumulation units outstanding at      134        134       134     133.86
end of period

--------------------------------------------- ---------- ----------- ------ -----------
--------------------------------------------- ---------- ----------- ------ -----------





  ------------------------------------------------ ---------- ----------- ------- ---------

  INVESTMENT DIVISION        (0.65)                  2003        2002      2001     2000

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------

  MAXIM LOOMIS SAYLES BOND

  Value at beginning of period                       11.67      10.57     10.37    10.00
  Value at end of period                             15.08      11.67     10.57    10.37
  Number of accumulation units outstanding at         212        212       228     228.23
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------

  MAXIM LOOMIS SAYLES SMALL-CAP
  VALUE
  Value at beginning of period                       10.93      12.87     11.33    10.00
  Value at end of period                             14.58      10.93     12.87    11.33
  Number of accumulation units outstanding at         101        128       128     128.36
  end of period

  ------------------------------------------------ ---------- ----------- ------- ---------
  ------------------------------------------------ ---------- ----------- ------- ---------

  MAXIM MODERATE PROFILE  I

  Value at beginning of period                       8.83
  Value at end of period                             10.54
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  MAXIM MODERATELY CONSERVATIVE  PROFILE  I

  Value at beginning of period                       9.45
  Value at end of period                             10.93
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  MAXIM CONSERVATIVE PROFILE I

  Value at beginning of period                       10.57
  Value at end of period                             11.69
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  PIMCO TOTAL
  RETURN
  Value at beginning of period                       10.69
  Value at end of period                             11.18
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  ALGER AMERICAN BALANCED
  Value at beginning of period                       8.02
  Value at end of period                             9.48
  Number of accumulation units outstanding at        -----
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  ALGER AMERICAN MIDCAP GROWTH
  Value at beginning of period                       6.39
  Value at end of period                             9.38
  Number of accumulation units outstanding at        -----
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------


INVESTMENT DIVISION        (0.65)               2003

--------------------------------------------- ----------
--------------------------------------------- ----------

PIONEER EQUITY-INCOME
VCT
Value at beginning of period                    8.62
Value at end of period                          10.48
Number of accumulation units outstanding at    -------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

AIM BLUE CHIP FUND

Value at beginning of period                    4.80
Value at end of period                          5.98
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                    12.39
Value at end of period                          15.29
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

RS EMERGING
GROWTH
Value at beginning of period                    3.24
Value at end of period                          4.73
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

ARTISAN INTERNATIONAL

Value at beginning of period                    5.73
Value at end of period                          7.35
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

LEGG MASON
VALUE
Value at beginning of period                    8.45
Value at end of period                          12.13
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

MFS STRATEGIC GROWTH
Value at beginning of period                    7.96
Value at end of period                          10.07
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

FEDERATED CAPITAL APPRECIATION
Value at beginning of period                    8.15
Value at end of period                          10.03
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

AIM SMALL-CAP GROWTH
Value at beginning of period                    7.45
Value at end of period                          10.30
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------










  ------------------------------------------------ ----------

  INVESTMENT DIVISION        (0.65)                  2003

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  INVESCO DYNAMICS
  Value at beginning of period                       3.76
  Value at end of period                             5.17
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  JANUS TWENTY
  Value at beginning of period                       3.73
  Value at end of period                             4.65
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------
  ------------------------------------------------ ----------

  MAXIM BOND INDEX
  Value at beginning of period                       12.83
  Value at end of period                             13.13
  Number of accumulation units outstanding at       ------
  end of period

  ------------------------------------------------ ----------

INVESTMENT DIVISION        (0.65)               2003

--------------------------------------------- ----------
--------------------------------------------- ----------

JANUS WORLDWIDE
Value at beginning of period                    4.50
Value at end of period                          5.55
Number of accumulation units outstanding at     ----
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                    7.88
Value at end of period                          10.14
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------


------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
INVESTMENT DIVISION  (0.55)                               2003       2002        2001        2000       1999        1998
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
MAXIM MONEY MARKET

Value at beginning of period                             12.53       12.42      12.04       11.41       10.95      $10.47
Value at end of period                                   12.55       12.53      12.42       12.04       11.41      $10.95
Number of accumulation units outstanding at end of      677,625     536,548    634,168    620,762.79  708,987.52 719,236.73

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $10.47
875,612.10


-----------

MAXIM BOND

Value at beginning of period                             13.63       12.57      11.80       11.03       11.12      $10.48
Value at end of period                                  -------      13.63      12.57       11.80       11.03      $11.12
Number of accumulation units outstanding at end of      -------     119,702    128,160    89,447.06   88,672.41   7,489.11

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $10.48
 3,958.65


-----------

MAXIM STOCK INDEX

Value at beginning of period                             12.33       15.88      18.08       19.74       16.58      $13.15
Value at end of period                                   15.74       12.33      15.88       18.08       19.74      $16.58
Number of accumulation units outstanding at end of      703,987     785,241    848,996    656,870.48  610,676.95 106,369.29

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $13.15
94,900.40


-----------

MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                             14.45       13.23      12.42       11.30       11.33      10.62
Value at end of period                                   14.74       14.45      13.23       12.42       11.30      11.33
Number of accumulation units outstanding at end of       54,909     50,914      51,447    20,389.60   19,724.89  13,389.95

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
   $10.00
   $10.62
  3,531.32


 -----------

MAXIM ARIEL MID-CAP VALUE

Value at beginning of period                             18.34       20.67      17.59       14.90       14.94      $11.23
Value at end of period                                   23.64       18.34      20.67       17.59       14.90      $14.94
Number of accumulation units outstanding at end of      116,779     100,994     82,325    53,330.80   58,898.13  39,615.48

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $11.23
34,374.34


-----------

MAXIM INDEX 600

Value at beginning of period                             12.74       15.11      14.36       13.10       11.78      $12.03
Value at end of period                                   17.50       12.74      15.11       14.36       13.10      $11.78
Number of accumulation units outstanding at end of       32,357       436       35,797    23,270.47   22,323.57  22,273.21

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $12.03
20,427.36


-----------


MAXIM TEMPLETON(R)  INTERNATIONAL EQUITY

Value at beginning of period                              9.09       11.14      12.51       12.38       9.58       $10.14
Value at end of period                                   12.23       9.09       11.14       12.51       12.38      $9.58
Number of accumulation units outstanding at end of      101,034     70,258      78,124    61,199.98   57,822.77  32,162.34

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $10.14
39,222.20


-----------

FIDELITY VIP GROWTH

Value at beginning of period                             11.73       16.88      20.62       23.29       17.04      $12.28
Value at end of period                                   15.50       11.73      16.88       20.62       23.29      $17.04
Number of accumulation units outstanding at end of      225,299     274,724    312,757    272,931.05  279,463.28 157,481.96

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
   $10.00
   $12.28
 157,223.90


 -----------



MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                             14.01       16.20      16.02       14.27       13.88      $12.81
Value at end of period                                   17.50       14.01      16.20       16.02       14.27      $13.88
Number of accumulation units outstanding at end of      127,505     144,671    129,359    103,224.91  132,978.09 119,756.04

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
   $10.00
   $12.81
 136.599.23


 -----------

MAXIM LOOMIS SAYLES BOND

Value at beginning of period                             14.10       12.76      12.51       12.03       11/53      $11.21
Value at end of period                                   18.24       14.10      12.76       12.51       12.03      $11.53
Number of accumulation units outstanding at end of       49,586     26,821      20,820    12,457.72   11,524.60  10,107.63

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------
-----------
   1997
-----------
  $10.00
  $11.21
10,505.76


-----------

MAXIM INVESCO ADR

Value at beginning of period                              9.58       11.10      13.37       14.96       12.26      $11.15
Value at end of period                                   12.52       9.58       11.10       13.37       14.96      $12.26
Number of accumulation units outstanding at end of       51,005     52,686      30,391    25,346.90   29,709.85  29,294.88

period
------------------------------------------------------ ----------- ---------- ----------- ----------- ---------- -----------

-----------
   1997
-----------
  $10.00
  $11.15
34,886.43


-----------





--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
INVESTMENT DIVISION  (0.55)                             2003       2002        2001          2000         1999       1998
--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
MAXIM ARIEL SMALL-CAP VALUE

Value at beginning of period                          17.32       18.59        16.16         12.83       13.69      $12.72
Value at end of period                                22.27       17.32        18.59         16.16       12.83      $13.69
Number of accumulation units outstanding at end       27,065     27,796       25,012       12,922.77    7,616.79   4,136.54
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $12.72
 5,933.43


------------


MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                          11.39       16.59        21.63         24.83       13.81      $11.80
Value at end of period                                14.84       11.39        16.59         21.63       24.83      $13.81
Number of accumulation units outstanding at end      109,434     127,029      150,777     128,855.07   117,175.80  85,293.71
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $11.80
110,005.54


------------

MAXIM INVESCO BALANCED

Value at beginning of period                          12.06       14.62        16.70         17.13       14.76      $12.53
Value at end of period                                ------      12.06        14.62         16.70       17.13      $14.76
Number of accumulation units outstanding at end       ------     136,668      127,232     122,653.19   90,591.72   13,049.81
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $12.53
 14,831.94


------------

MAXIM VALUE INDEX

Value at beginning of period                           9.75       12.49        14.33         13.67       12.34      $10.84
Value at end of period                                12.65       9.75         12.49         14.33       13.67      $12.34
Number of accumulation units outstanding at end       24,780     19,398       16,151       13,276.71   13,235.05   8,915.02
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $10.84



------------

MAXIM GROWTH INDEX

Value at beginning of period                           9.08       12.03        13.92         18.03       14.29      $10.46
Value at end of period                                11.28       9.08         12.03         13.92       18.03      $14.29
Number of accumulation units outstanding at end       42,367     38,859       43,261       35,984.89   43,961.50   6,496.27
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $10.46
 1,592.27


------------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                          11.48       13.50        11.88         9.65         9.74      $10.03
Value at end of period                                15.33       11.48        13.50         11.88        9.65       $9.74
Number of accumulation units outstanding at end       21,845     12,585       16,358       16,730.71    8,763.18   5,260.61
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------

------------
   1997
------------

  $10.00
  $10.03
 1,448.50


------------


MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                           6.83       9.21         11.23         14.05       12.28      $10.48
Value at end of period                                ------      6.83         9.21          11.23       14.05      $12.28
Number of accumulation units outstanding at end       ------     14,457       16,899       21,679.15   21,762.04   5,053.76
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ ----------- ----------
------------
   1997
------------
  $10.00
  $10.48
 1,908.53


------------


---------------------------------------------------
PIONEER EQUITY-INCOME VCT

Value at beginning of period                           8.55       10.25        11.10         9.74        10.00
Value at end of period                                10.40       8.55         10.25         11.10        9.74
Number of accumulation units outstanding at end       2,170        311         7,012       5,138.56      270.05
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ -----------
--------------------------------------------------- ----------- ---------- -------------- ------------ -----------
MAXIM BOND INDEX

Value at beginning of period                          12.92       11.84        11.08         10.01       10.00
Value at end of period                                13.25       12.92        11.84         11.08       10.01
Number of accumulation units outstanding at end       16,903      8,651        1,633         38.77        0.50
of period

--------------------------------------------------- ----------- ---------- -------------- ------------ -----------
--------------------------------------------------- ----------- ---------- -------------- ------------ -----------
AIM BLUE CHIP FUND

Value at beginning of period                           4.81       6.58         8.58          10.00
Value at end of period                                 6.00       4.81         6.58          8.58
Number of accumulation units outstanding at end       23,856     23,175       24,965       5,048.31
of period

--------------------------------------------------- ----------- ---------- -------------- ------------
--------------------------------------------------- ----------- ---------- -------------- ------------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                          12.42       13.14        11.87         10.00
Value at end of period                                15.34       12.42        13.14         11.87
Number of accumulation units outstanding at end       31,769     13,045       14,329         7.61
of period

--------------------------------------------------- ----------- ---------- -------------- ------------
--------------------------------------------------- ----------- ---------- -------------- ------------
RS EMERGING GROWTH

Value at beginning of period                           3.25       5.47         7.56          10.00
Value at end of period                                 4.75       3.25         5.47          7.56
Number of accumulation units outstanding at end       37,111     38,037       23,734       2,705.56
of period

--------------------------------------------------- ----------- ---------- -------------- ------------





----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
INVESTMENT DIVISION  (0.55)                 2003      2002     2001      2000        1999       1998        1997
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period               12.68     16.34     16.62     15.56      12.56      $10.33      $10.00
Value at end of period                     17.37     12.68     16.34     16.62      15.56      $12.56      $10.33
Number of accumulation units               27,150    26,316   28,999   23,285.28  13,098.81   3,908.23    1,741.25
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period               11.10     12.69     13.37     14.06      11.58      $10.35      $10.00
Value at end of period                     13.68     11.10     12.69     13.37      14.06      $11.58      $10.35
Number of accumulation units              112,259    36,264   11,199   9,336.00    9,781.57   4,302.17    2,109.96
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM MODERATE PROFILE I

Value at beginning of period               11.34     12.47     12.89     13.14      11.35      $10.24      $10.00
Value at end of period                     13.56     11.34     12.47     12.89      13.14      $11.35      $10.24
Number of accumulation units               94,122    23,568   11,706   8,601.84    6,109.16   2,619.56    2,249.51
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM MODERATELY CONSERVATIVE PROFILE I

Value at beginning of period               11.08     11.77     11.88     12.01      11.15      $10.21      $10.00
Value at end of period                     12.84     11.08     11.77     11.88      12.01      $11.15      $10.21
Number of accumulation units               32,336    17,425    6,188   5,105.21    2,199.42
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM CONSERVATIVE PROFILE I

Value at beginning of period               12.35     12.51     12.23     11.61      11.14      $10.34      $10.00
Value at end of period                     13.68     12.35     12.51     12.23      11.61      $11.14      $10.34
Number of accumulation units               12,529    5,105     5,762   3,983.71    1,880.81    104.91
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
MAXIM AGGRESSIVE PROFILE I

Value at beginning of period               10.16     12.41     13.23     14.28      11.79      $10.31      $10.00
Value at end of period                     13.20     10.16     12.41     13.23      14.28      $11.79      $10.31
Number of accumulation units              106,837    47,183   29,171   24,789.73  25,571.23   3,713.98     594.16
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
----------------------------------------- --------- --------- -------- ---------- ----------- ---------- ------------
FIDELITY VIP II CONTRAFUND

Value at beginning of period               10.56     11.72     13.43     14.46      11.70      $10.00
Value at end of period                     13.50     10.56     11.72     13.43      14.46      $11.70
Number of accumulation units               43,416    37,904   35,737   18,743.50  24,132.61
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- ----------- ----------
ALGER AMERICAN BALANCED

Value at beginning of period                9.37     10.74     11.01     11.39      10.00
Value at end of period                     11.09      9.37     10.74     11.01      11.39
Number of accumulation units               7,197     6,592    10,322   5,064.04    3,334.40
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- -----------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                8.64     12.33     13.26     12.21      10.00
Value at end of period                     12.70      8.64     12.33     13.26      12.21
Number of accumulation units               49,987    30,204   50,488   50,676.45   2,819.93
outstanding at end of period

----------------------------------------- --------- --------- -------- ---------- -----------






---------------------------------------------- ---------- --------- -------- ----------
INVESTMENT DIVISION  (0.55)                      2003       2002     2001      2000
---------------------------------------------- ---------- --------- -------- ----------
----------------------------------------------
ARTISAN INTERNATIONAL

Value at beginning of period                     5.74       7.12     8.51      10.00
Value at end of period                           7.38       5.74     7.12      8.51
Number of accumulation units outstanding at     21,105     7,588     5,267   1,005.81
end of period

---------------------------------------------- ---------- --------- -------- ----------
---------------------------------------------- ---------- --------- -------- ----------
INVESCO DYNAMICS

Value at beginning of period                     3.77       5.66     8.49      10.00
Value at end of period                           5.18       3.77     5.66      8.49
Number of accumulation units outstanding at     20,701     21,751   17,556   17,153.05
end of period

---------------------------------------------- ---------- --------- -------- ----------
---------------------------------------------- ---------- --------- -------- ----------
JANUS TWENTY

Value at beginning of period                     3.74       4.95     7.03      10.00
Value at end of period                           4.66       3.74     4.95      7.03
Number of accumulation units at end of period   39,894     31,903   50,805   40,607.78

---------------------------------------------- ---------- --------- -------- ----------
---------------------------------------------- ---------- --------- -------- ----------
JANUS WORLDWIDE

Value at beginning of period                     4.51       6.13     7.99      10.00
Value at end of period                           5.57       4.51     6.13      7.99
Number of accumulation units outstanding at     43,909     39,683   45,126   33,577.02
end of period

---------------------------------------------- ---------- --------- -------- ----------
---------------------------------------------- ---------- --------- -------- ----------
AIM SMALL-CAP GROWTH

Value at beginning of period                     7.45      10.00
Value at end of period                           10.31      7.45
Number of accumulation units at end of period    8,443     2,247

---------------------------------------------- ---------- ---------
---------------------------------------------- ---------- ---------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period                     8.16      10.00
Value at end of period                           10.04      8.16
Number of accumulation units at end of period   15,242     3,191

---------------------------------------------- ---------- ---------
---------------------------------------------- ---------- ---------
LEGG MASON VALUE

Value at beginning of period                     8.45      10.00
Value at end of period                           12.15      8.45
Number of accumulation units at end of period   27,278     7,293

---------------------------------------------- ---------- ---------
---------------------------------------------- ---------- ---------
MFS STRATEGIC GROWTH

Value at beginning of period                     7.97      10.00
Value at end of period                           10.09      7.97
Number of accumulation units at end of period     747      2,902

---------------------------------------------- ---------- ---------
---------------------------------------------- ---------- ---------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                     7.89      10.00
Value at end of period                           10.16      7.89
Number of accumulation units at end of period    2,241      776

---------------------------------------------- ---------- ---------
---------------------------------------------- ---------- ---------
PIMCO TOTAL RETURN

Value at beginning of period                     10.69     10.00
Value at end of period                           11.20     10.69
Number of accumulation units at end of period   16,184     12,051

---------------------------------------------- ---------- ---------





  --------------------------------------------------- ----------

  INVESTMENT DIVISION        (0.25)                     2003

  --------------------------------------------------- ----------


  MAXIM MONEY
  MARKET
  Value at beginning of period                          10.00

  Value at end of period                                10.02
  Number of accumulation units outstanding at end      38,346
  of period

  --------------------------------------------------- ----------

  MAXIM STOCK
  INDEX
  Value at beginning of period                          10.00
  Value at end of period                                11.25
  Number of accumulation units outstanding at end      223,569
  of period

  --------------------------------------------------- ----------

  MAXIM U.S. GOVERNMENT SECURITIES
  Value at beginning of period                          10.00
  Value at end of period                                10.01
  Number of accumulation units outstanding at end       7,818
  of period

  --------------------------------------------------- ----------

  MAXIM ARIEL MID-CAP
  VALUE
  Value at beginning of period                          10.00
  Value at end of period                                11.43
  Number of accumulation units outstanding at end      20,764
  of period

  --------------------------------------------------- ----------

  MAXIM INDEX
  600
  Value at beginning of period                          10.00
  Value at end of period                                12.18
  Number of accumulation units outstanding at end      11,096
  of period

  --------------------------------------------------- ----------

  MAXIM TEMPLETON(R)INTERNATIONAL
  EQUITY
  Value at beginning of period                          10.00
  Value at end of period                                12.22
  Number of accumulation units outstanding at end       5,098
  of period

  --------------------------------------------------- ----------

  FIDELITY VIP
  GROWTH
  Value at beginning of period                          10.00
  Value at end of period                                11.40
  Number of accumulation units outstanding at end      56,079
  of period

  --------------------------------------------------- ----------
  --------------------------------------------------- ----------

  MAXIM T. ROWE PRICE EQUITY/INCOME
  Value at beginning of period                          10.00
  Value at end of period                                11.14
  Number of accumulation units outstanding at end      17,724
  of period

  --------------------------------------------------- ----------
  --------------------------------------------------- ----------

  MAXIM ARIEL SMALL-CAP VALUE
  Value at beginning of period                          10.00
  Value at end of period                                11.73
  Number of accumulation units outstanding at end       3,116
  of period

  --------------------------------------------------- ----------
  --------------------------------------------------- ----------

  MAXIM INVESCO ADR
  Value at beginning of period                          10.00
  Value at end of period                                11.89
  Number of accumulation units outstanding at end       6,921
  of period

  --------------------------------------------------- ----------

  --------------------------------------------------- ------- ---

  INVESTMENT DIVISION        (0.25)                    2003

  --------------------------------------------------- ------- ---


  MAXIM MODERATE PROFILE
  Value at beginning of period                        10.00
  Value at end of period                              10.96
  Number of accumulation units outstanding at end     9,523
  of period

  --------------------------------------------------- ------- ---

  OPPENHEIMER CAPITAL APPRECIATION
  Value at beginning of period                        10.00
  Value at end of period                              11.31
  Number of accumulation units outstanding at end     -----
  of period

  --------------------------------------------------- ------- ---

  PIONEER EQUITY-INCOME VCT
  Value at beginning of period                        10.00
  Value at end of period                              11.10
  Number of accumulation units outstanding at end     -----
  of period

  --------------------------------------------------- ------- ---

  PIMCO TOTAL RETURN
  Value at beginning of period                        10.00
  Value at end of period                               9.94
  Number of accumulation units outstanding at end     2,796
  of period

  --------------------------------------------------- -------

  RS EMERGING
  Value at beginning of period                        10.00
  Value at end of period                              12.16
  Number of accumulation units outstanding at end     7,126
  of period

  --------------------------------------------------- -------

  MAXIM LOOMIS SAYLES BOND
  Value at beginning of period                        10.00
  Value at end of period                              10.87
  Number of accumulation units outstanding at end     4,835
  of period

  --------------------------------------------------- -------

  JANUS TWENTY
  Value at beginning of period                        10.00
  Value at end of period                              11.02
  Number of accumulation units outstanding at end      187
  of period

  --------------------------------------------------- -------
  --------------------------------------------------- -------

  JANUS WORLDWIDE
  Value at beginning of period                        10.00
  Value at end of period                              11.46
  Number of accumulation units outstanding at end     -----
  of period

  --------------------------------------------------- -------
  --------------------------------------------------- -------

  LEGG MASON VALUE
  Value at beginning of period                        10.00
  Value at end of period                              11.64
  Number of accumulation units outstanding at end      904
  of period

  --------------------------------------------------- -------
  --------------------------------------------------- -------

  MFS STRATEGIC GROWTH
  Value at beginning of period                        10.00
  Value at end of period                              10.97
  Number of accumulation units outstanding at end     ------
  of period

  --------------------------------------------------- -------

----------------------------------------------- -------- -----

INVESTMENT DIVISION        (0.25)                2003


----------------------------------------------- -------- -----

MAXIM MFS(R) SMALL-CAP GROWTH

Value at beginning of period                     10.00

Value at end of period                           11.51
Number of accumulation units outstanding at     29,068
end of period

----------------------------------------------- -------- -----

INVESCO DYNAMICS

Value at beginning of period                     10.00
Value at end of period                           11.72
Number of accumulation units outstanding at      -----
end of period

----------------------------------------------- -------- -----

MAXIM VALUE INDEX
Value at beginning of period                     10.00
Value at end of period                           11.29
Number of accumulation units outstanding at       61
end of period

----------------------------------------------- -------- -----

MAXIM GROWTH INDEX

Value at beginning of period                     10.00
Value at end of period                           11.09
Number of accumulation units outstanding at       44
end of period

----------------------------------------------- -------- -----

MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                     10.00
Value at end of period                           11.57
Number of accumulation units outstanding at      2,077
end of period

----------------------------------------------- -------- -----

 MAXIM AGGRESSIVE PROFILE I

Value at beginning of period                     10.00
Value at end of period                           11.62
Number of accumulation units outstanding at      5,239
end of period

----------------------------------------------- --------

MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period                     10.00
Value at end of period                           11.22
Number of accumulation units outstanding at      3,082
end of period

----------------------------------------------- --------
----------------------------------------------- --------

FIDELITY VIP II CONTRAFUND
Value at beginning of period                     10.00
Value at end of period                           11.62
Number of accumulation units outstanding at      8,944
end of period

----------------------------------------------- --------
----------------------------------------------- --------

MAXIM CONSERVATIVE PROFILE
Value at beginning of period                     10.00
Value at end of period                           10.40
Number of accumulation units outstanding at      2,457
end of period

----------------------------------------------- --------
----------------------------------------------- --------

MAXIM MODERATE CONSERVATIVE PROFILE
Value at beginning of period                     10.00
Value at end of period                           10.73
Number of accumulation units outstanding at      2,458
end of period

----------------------------------------------- --------

--------------------------------------------- ----------

INVESTMENT DIVISION        (0.25)               2003


--------------------------------------------- ----------

AIM BLUE CHIP FUND
Value at beginning of period                    10.00
Value at end of period                          10.98
Number of accumulation units outstanding at      182
end of period

--------------------------------------------- ----------

AIM SMALL-CAP GROWTH
Value at beginning of period                    10.00
Value at end of period                          11.99
Number of accumulation units outstanding at      187
end of period

--------------------------------------------- ----------

ALGER AMERICAN BALANCED
Value at beginning of period                    10.00
Value at end of period                          10.58
Number of accumulation units outstanding at      60
end of period

--------------------------------------------- ----------

ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                    10.00
Value at end of period                          11.93
Number of accumulation units outstanding at     1,647
end of period

--------------------------------------------- ----------

AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                    10.00
Value at end of period                          11.13
Number of accumulation units outstanding at      384
end of period

--------------------------------------------- ----------

ARTISAN INTERNATIONAL
Value at beginning of period                    10.00
Value at end of period                          11.82
Number of accumulation units outstanding at      100
end of period

--------------------------------------------- ----------

FEDERATED CAPITAL APPRECIATION
Value at beginning of period                    10.00
Value at end of period                          11.09
Number of accumulation units outstanding at      226
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                    10.00
Value at end of period                          11.95
Number of accumulation units outstanding at    ------
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------

MAXIM BOND INDEX
Value at beginning of period                    10.00
Value at end of period                          9.89
Number of accumulation units outstanding at      976
end of period

--------------------------------------------- ----------
--------------------------------------------- ----------







----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
INVESTMENT DIVISION  (0.00)                       2003       2002        2001        2000         1999        1998
-----------------------------------------------  ---------- ---------- ----------- ------------ ----------- -----------
MAXIM MONEY
MARKET

Value at beginning of period                      12.02      11.86      11.43        10.78       10.28       $10.00
Value at end of period                            12.11      12.02      11.86        11.43       10.78       $10.28
Number of accumulation units outstanding at      109,837    28,216      25,020     28,693.39   64,181.93   80,123.80
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM
BOND

Value at beginning of period                      12.95      11.88      11.09        10.31       10.34       $10.00
Value at end of period                           ------      12.95      11.88        11.09       10.31       $10.34
Number of accumulation units outstanding at      ------     16,491      20,807     22,907.88   32,935.95   19,021.64
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM STOCK
INDEX

Value at beginning of period                      8.43       10.80      12.23        13.28       11.09       $10.00
Value at end of period                            10.83      8.43       10.80        12.23       13.28       $11.09
Number of accumulation units outstanding at      463,882    480,385    525,365    554,803.94   560,272.75  444,254.02
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM U.S. GOVERNMENT SECURITIES

Value at beginning of period                      13.60      12.39      11.57        10.46       10.43       $10.00
Value at end of period                            13.95      13.60      12.39        11.57       10.46       $10.43
Number of accumulation units outstanding at      63,935     62,801      58,415     51,242.81   55,109.13    6,374.10
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM ARIEL MID-CAP
VALUE

Value at beginning of period                      15.14      16.96      14.35        12.09       12.06       $10.00
Value at end of period                            19.61      15.14      16.96        14.35       12.09       $12.06
Number of accumulation units outstanding at      36,203     39,766      41,705     43,484.08   58,732.02   39,226.80
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM INDEX
600

Value at beginning of period                      10.49      12.37      11.70        10.61        9.48       $10.00
Value at end of period                            14.49      10.49      12.37        11.70       10.61       $9.48
Number of accumulation units outstanding at      14,045     10,490      11,525     13,796.44   14,500.50   11,591.13
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM TEMPLETON(R) INTERNATIONAL
EQUITY

Value at beginning of period                      8.47       10.33      11.53        11.35        8.73       $10.00
Value at end of period                            11.46      8.47       10.33        11.53       11.35       $8.73
Number of accumulation units outstanding at      49,582     43,311      41,110     37,034.10   31,627.04   28,867.69
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
FIDELITY VIP
GROWTH

Value at beginning of period                      8.58       12.27      14.90        16.74       12.18       $10.00
Value at end of period                            11.39      8.58       12.27        14.90       16.74       $12.18
Number of accumulation units outstanding at      63,827     64,250      65,066     71,676.33   82,726.28   56,691.14
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------
MAXIM T. ROWE PRICE EQUITY/INCOME

Value at beginning of period                      10.49      12.06      11.87        10.51       10.17       $10.00
Value at end of period                            13.18      10.49      12.06        11.87       10.51       $10.17
Number of accumulation units outstanding at      70,477     71,756      74,636     75,115.23   104,951.02  114,503.07
end of period

----------------------------------------------- ---------- ---------- ----------- ------------ ----------- -----------






--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
INVESTMENT DIVISION  (0.00)                      2003        2002        2001        2000        1999        1998
---------------------------------------------
--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM T. ROWE PRICE MID-CAP GROWTH

Value at beginning of period                    12.67       16.24       16.42       15.30       12.28       $10.00
Value at end of period                          17.46       12.67       16.24       16.42       15.30       $12.28
Number of accumulation units outstanding at   1,956,547   1,468,272   1,105,320   790,764.55  450,551.56  176,746.72
end of period

---------------------------------------------
--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM ARIEL SMALL-CAP
VALUE

Value at beginning of period                    14.06       15.01       12.97       10.24       10.87       $10.00
Value at end of period                          18.18       14.06       15.01       12.97       10.24       $10.87
Number of accumulation units outstanding at   1,398,626   1,040,392    682,781    431,552.88  257,904.70  117,016.71
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES BOND

Value at beginning of period                    12.85       11.57       11.28       10.79       10.29       $10.00
Value at end of period                          16.72       12.85       11.57       11.28       10.79       $10.29
Number of accumulation units outstanding at    405,521     163,556     104,057    76,001.05   69,826.06   49,103.31
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO
ADR

Value at beginning of period                     7.79        8.97       10.74       11.96        9.75       $10.00
Value at end of period                          10.22        7.79        8.97       10.74       11.96       $9.75
Number of accumulation units outstanding at     14,733      13,152      11,069    12,896.48   10,506.29    5,065.09
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------

MAXIM MFS(R) SMALL-CAP GROWTH
Value at beginning of period                     9.31       13.49       17.49       19.96       11.04       $10.00
Value at end of period                          12.20        9.31       13.49       17.49       19.96       $11.04
Number of accumulation units outstanding at     36,569      36,329      35,923    38,509.61   41,361.84   31,102.91
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM INVESCO
BALANCED

Value at beginning of period                     9.90       11.92       13.55       13.82       11.84       $10.00
Value at end of period                          -----        9.90       11.92       13.55       13.82       $11.84
Number of accumulation units outstanding at     -----      869,969     762,833    620,702.16  457,632.00  206,749.57
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM VALUE
INDEX

Value at beginning of period                     8.28       10.54       12.03       11.42       10.26       $10.00
Value at end of period                          10.80        8.28       10.54       12.03       11.42       $10.26
Number of accumulation units outstanding at     12,647      9,971       8,193     10,439.22    7,980.97    2,711.68
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM GROWTH
INDEX

Value at beginning of period                     7.72       10.16       11.70       15.06       11.87       $10.00
Value at end of period                           9.63        7.72       10.16       11.70       15.06       $11.87
Number of accumulation units outstanding at     11,488      9,218       8.135      8,360.45    7,108.09     602.66
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE

Value at beginning of period                    11.53       13.49       11.80        9.53        9.58       $10.00
Value at end of period                          15.49       11.53       13.49       11.80        9.53       $9.58
Number of accumulation units outstanding at     5,728       4,194       2,361      1,778.21    2,176.29    9,120.17
end of period

--------------------------------------------- ----------- ----------- ----------- ----------- ----------- -----------





------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
INVESTMENT DIVISION  (0.00)                         2003          2002        2001        2000          1999         1998
------------------------------------------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM FOUNDERS GROWTH & INCOME

Value at beginning of period                        5.98          8.01        9.71        12.08        10.50        $10.00
Value at end of period                             ------         5.98        8.01        9.71         12.08        $10.50
Number of accumulation units outstanding at        ------        2,953        2,698     2,512.18      3,248.53     1,779.20
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM AGGRESSIVE PROFILE
I

Value at beginning of period                        10.13        12.30        13.05       14.01        11.50        $10.00
Value at end of period                              13.23        10.13        12.30       13.05        14.01        $11.50
Number of accumulation units outstanding at       3,514,133    2,695,952    2,053,814  1,524,725.90  980,948.29   411,766.69
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM MODERATELY AGGRESSIVE PROFILE I

Value at beginning of period                        11.02        12.53        13.13       13.73        11.25        $10.00
Value at end of period                              13.66        11.02        12.53       13.13        13.73        $11.25
Number of accumulation units outstanding at       7,746,339    5,784,543    4,199,046  2,956,697.36 1,804,051.78  697,144.75
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM MODERATE PROFILE
I

Value at beginning of period                        11.37        12.43        12.78       12.96        11.13        $10.00
Value at end of period                              13.67        11.37        12.43       12.78        12.96        $11.13
Number of accumulation units outstanding at       6,611,791    4,015,222    2,784,761  1,899,302.27 1,219,880.72  419,765.72
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM MODERATELY CONSERVATIVE PROFILE
I

Value at beginning of period                        11.14        11.77        11.80       11.87        10.95        $10.00
Value at end of period                              12.98        11.14        11.77       11.80        11.87        $10.95
Number of accumulation units outstanding at       2,003,116    1,399,483     907,841   669,293.04    443,954.25   177,087.47
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
MAXIM CONSERVATIVE PROFILE
I

Value at beginning of period                        12.25        12.34        11.99       11.33        10.80        $10.00
Value at end of period                              13.64        12.25        12.34       11.99        11.33        $10.80
Number of accumulation units outstanding at       1,660,149    1,317,240    1,020,296  820,263.26    704,508.34   542,021.82
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
FIDELITY VIP II
CONTRAFUND

Value at beginning of period                        10.81        11.92        13.59       14.55        11.71        $10.00
Value at end of period                              13.88        10.81        11.92       13.59        14.55        $11.71
Number of accumulation units outstanding at         3,156        1,165         647       591.75       1,704.69         -
end of period

------------------------------------------------ ------------ ------------- ---------- ------------ ------------- ------------
------------------------------------------------                                                                  -----------
ALGER AMERICAN BALANCED

Value at beginning of period                        9.53         10.87       11.09        11.41        10.00
Value at end of period                              11.35        9.53        10.87        11.09        11.41
Number of accumulation units outstanding at          614          347          73          ---          ---
end of period

------------------------------------------------ ------------ ------------ ----------- ------------ -------------
------------------------------------------------ ------------ ------------ ----------- ------------ -------------
MAXIM BOND INDEX

Value at beginning of period                        13.16        12.00       11.16        10.03        10.00
Value at end of period                              13.56        13.16       12.00        11.16        10.03
Number of accumulation units outstanding at         7,542        4,277       1,774         ---          ---
end of period

------------------------------------------------ ------------ ------------ ----------- ------------ -------------
ALGER AMERICAN MIDCAP GROWTH

Value at beginning of period                        8.80         12.49       13.36        12.24        10.00
Value at end of period                              13.00        8.80        12.49        13.36        12.24
Number of accumulation units outstanding at         2,300        1,755       5,675      6,106.52      4,468.96
end of period

------------------------------------------------ ------------ ------------ ----------- ------------ -------------





--------------------------------------------- --------- ---------- --------- --------- ---------
INVESTMENT DIVISION  (0.00)                     2003      2002       2001      2000      1999
--------------------------------------------- --------- ---------- --------- --------- ---------
--------------------------------------------- --------- ---------- --------- --------- ---------
PIONEER EQUITY-INCOME VCT

Value at beginning of period                    8.72      10.41     11.21      9.76     10.00
Value at end of period                         10.67      8.72      10.41     11.21      9.76
Number of accumulation units outstanding at     361        134        3        ---       ---
end of period

--------------------------------------------- --------- ---------- --------- --------- ---------
--------------------------------------------- --------- ---------- --------- --------- ---------
AIM BLUE CHIP FUND

Value at beginning of period                    4.88      6.63      8.61.     10.00
Value at end of period                          6.11      4.88       6.63      8.61
Number of accumulation units outstanding at    2,573      2,575     1,870     29.74
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
AMERICAN CENTURY EQUITY-INCOME

Value at beginning of period                   12.59      13.25     11.91     10.00
Value at end of period                         15.64      12.59     13.25     11.91
Number of accumulation units outstanding at    8,083      4,757      869       ---
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
RS EMERGING GROWTH

Value at beginning of period                    3.30      5.51       7.58     10.00
Value at end of period                          4.84      3.30       5.51      7.58
Number of accumulation units outstanding at    9,041      5,320     1,737    2,705.97
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
ARTISAN INTERNATIONAL

Value at beginning of period                    5.83      7.18       8.54     10.00
Value at end of period                          7.52      5.83       7.18      8.54
Number of accumulation units outstanding at    1,553       244        15      15.37
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
INVESCO DYNAMICS

Value at beginning of period                    3.82      5.71       8.51     10.00
Value at end of period                          5.29      3.82       5.71      8.51
Number of accumulation units outstanding at    9,191      7,398     3,160     13.77
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------
JANUS TWENTY

Value at beginning of period                    3.80      5.00       7.05     10.00
Value at end of period                          4.76      3.80       5.00      7.05
Number of accumulation units outstanding at    48,970    46,538     5,572     74.13
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------

JANUS WORLDWIDE
Value at beginning of period                    4.57      6.18       8.02     10.00
Value at end of period                          5.68      4.57       6.18      8.02
Number of accumulation units outstanding at    15,471     7,008     3,068     68.81
end of period

--------------------------------------------- --------- ---------- --------- ---------
--------------------------------------------- --------- ---------- --------- ---------

JANUS FUND
Value at beginning of period                   10.00
Value at end of period                         13.42
Number of accumulation units outstanding at    -----
end of period

--------------------------------------------- ---------
--------------------------------------------- ---------

JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                   10.00
Value at end of period                         13.50
Number of accumulation units outstanding at    -----
end of period

--------------------------------------------- ---------


------------------------------------------- ----------- -----------
INVESTMENT DIVISION  (0.00)                    2003        2002
------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
AIM SMALL-CAP GROWTH

Value at beginning of period                   7.48       10.00
Value at end of period                        10.40        7.48
Number of accumulation units outstanding      1,322        263
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
AMERICAN CENTURY INCOME & GROWTH

Value at beginning of period                   8.09       10.00
Value at end of period                        13.45        8.09
Number of accumulation units outstanding      ------       374
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
FEDERATED CAPITAL APPRECIATION

Value at beginning of period                   8.19       10.00
Value at end of period                        10.14        8.19
Number of accumulation units outstanding      19,027      14,740
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
LEGG MASON VALUE

Value at beginning of period                   8.50       10.00
Value at end of period                        12.26        8.50
Number of accumulation units outsanding       3,099         9
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
MFS STRATEGIC GROWTH

Value at beginning of period                   8.00       10.00
Value at end of period                        10.18        8.00
Number of accumulation units outstanding       259         104
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
OPPENHEIMER CAPITAL APPRECIATION

Value at beginning of period                   7.91       10.00
Value at end of period                        10.26        7.91
Number of accumulation units outstanding       357          1
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------
PIMCO TOTAL RETURN

Value at beginning of period                  10.73       10.00
Value at end of period                        11.30       10.73
Number of accumulation units outstanding      3,828        224
at end of period

------------------------------------------- ----------- -----------
------------------------------------------- ----------- -----------

FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                  10.00
Value at end of period                        14.11
Number of accumulation units outstanding      ------
at end of period

------------------------------------------- -----------
------------------------------------------- -----------

STEIN ROE BALANCED, VARIABLE SERIES
Value at beginning of period                  ------
Value at end of period                        12.39
Number of accumulation units outstanding      ------
at end of period

------------------------------------------- -----------
------------------------------------------- -----------


             APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR


     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b)is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c)is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
   Contractowner's Contract.

The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated April 30, 2004, which is available without charge by contacting Great-West Life & Annuity Insurance Company ("GWL&A") at the above address or at the above telephone number.





                                 April 30, 2004

                                TABLE OF CONTENTS


                                                                           Page


CUSTODIAN AND INDEPENDENT AUDITORS..........................................B-1
UNDERWRITER.................................................................B-1
FINANCIAL STATEMENTS........................................................B-1

                       CUSTODIAN AND INDEPENDENT AUDITORS

A.       Custodian


The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.       Independent Auditors


The accounting firm of Deloitte & Touche LLP performs certain auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.

The consolidated financial statements of GWL&A as of December 31, 2002 and 2003 and each of the three years in the period ended December 31, 2003, as well as the financial statements of the Series Account for the years ended December 31, 2002 and 2003, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER

The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering.




                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

                 FutureFunds Series Account of Great-West Life &
                            Annuity Insurance Company

                    Financial Statements for the Years Ended
                           December 31, 2003 and 2002
                        and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Contract Owners of
   FutureFunds Series Account of
   Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2003, by investment division, and the related statement of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FutureFunds Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2003, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE
DELOITTE & TOUCHE
March 12, 2004

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                         AIM BLUE CHIP   AIM SMALL CAP      ALGER      ALGER AMERICAN     AMERICAN       AMERICAN
                                           PORTFOLIO        GROWTH         AMERICAN     MIDCAP GROWTH  CENTURY EQUITY    CENTURY
                                                           PORTFOLIO       BALANCED       PORTFOLIO        INCOME        INCOME &
                                                                          PORTFOLIO                       PORTFOLIO       GROWTH
                                                                                                                        PORTFOLIO
                                         -------------------------------------------------------------------------------------------
ASSETS:
     Investments at market value (1)   $    1,963,322 $     1,676,052 $    6,970,556 $    16,769,497 $    6,232,945  $      227,661
     Investment income due and accrued                                                                       56,962           1,024
     Purchase payments receivable                                                             59,680         32,360          24,698
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

        Total assets                        1,963,322       1,676,052      6,970,556      16,829,177      6,322,267         253,383
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                          481             770          3,064
     Due to Great West Life &                     473             401          1,785           4,111          1,451              37
        Annuity Insurance Company
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

        Total liabilities                         954           1,171          4,849           4,111          1,451              37
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

NET ASSETS                             $    1,962,368 $     1,674,881 $    6,965,707 $    16,825,066 $    6,320,816  $      253,346
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    1,962,368 $     1,674,881 $    6,965,707 $    16,825,066 $    6,320,816  $      253,346
     Contracts in payout phase
                                         -------------  --------------  -------------  --------------  -------------   -------------
                                         -------------  --------------  -------------  --------------  -------------   -------------

NET ASSETS                             $    1,962,368 $     1,674,881 $    6,965,707 $    16,825,066 $    6,320,816  $      253,346
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                333,689         163,891        645,500       1,358,974        419,907          28,639

UNIT VALUE (ACCUMULATION)              $         5.88 $         10.22 $        10.79 $         12.38 $        15.05  $         8.85
                                         =============  ==============  =============  ==============  =============   =============
                                         =============  ==============  =============  ==============  =============   =============

(1)  Cost of investments:              $    2,262,278 $     1,566,516 $    7,017,718 $    17,974,478 $    5,655,867  $      190,318
     Shares of investments:                   175,297          65,191        529,678         911,386        801,150           8,219


The accompanying notes are an integral of these financial statements.                                                   (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                            ARTISAN        FEDERATED     FIDELITY VIP   FIDELITY VIP   FRANKLIN SMALL    INVESCO
                                         INTERNATIONAL      CAPITAL     CONTRAFUND II      GROWTH        CAP GROWTH      DYNAMICS
                                           PORTFOLIO     APPRECIATION     PORTFOLIO       PORTFOLIO        FUND I          FUND
                                                           PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $    4,218,764 $    2,970,326  $   18,414,740 $   117,017,788 $      245,070  $    3,466,308
     Investment income due and accrued
     Purchase payments receivable              88,999         39,664          50,017         346,572          1,183
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        4,307,763      3,009,990      18,464,757     117,364,360        246,253       3,466,308
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                                                                                                      2,731
     Due to Great West Life &                   1,013            675           4,469          27,913             38             862
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                       1,013            675           4,469          27,913             38           3,593
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    4,306,750 $    3,009,315  $   18,460,288 $   117,336,447 $      246,215  $    3,462,715
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    4,306,750 $    3,009,315  $   18,460,288 $   117,336,447 $      246,215  $    3,462,715
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    4,306,750 $    3,009,315  $   18,460,288 $   117,336,447 $      246,215  $    3,462,715
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                596,111        302,013       1,410,134       6,247,915         38,458         682,308

UNIT VALUE (ACCUMULATION)              $         7.22 $         9.96  $        13.09 $         18.78 $         6.40  $         5.08
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    3,879,248 $    2,548,876  $   18,091,502 $   150,117,809 $      217,880  $    2,991,144
     Shares of investments:                   223,097        124,438         796,141       3,769,903          8,110         235,163


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                          JANUS ASPEN    JANUS FUND      JANUS TWENTY       JANUS            LM           MAXIM
                                             SERIES                       PORTFOLIO       WORLDWIDE     INSTITUTIONAL   AGGRESSIVE
                                           WORLDWIDE                                      PORTFOLIO    ADVISORS VALUE   PROFILE I
                                             GROWTH                                                       PORTFOLIO     PORTFOLIO
                                           PORTFOLIO
                                         ----------------------------   ------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $    4,518,390 $      133,267  $    6,758,123 $     4,998,845 $    5,676,226  $   58,225,003
     Investment income due and accrued
     Purchase payments receivable              13,276                         31,815           3,291         53,312          49,322
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                        4,531,666        133,267       6,789,938       5,002,136      5,729,538      58,274,325
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to Great West Life &                     847             22           1,628           1,187          1,321           2,523
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                         847             22           1,628           1,187          1,321           2,523
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    4,530,819 $      133,245  $    6,788,310 $     5,000,949 $    5,728,217  $   58,271,802
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $    4,530,819 $      133,245  $    6,788,310 $     5,000,949 $    5,728,217  $   58,271,802
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $    4,530,819 $      133,245  $    6,788,310 $     5,000,949 $    5,728,217  $   58,271,802
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING                405,316         22,562       1,485,513         915,794        476,057       4,432,429

UNIT VALUE (ACCUMULATION)              $        11.18 $         5.91  $         4.57 $          5.46 $        12.03  $        13.15
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $    5,834,567 $      123,473  $    7,555,820 $     5,660,296 $    4,942,377  $   56,235,088
     Shares of investments:                   174,996          5,678         186,843         126,425         91,067       5,759,150


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                          MAXIM ARIEL     MAXIM ARIEL     MAXIM BOND        MAXIM       MAXIM GROWTH   MAXIM INDEX
                                          MIDCAP VALUE     SMALL-CAP        INDEX       CONSERVATIVE   INDEX PORTFOLIO     600
                                           PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO       PROFILE I                     PORTFOLIO
                                                                                          PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $   71,389,115 $   39,639,956  $   10,183,421 $    30,878,770 $   19,032,863  $   18,372,245
     Investment income due and accrued
     Purchase payments receivable             146,087        119,224          88,919          38,351         43,197          13,988
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       71,535,202     39,759,180      10,272,340      30,917,121     19,076,060      18,386,233
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to Great West Life &                  16,972          3,411           2,415           1,964          4,628           4,259
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      16,972          3,411           2,415           1,964          4,628           4,259
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   71,518,230 $   39,755,769  $   10,269,925 $    30,915,157 $   19,071,432  $   18,381,974
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $   71,518,230 $   39,755,769  $   10,269,925 $    30,915,157 $   19,071,432  $   18,381,974
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   71,518,230 $   39,755,769  $   10,269,925 $    30,915,157 $   19,071,432  $   18,381,974
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING              2,492,179      1,937,455         794,009       2,285,564      1,756,293         907,618

UNIT VALUE (ACCUMULATION)              $        28.70 $        20.52  $        12.93 $         13.53 $        10.86  $        20.25
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $   55,897,099 $   34,238,528  $   10,360,152 $    30,490,375 $   24,249,664  $   15,851,903
     Shares of investments:                 3,268,732      3,276,029         763,375       3,100,278      1,216,157       2,128,881


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                        MAXIM INVESCO     MAXIM MFS     MAXIM LOOMIS   MAXIM LOOMIS   MAXIM MODERATE     MAXIM
                                        ADR PORTFOLIO     SMALL-CAP     SAYLES BOND       SAYLES         PROFILE I     MODERATELY
                                                           GROWTH        PORTFOLIO       SMALL-CAP       PORTFOLIO     AGGRESSIVE
                                                          PORTFOLIO                   VALUE PORTFOLIO                  PROFILE I
                                                                                                                       PORTFOLIO
                                        --------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)  $   10,086,490 $   45,588,630  $   32,914,933 $     6,933,820 $  124,579,926  $  131,801,161
     Investment income due and accrued
     Purchase payments receivable             18,383         81,356          96,712          21,282        371,972         238,892
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                      10,104,873     45,669,986      33,011,645       6,955,102    124,951,898     132,040,053
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable

     Due to Great West Life &                  2,102         10,677           6,276           1,610          7,691           5,734
        Annuity Insurance Company
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      2,102         10,677           6,276           1,610          7,691           5,734
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   10,102,771 $   45,659,309  $   33,005,369 $     6,953,492 $  124,944,207  $  132,034,319
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units               $   10,102,771 $   45,659,309  $   33,005,369 $     6,953,492 $  124,944,207  $  132,034,319
     Contracts in payout phase
                                        -------------  -------------   -------------  --------------  -------------   -------------
                                        -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                            $   10,102,771 $   45,659,309  $   33,005,369 $     6,953,492 $  124,944,207  $  132,034,319
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING               751,009      2,294,082       1,624,891         468,710      9,249,094       9,719,879

UNIT VALUE (ACCUMULATION)             $        13.45 $        19.90  $        20.31 $         14.84 $        13.51  $        13.58
                                        =============  =============   =============  ==============  =============   =============
                                        =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:             $   10,458,176 $   60,459,181  $   29,619,878 $     6,087,942 $  121,046,393  $  129,147,366
     Shares of investments:                  690,383      3,001,226       2,747,490         368,624     12,359,120      12,808,665


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                             MAXIM        MAXIM MONEY    MAXIM STOCK    MAXIM T. ROWE   MAXIM T. ROWE     MAXIM
                                           MODERATELY       MARKET          INDEX           PRICE       PRICE MIDCAP    TEMPLETON
                                          CONSERVATIVE     PORTFOLIO      PORTFOLIO     EQUITY/INCOME      GROWTH      INTERNATIONAL
                                           PROFILE I                                      PORTFOLIO       PORTFOLIO       EQUITY
                                           PORTFOLIO                                                                    PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $   35,758,843 $  158,633,449  $  402,333,037 $    87,636,035 $   52,415,815  $   35,178,995
     Investment income due and accrued                         4,371
     Purchase payments receivable             154,782                        712,993         202,449         69,203          58,970
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       35,913,625    158,637,820     403,046,030      87,838,484     52,485,018      35,237,965
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                            0        424,435               0               0              0               0
     Due to Great West Life &                   2,063        393,299          18,311          23,597          4,429           8,439
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                       2,063        817,734          18,311          23,597          4,429           8,439
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   35,911,562 $  157,820,086  $  403,027,719 $    87,814,887 $   52,480,589  $   35,229,526
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $   35,911,562 $  157,436,266  $  402,656,560 $    87,772,939 $   52,480,589  $   35,229,526
     Contracts in payout phase                               383,820         371,159          41,948
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   35,911,562 $  157,820,086  $  403,027,719 $    87,814,887 $   52,480,589  $   35,229,526
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING              2,795,578      9,204,829      11,825,650       3,869,839      3,050,877       2,382,662

UNIT VALUE (ACCUMULATION)              $        12.85 $        17.10  $        34.05 $         22.68 $        17.20  $        14.79
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $   35,033,662 $  158,633,449  $  490,296,242 $    86,701,010 $   47,370,636  $   34,526,287
     Shares of investments:                 3,608,360    158,633,449      17,953,281       5,185,564      3,263,749       2,988,870


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                           MAXIM U.S.     MAXIM VALUE   MFS STRATEGIC    OPPENHEIMER     PIMCO TOTAL     PIONEER
                                           GOVERNMENT   INDEX PORTFOLIO     GROWTH         CAPITAL         RETURN      EQUITY-INCOME
                                           SECURITIES                     PORTFOLIO     APPRECIATION      PORTFOLIO        VCT
                                           PORTFOLIO                                      PORTFOLIO                     PORTFOLIO
                                         -------------------------------------------------------------------------------------------


ASSETS:

     Investments at market value (1)   $   49,771,626 $    8,145,892  $      379,120 $     1,423,857 $    7,201,158  $      976,690
     Investment income due and accrued                                                                       16,281
     Purchase payments receivable             117,229         87,855             582          21,745         40,832           1,578
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total assets                       49,888,855      8,233,747         379,702       1,445,602      7,258,271         978,268
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

LIABILITIES:

     Redemptions payable                            0              0               0               0              0               0
     Due to Great West Life &                  12,219          1,900              90             360          1,801             229
        Annuity Insurance Company
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

        Total liabilities                      12,219          1,900              90             360          1,801             229
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   49,876,636 $    8,231,847  $      379,612 $     1,445,242 $    7,256,470  $      978,039
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

NET ASSETS REPRESENTED BY:
     Accumulation units                $   49,876,636 $    8,231,847  $      379,612 $     1,445,242 $    7,256,470  $      978,039
     Contracts in payout phase
                                         -------------  -------------   -------------  --------------  -------------   -------------
                                         -------------  -------------   -------------  --------------  -------------   -------------

NET ASSETS                             $   49,876,636 $    8,231,847  $      379,612 $     1,445,242 $    7,256,470  $      978,039
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

ACCUMULATION UNITS OUTSTANDING              2,943,439        675,367          37,968         143,761        654,503          96,328

UNIT VALUE (ACCUMULATION)              $        16.95 $        12.19  $        10.00 $         10.05 $        11.09  $        10.15
                                         =============  =============   =============  ==============  =============   =============
                                         =============  =============   =============  ==============  =============   =============

(1)  Cost of investments:              $   49,399,728 $    9,077,486  $      361,355 $     1,243,532 $    7,264,380  $      894,851
     Shares of investments:                 4,463,823        641,914          21,371          36,773        672,377          53,694


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                          RS EMERGING     LIBERTY VA      TOTAL
                                                                                             GROWTH        BALANCED    FUTUREFUNDS
                                                                                           PORTFOLIO      PORTFOLIO       SERIES
                                                                                                                         ACCOUNT
                                                                                         -------------------------------------------


ASSETS:

    Investments at market value (1)                                                    $    4,997,687 $      185,239 $ 1,646,921,656
    Investment income due and accrued                                                                                        78,638
    Purchase payments receivable                                                                                          3,540,770
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

       Total assets                                                                         4,997,687        185,239   1,650,541,064
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

LIABILITIES:

    Redemptions payable                                                                        26,441              0        457,922
    Due to Great West Life & Annuity Insurance Company                                          1,222             30        586,484
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------


       Total liabilities                                                                       27,663             30      1,044,406
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------


NET ASSETS                                                                             $    4,970,024 $      185,209 $ 1,649,496,658
                                                                                         =============  =============  =============
                                                                                         =============  =============  =============

NET ASSETS REPRESENTED BY:
    Accumulation units                                                                 $    4,970,024 $      185,209 $ 1,648,699,731
    Contracts in payout phase                                                                                               796,927
                                                                                         -------------  -------------  -------------
                                                                                         -------------  -------------  -------------

NET ASSETS                                                                             $    4,970,024 $      185,209 $ 1,649,496,658
                                                                                         =============  =============  =============
                                                                                         =============  =============  =============

ACCUMULATION UNITS OUTSTANDING                                                              1,057,959         16,691

UNIT VALUE (ACCUMULATION)                                                              $         4.70 $        11.10
                                                                                         =============  =============
                                                                                         =============  =============

(1) Cost of investments:                                                               $    4,382,665 $      174,266 $ 1,746,131,461
    Shares of investments:                                                                    177,854         13,423


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                            AIM BLUE CHIP  AIM SMALL CAP      ALGER          ALGER        AMERICAN      AMERICAN
                                              PORTFOLIO        GROWTH        AMERICAN       AMERICAN       CENTURY      CENTURY
                                                             PORTFOLIO       BALANCED    MIDCAP GROWTH     EQUITY       INCOME &
                                                                            PORTFOLIO      PORTFOLIO       INCOME        GROWTH
                                                                                                          PORTFOLIO     ADVISOR
                                                                                                                       PORTFOLIO
                                            ----------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                             $              $              $      156,819 $              $     126,662 $           54

EXPENSES:

    Mortality and expense risk                    21,674          7,441         84,961       141,696         44,437
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                     (21,674)        (7,441)        71,858      (141,696)        82,225             54
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of             (332,392)        88,203       (507,794)   (1,280,760)        16,676           (648)
       fund shares
    Realized gain distributions                                                                              77,005
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                    (332,392)        88,203       (507,794)   (1,280,760)        93,681           (648)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                            766,360        113,445      1,623,031     6,136,679        756,871            796
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $      412,294 $      194,207 $    1,187,095 $   4,714,223  $     932,777 $          202
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                                                   2.16%                        3.09%          0.50%
                                                                          =============                 ============  =============
                                                                          =============                 ============  =============

INVESTMENT INCOME RATIO (2002)                                                   1.66%                        2.50%          1.13%
                                                                          =============                 ============  =============
                                                                          =============                 ============  =============

INVESTMENT INCOME RATIO (2001)                                                   1.52%                        2.71%
                                                                          =============                 ============
                                                                          =============                 ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN       ARTISAN       FEDERATED     FIDELITY VIP  FIDELITY VIP    FRANKLIN
                                               CENTURY     INTERNATIONAL     CAPITAL     CONTRAFUND II     GROWTH      SMALL CAP
                                               INCOME &      PORTFOLIO     APPRECIATION    PORTFOLIO      PORTFOLIO   GROWTH FUND
                                                GROWTH                      PORTFOLIO                                      I
                                              PORTFOLIO
                                            ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                             $        3,054 $       37,363 $       13,818 $      64,051  $     263,260 $

EXPENSES:

    Mortality and expense risk                     1,217         32,089         20,438       163,912      1,100,991            798
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                       1,837          5,274         (6,620)      (99,861)      (837,731)          (798)
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               (2,586)       470,327         (8,630)     (530,990)    (5,330,810)         2,555
       fund shares
    Realized gain distributions
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                      (2,586)       470,327         (8,630)     (530,990)    (5,330,810)         2,555
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                             41,117        372,684        471,948     4,239,566     33,802,556         29,252
                                            -------------  -------------  -------------  ------------   ------------  -------------
                                            -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS             $       40,368 $      848,285 $      456,698 $   3,608,715  $  27,634,015 $       31,009
                                            =============  =============  =============  ============   ============  =============
                                            =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                     1.88%          1.32%          0.71%         0.44%          0.26%
                                            =============  =============  =============  ============   ============
                                            =============  =============  =============  ============   ============

INVESTMENT INCOME RATIO (2002)                     1.59%          0.70%          0.81%         0.80%          0.26%
                                            =============  =============  =============  ============   ============
                                            =============  =============  =============  ============   ============

INVESTMENT INCOME RATIO (2001)                     1.38%          0.38%                        0.77%          0.08%          0.33%
                                            =============  =============                 ============   ============  =============
                                            =============  =============                 ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                           (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                INVESCO      JANUS ASPEN    JANUS FUND     JANUS TWENTY      JANUS          LM
                                             DYNAMICS FUND      SERIES                      PORTFOLIO      WORLDWIDE   INSTITUTIONAL
                                                              WORLDWIDE                                    PORTFOLIO     ADVISORS
                                                                GROWTH                                                    VALUE
                                                              PORTFOLIO                                                 PORTFOLIO
                                             -------------------------------------------  ------------------------------------------
INVESTMENT INCOME:
    Dividends                              $              $       44,326 $              $      31,901  $      45,589 $

EXPENSES:

    Mortality and expense risk                     37,397         34,187          1,101        64,646         49,103         28,040
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      (37,397)        10,139         (1,101)      (32,745)        (3,514)       (28,040)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of              (775,205)      (559,727)        15,369    (1,386,983)    (1,152,091)       216,084
       fund shares
    Realized gain distributions
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                     (775,205)      (559,727)        15,369    (1,386,983)    (1,152,091)       216,084
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                           1,852,451      1,405,526         26,069     2,698,123      2,120,237        753,840
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $    1,039,849 $      855,938 $       40,337 $   1,278,395  $     964,632 $      941,884
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                                     1.13%                        0.55%          1.03%
                                                            =============                 ============   ============
                                                            =============                 ============   ============

INVESTMENT INCOME RATIO (2002)                                     0.92%                        0.68%          0.84%
                                                            =============                 ============   ============
                                                            =============                 ============   ============

INVESTMENT INCOME RATIO (2001)                                     0.49%                        0.86%          0.03%
                                                            =============                 ============   ============
                                                            =============                 ============   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                 MAXIM       MAXIM ARIEL    MAXIM ARIEL     MAXIM BOND    MAXIM BOND      MAXIM
                                               AGGRESSIVE    MIDCAP VALUE    SMALL-CAP        INDEX        PORTFOLIO   CONSERVATIVE
                                               PROFILE I      PORTFOLIO        VALUE        PORTFOLIO                   PROFILE I
                                               PORTFOLIO                     PORTFOLIO                                  PORTFOLIO
                                             ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                              $      266,937 $      106,039 $       16,881 $     449,922  $   1,413,808 $      913,229

EXPENSES:

    Mortality and expense risk                     92,391        667,912        124,577       112,192        418,129         80,756
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      174,546       (561,873)      (107,696)      337,730        995,679        832,473
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of              (716,463)       671,151        625,362       103,536        130,290       (294,778)
       fund shares
    Realized gain distributions                                  222,577        604,728        71,808
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                     (716,463)       893,728      1,230,090       175,344        130,290       (294,778)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                          13,075,383     15,150,567      6,878,149      (332,326)      (671,727)     2,366,107
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $   12,533,466 $   15,482,422 $    8,000,543 $     180,748  $     454,242 $    2,903,802
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      0.61%          0.17%          0.06%         4.48%          3.58%          3.39%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2002)                      0.41%          0.22%          0.10%         5.33%          5.19%         11.37%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2001)                      0.95%          0.35%          0.72%         6.36%          6.01%         11.19%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                                 MAXIM       MAXIM GROWTH   MAXIM INDEX   MAXIM INVESCO      MAXIM      MAXIM MFS
                                                FOUNDERS        INDEX      600 PORTFOLIO  ADR PORTFOLIO     INVESCO     SMALL-CAP
                                                GROWTH &      PORTFOLIO                                    BALANCED       GROWTH
                                                 INCOME                                                    PORTFOLIO    PORTFOLIO
                                               PORTFOLIO
                                             ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                              $              $      175,519 $       29,649 $     131,583  $   1,191,068 $

EXPENSES:

    Mortality and expense risk                     20,120        183,679        157,097        80,200        809,291        429,946
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      (20,120)        (8,160)      (127,448)       51,383        381,777       (429,946)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized loss on sale of fund              (1,005,135)    (2,432,202)      (253,076)     (432,648)   (34,110,953)    (5,353,178)
       shares
    Realized gain distributions
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized loss                          (1,005,135)    (2,432,202)      (253,076)     (432,648)   (34,110,953)    (5,353,178)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                           1,467,244      5,953,886      5,183,747     2,691,429     46,027,291     16,137,678
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $      441,989 $    3,513,524 $    4,803,223 $   2,310,164  $  12,298,115 $   10,354,554
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                                     1.07%          0.20%         1.58%          1.42%
                                                            =============  =============  ============   ============
                                                            =============  =============  ============   ============

INVESTMENT INCOME RATIO (2002)                      0.02%          0.73%          0.24%         1.65%          1.82%
                                             =============  =============  =============  ============   ============
                                             =============  =============  =============  ============   ============

INVESTMENT INCOME RATIO (2001)                      0.10%          0.34%          0.18%         0.88%          2.14%
                                             =============  =============  =============  ============   ============
                                             =============  =============  =============  ============   ============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                              MAXIM LOOMIS   MAXIM LOOMIS      MAXIM          MAXIM          MAXIM     MAXIM MONEY
                                              SAYLES BOND       SAYLES        MODERATE      MODERATELY    MODERATELY      MARKET
                                               PORTFOLIO      SMALL-CAP      PROFILE I      AGGRESSIVE   CONSERVATIVE   PORTFOLIO
                                                                VALUE        PORTFOLIO      PROFILE I      PROFILE I
                                                              PORTFOLIO                     PORTFOLIO      PORTFOLIO
                                             ---------------------------------------------------------------------------------------


INVESTMENT INCOME:
    Dividends                              $    1,793,352 $        5,044 $    1,758,047 $   1,689,882  $     751,344 $      620,693

EXPENSES:

    Mortality and expense risk                    251,089         56,964        223,479       210,645         83,360        925,653
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                    1,542,263        (51,920)     1,534,568     1,479,237        667,984       (304,960)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of               (74,567)        46,592       (235,944)     (409,852)      (174,091)
       fund shares
    Realized gain distributions
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                      (74,567)        46,592       (235,944)     (409,852)      (174,091)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized appreciation
       on investments                           5,257,227      1,574,949     14,714,192    21,903,027      3,934,324
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS              $    6,724,923 $    1,569,621 $   16,012,816 $  22,972,412  $   4,428,217 $     (304,960)
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      6.73%          0.09%          2.16%         1.68%          2.68%          0.73%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2002)                      9.14%          0.37%          2.42%         1.67%          3.02%          1.38%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============

INVESTMENT INCOME RATIO (2001)                      8.55%          0.50%          2.86%         2.01%          3.38%          3.69%
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
                                              MAXIM STOCK   MAXIM T. ROWE  MAXIM T. ROWE      MAXIM       MAXIM U.S.   MAXIM VALUE
                                                 INDEX          PRICE       PRICE MIDCAP    TEMPLETON     GOVERNMENT      INDEX
                                               PORTFOLIO    EQUITY/INCOME      GROWTH     INTERNATIONAL   SECURITIES    PORTFOLIO
                                                              PORTFOLIO      PORTFOLIO        EQUITY       PORTFOLIO
                                                                                            PORTFOLIO
                                             ---------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                              $    4,338,342 $    1,194,575 $              $     393,127  $   2,200,758 $      177,182

EXPENSES:

    Mortality and expense risk                  4,008,358        843,408        150,275       319,003        598,158         69,902
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INVESTMENT INCOME (LOSS)                      329,984        351,167       (150,275)       74,124      1,602,600        107,280
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of           (16,851,663)    (1,273,293)      (198,425)   (3,138,955)       516,604       (847,173)
       fund shares
    Realized gain distributions                32,372,465         93,665      1,443,219                      398,858
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Net realized gain (loss)                   15,520,802     (1,179,628)     1,244,794    (3,138,955)       915,462       (847,173)
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                          71,294,179     17,713,032     11,347,515    11,864,574     (1,794,090)     2,444,306
                                             -------------  -------------  -------------  ------------   ------------  -------------
                                             -------------  -------------  -------------  ------------   ------------  -------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS              $   87,144,965 $   16,884,571 $   12,442,034 $   8,799,743  $     723,972 $    1,704,413
                                             =============  =============  =============  ============   ============  =============
                                             =============  =============  =============  ============   ============  =============


INVESTMENT INCOME RATIO (2003)                      1.21%          1.59%                        1.38%          4.15%          2.74%
                                             =============  =============                 ============   ============  =============
                                             =============  =============                 ============   ============  =============

INVESTMENT INCOME RATIO (2002)                      0.97%          1.42%                        0.53%          5.50%          1.84%
                                             =============  =============                 ============   ============  =============
                                             =============  =============                 ============   ============  =============

INVESTMENT INCOME RATIO (2001)                      0.69%          1.36%                        0.90%          5.63%          1.04%
                                             =============  =============                 ============   ============  =============
                                             =============  =============                 ============   ============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
                                                       MFS       OPPENHEIMER  PIMCO TOTAL     PIONEER     RS EMERGING  LIBERTY VA
                                                    STRATEGIC      CAPITAL       RETURN    EQUITY-INCOME    GROWTH      BALANCED
                                                     GROWTH     APPRECIATION   PORTFOLIO   VCT PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                    PORTFOLIO     PORTFOLIO
                                                  ---------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends                                   $             $             $    181,749 $      14,745 $             $       3,723

EXPENSES:

    Mortality and expense risk                          3,141         8,039       68,100         7,574        38,286           823
                                                  ------------  ------------  -----------  ------------  ------------  ------------
                                                  ------------  ------------  -----------  ------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)                           (3,141)       (8,039)     113,649         7,171       (38,286)        2,900
                                                  ------------  ------------  -----------  ------------  ------------  ------------
                                                  ------------  ------------  -----------  ------------  ------------  ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
    Realized gain (loss) on sale of                    33,154       (15,704)      13,057       (58,175)     (910,407)      (13,442)
       fund shares
    Realized gain distributions                                                  111,521
                                                  ------------  ------------  -----------  ------------  ------------  ------------
                                                  ------------  ------------  -----------  ------------  ------------  ------------

    Net realized gain (loss)                           33,154       (15,704)     124,578       (58,175)     (910,407)      (13,442)
                                                  ------------  ------------  -----------  ------------  ------------  ------------
                                                  ------------  ------------  -----------  ------------  ------------  ------------

    Change in net unrealized
    appreciation (depreciation)
       on investments                                  23,824       207,999      (34,856)      193,452     2,134,252        32,413
                                                  ------------  ------------  -----------  ------------  ------------  ------------
                                                  ------------  ------------  -----------  ------------  ------------  ------------

NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                   $      53,837 $     184,256 $    203,371 $     142,448 $   1,185,559 $      21,871
                                                  ============  ============  ===========  ============  ============  ============
                                                  ============  ============  ===========  ============  ============  ============


INVESTMENT INCOME RATIO (2003)                                                     3.08%         2.10%                       3.39%
                                                                              ===========  ============                ============
                                                                              ===========  ============                ============

INVESTMENT INCOME RATIO (2002)                                                     2.53%         2.11%                       3.52%
                                                                              ===========  ============                ============
                                                                              ===========  ============                ============

INVESTMENT INCOME RATIO (2001)                                                                   1.61%                       2.72%
                                                                                           ============                ============
                                                                                           ============                ============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         TOTAL
                                                                                                                      FUTUREFUNDS
                                                                                                                     SERIES ACCOUNT
                                                                                                                     ---------------


INVESTMENT INCOME:
     Dividends                                                                                                     $     20,604,095

EXPENSES:

     Mortality and expense risk                                                                                          12,876,675
                                                                                                                     ---------------
                                                                                                                     ---------------

NET INVESTMENT INCOME                                                                                                     7,727,420
                                                                                                                     ---------------
                                                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized loss on sale of fund shares                                                                               (77,719,780)
     Realized gain distributions                                                                                         35,395,846
                                                                                                                     ---------------
                                                                                                                     ---------------

     Net realized loss                                                                                                  (42,323,934)
                                                                                                                     ---------------
                                                                                                                     ---------------

     Change in net unrealized depreciation
        on investments                                                                                                  333,948,298
                                                                                                                     ---------------
                                                                                                                     ---------------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                                                                     $    299,351,784
                                                                                                                     ===============
                                                                                                                     ===============


INVESTMENT INCOME RATIO (2003)

INVESTMENT INCOME RATIO (2002)

INVESTMENT INCOME RATIO (2001)


The accompanying notes are an integral part of these financial statements.                                               (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002

------------------------------------------------------------------------------------------------------------------------------------
                                               AIM BLUE CHIP PORTFOLIO         AIM SMALL CAP GROWTH       ALGER AMERICAN BALANCED
                                                                                    PORTFOLIO                    PORTFOLIO
                                             ----------------------------  ---------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                                              (1)

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

    Net investment income (loss)             $    (21,674)$      (32,368)$      (7,441) $        (495)$       71,858 $       36,447
    Net realized gain (loss)                     (332,392)      (848,387)       88,203        (11,013)      (507,794)      (431,529)
    Change in net realized
    appreciation (depreciation)
       on investments                             766,360        (91,253)      113,445         (3,909)     1,623,031       (715,892)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                            412,294       (972,008)      194,207        (15,417)     1,187,095     (1,110,974)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              13,606        370,499       108,919         11,181        651,004      1,560,694
    Redemptions                                  (126,710)      (188,791)      (50,515)           (31)      (798,194)      (670,411)
    Transfers between subaccounts, net           (311,762)      (921,967)    1,282,987        143,664     (1,174,312)      (714,934)
    Contract maintenance charges                   (1,141)        (1,509)         (108)            (6)        (6,051)        (3,587)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     (426,007)      (741,768)    1,341,283        154,808     (1,327,553)       171,762
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets       (13,713)    (1,713,776)    1,535,490        139,391       (140,458)      (939,212)

NET ASSETS:
    Beginning of period                         1,976,081      3,689,857       139,391              0      7,106,165      8,045,377
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $  1,962,368 $    1,976,081 $   1,674,881  $     139,391 $    6,965,707 $    7,106,165
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   13,035         89,389       239,885         28,892        113,278        243,690
    Units redeemed                                (95,946)      (238,920)      (94,756)       (10,130)      (242,023)      (229,377)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       (82,911)      (149,531)      145,129         18,762       (128,745)        14,313
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on May 1, 2002.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN MIDCAP GROWTH    AMERICAN CENTURY EQUITY     AMERICAN CENTURY INCOME &
                                                      PORTFOLIO                 INCOME PORTFOLIO        GROWTH ADVISOR PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                                                                                           (1)            (2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)            $   (141,696)$     (132,044)$      82,225  $      40,545 $           54 $           37
    Net realized gain (loss)                  (1,280,760)    (3,313,855)       93,681         57,606           (648)
    Change in net realized
    appreciation (depreciation)
       on investments                          6,136,679       (790,260)      756,871       (284,968)           796           (796)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                         4,714,223     (4,236,159)      932,777       (186,817)           202           (759)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                          1,651,583      1,925,253       732,567        662,321              0
    Redemptions                                 (759,779)    (1,284,069)     (368,635)      (188,922)
    Transfers between subaccounts, net         1,788,259     (1,565,152)    1,679,146        887,712         (3,229)         3,786
    Contract maintenance charges                  (5,941)        (4,262)       (1,287)          (536)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   2,674,122       (928,230)    2,041,791      1,360,575         (3,229)         3,786
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets    7,388,345     (5,164,389)    2,974,568      1,173,758         (3,027)         3,027

NET ASSETS:
    Beginning of period                        9,436,721     14,601,110     3,346,248      2,172,490          3,027              0
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                           $ 16,825,066 $    9,436,721 $   6,320,816  $   3,346,248 $            0 $        3,027
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 424,806        280,452       215,511        163,160          1,525            374
    Units redeemed                              (179,932)      (366,694)      (68,790)       (56,665)        (1,899)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      244,874        (86,242)      146,721        106,495           (374)           374
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on April 14, 2003. (2) The portfolio commenced operations on March 1, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                               AMERICAN CENTURY INCOME &      ARTISAN INTERNATIONAL          FEDERATED CAPITAL
                                                   GROWTH PORTFOLIO                 PORTFOLIO             APPRECIATION PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                                                                           (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)           $        1,837 $          658 $       5,274  $      (9,505)$       (6,620)$          627
    Net realized gain (loss)                       (2,586)        (8,112)      470,327       (284,197)        (8,630)       (12,422)
    Change in net realized
    appreciation (depreciation)
       on investments                              41,117         (3,035)      372,684       (125,846)       471,948        (50,498)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                             40,368        (10,489)      848,285       (419,548)       456,698        (62,293)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              19,735          9,025       443,200        409,964        955,254        530,131
    Redemptions                                         0           (225)     (237,339)      (171,721)      (161,450)       (22,221)
    Transfers between subaccounts, net             40,997        134,979     1,022,206        523,192        612,914        702,163
    Contract maintenance charges                        0                       (1,031)          (680)        (1,857)           (24)
    Adjustments to net assets allocated
   to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                       60,732        143,779     1,227,036        760,755      1,404,861      1,210,049
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                  101,100        133,290     2,075,321        341,207      1,861,559      1,147,756

NET ASSETS:
    Beginning of period                           152,246         18,956     2,231,429      1,890,222      1,147,756              0
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                          $      253,346 $      152,246 $   4,306,750  $   2,231,429 $    3,009,315 $    1,147,756
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   14,381         68,272     1,211,416      1,344,148        209,769        153,471
    Units redeemed                                 (7,884)       (48,336)   (1,009,759)    (1,217,671)       (48,864)       (12,363)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase                                    6,497         19,936       201,657        126,477        160,905        141,108
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------

                                              FIDELITY VIP CONTRAFUND II       FIDELITY VIP GROWTH       FRANKLIN SMALL CAP GROWTH
                                                       PORTFOLIO                    PORTFOLIO                     FUND I
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                      $    (99,861)$      (46,407)$    (837,731) $    (934,581)$         (798)$         (447)
    Net realized loss                            (530,990)      (622,839)   (5,330,810)    (8,314,606)         2,555        (31,066)
    Change in net realized
    appreciation (depreciation)
       on investments                           4,239,566       (851,682)   33,802,556    (32,072,616)        29,252          9,103
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                          3,608,715     (1,520,928)   27,634,015    (41,321,803)        31,009        (22,410)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                           2,021,384      2,227,137     9,249,065     11,901,233          7,179          1,463
    Redemptions                                (1,232,974)    (1,319,538)   (7,400,179)    (9,638,126)        (5,825)           (51)
    Transfers between subaccounts, net          1,133,631         31,453      (484,915)    (7,975,150)       146,083         39,267
    Contract maintenance charges                   (7,798)        (4,902)      (44,369)       (38,630)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                    1,914,243        934,150     1,319,602     (5,750,673)       147,437         40,679
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                5,522,958       (586,778)   28,953,617    (47,072,476)       178,446         18,269

NET ASSETS:
    Beginning of period                        12,937,330     13,524,108    88,382,830    135,455,306         67,769         49,500
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $ 18,460,288 $   12,937,330 $ 117,336,447  $  88,382,830 $      246,215 $       67,769
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  388,974        348,299     1,121,635      1,051,873         30,764         26,728
    Units redeemed                               (233,694)      (269,293)   (1,005,596)    (1,397,934)        (6,771)       (19,647)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase                                  155,280         79,006       116,039       (346,061)        23,993          7,081
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                               INVESCO DYNAMICS FUND           JANUS ASPEN SERIES       JANUS FUND
                                                                           WORLDWIDE GROWTH PORTFOLIO
                                            ----------------------------  ---------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $      (37,397)$      (36,350)$      10,139  $       2,159 $       (1,101)$       (1,628)
    Net realized gain (loss)                    (775,205)    (1,511,831)     (559,727)      (759,348)        15,369        (40,982)
    Change in net realized
    appreciation (depreciation)
       on investments                          1,852,451        169,715     1,405,526       (538,188)        26,069         (2,209)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                         1,039,849     (1,378,466)      855,938     (1,295,377)        40,337        (44,819)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                            348,064        957,500       541,396        731,381         21,740         41,985
    Redemptions                                 (278,763)      (319,849)     (221,052)      (194,685)       (18,029)        (3,092)
    Transfers between subaccounts, net          (606,291)      (489,478)     (313,048)      (471,075)      (185,353)       185,894
    Contract maintenance charges                  (2,865)        (2,195)       (1,412)        (1,318)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                    (539,855)       145,978         5,884         64,303       (181,642)       224,787
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets        499,994     (1,232,488)      861,822     (1,231,074)      (141,305)       179,968

NET ASSETS:
    Beginning of period                        2,962,721      4,195,209     3,668,997      4,900,071        274,550         94,582
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $    3,462,715 $    2,962,721 $   4,530,819  $   3,668,997 $      133,245 $      274,550
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 237,594        419,552        64,139        105,128         32,010        145,029
    Units redeemed                              (353,442)      (369,045)      (64,384)      (101,110)       (70,225)       (99,305)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                     (115,848)        50,507          (245)         4,018        (38,215)        45,724
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                              JANUS TWENTY PORTFOLIO      JANUS WORLDWIDE PORTFOLIO    LM INSTITUTIONAL ADVISORS
                                                                                                                VALUE PORTFOLIO
                                            ----------------------------  ---------------------------  ----------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                                                                                                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                   $      (32,745)$      (23,291)$      (3,514) $     (12,936)$      (28,040)$       (4,569)
    Net realized gain (loss)                  (1,386,983)    (1,120,557)   (1,152,091)      (756,423)       216,084        (35,900)
    Change in net realized
    appreciation (depreciation)
       on investments                          2,698,123       (410,254)    2,120,237       (657,742)       753,840        (19,991)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                         1,278,395     (1,554,102)      964,632     (1,427,101)       941,884        (60,460)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                          1,311,377      1,641,614       801,464        990,090        400,968         83,355
    Redemptions                                 (439,153)      (328,392)     (415,887)      (508,534)      (129,722)        (4,195)
    Transfers between subaccounts, net          (336,014)      (398,129)     (355,834)       (46,293)     3,427,320      1,069,515
    Contract maintenance charges                  (5,693)        (4,067)       (2,689)        (2,044)          (441)            (7)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                     530,517        911,026        27,054        433,219      3,698,125      1,148,668
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets    1,808,912       (643,076)      991,686       (993,882)     4,640,009      1,088,208

NET ASSETS:
    Beginning of period                        4,979,398      5,622,474     4,009,263      5,003,145      1,088,208              0
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $    6,788,310 $    4,979,398 $   5,000,949  $   4,009,263 $    5,728,217 $    1,088,208
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 475,224        553,476       289,846        305,815        496,102        158,453
    Units redeemed                              (340,197)      (349,330)     (276,425)      (227,302)      (149,255)       (29,243)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase                                 135,027        204,146        13,421         78,513        346,847        129,210
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                              MAXIM AGGRESSIVE PROFILE I     MAXIM ARIEL MIDCAP VALUE      MAXIM ARIEL SMALL-CAP
                                                       PORTFOLIO                    PORTFOLIO                 VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $    174,546 $       58,693 $    (561,873) $    (581,437)$     (107,696)$      (97,901)
    Net realized gain (loss)                     (716,463)      (806,539)      893,728      2,265,243      1,230,090      1,612,704
    Change in net realized
    appreciation (depreciation)
       on investments                          13,075,383     (6,335,537)   15,150,567     (9,983,092)     6,878,149     (3,771,703)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                         12,533,466     (7,083,383)   15,482,422     (8,299,286)     8,000,543     (2,256,900)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                          12,779,292     11,474,937     3,548,904      4,066,355      7,628,139      6,766,420
    Redemptions                                (2,349,146)    (2,645,520)   (4,769,639)    (5,835,637)    (1,662,383)    (1,659,655)
    Transfers between subaccounts, net            732,115       (847,278)        1,060        150,423        816,463      3,250,597
    Contract maintenance charges                  (17,740)        (9,481)      (19,193)       (14,819)       (11,063)        (7,052)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   11,144,521      7,972,658    (1,238,868)    (1,633,678)     6,771,156      8,350,310
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets    23,677,987        889,275    14,243,554     (9,932,964)    14,771,699      6,093,410

NET ASSETS:
    Beginning of period                        34,593,815     33,704,540    57,274,676     67,207,640     24,984,070     18,890,660
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $ 58,271,802 $   34,593,815 $  71,518,230  $  57,274,676 $   39,755,769 $   24,984,070
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                1,670,693      1,258,549       341,107        490,021        716,169        857,568
    Units redeemed                               (668,115)      (577,641)     (395,647)      (574,308)      (313,440)      (386,932)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                     1,002,578        680,908       (54,540)       (84,287)       402,729        470,636
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                             MAXIM BOND INDEX PORTFOLIO       MAXIM BOND PORTFOLIO      MAXIM CONSERVATIVE PROFILE I
                                                                                                                  PORTFOLIO
                                             ----------------------------  ---------------------------  ----------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                    $    337,730 $      226,580 $     995,679  $   1,776,172 $      832,473 $      771,929
    Net realized gain (loss)                      175,344         46,024       130,290        (85,116)      (294,778)      (299,303)
    Change in net realized
    appreciation (depreciation)
       on investments                            (332,326)       188,262      (671,727)     1,570,034      2,366,107       (719,479)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                            180,748        460,866       454,242      3,261,090      2,903,802       (246,853)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                           2,559,979      1,509,404         9,560        862,995      6,907,417      4,902,774
    Redemptions                                (1,678,162)      (722,072)   (3,980,116)    (3,981,051)    (2,034,102)    (1,641,674)
    Transfers between subaccounts, net           (293,558)     5,363,420   (38,755,462)    (2,445,419)      (617,026)       464,045
    Contract maintenance charges                   (3,205)          (736)      (11,209)        (9,996)       (12,532)        (8,592)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                      585,054      6,150,016   (42,737,227)    (5,573,471)     4,243,757      3,716,553
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets       765,802      6,610,882   (42,282,985)    (2,312,381)     7,147,559      3,469,700

NET ASSETS:
    Beginning of period                         9,504,123      2,893,241    42,282,985     44,595,366     23,767,598     20,297,898
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $ 10,269,925 $    9,504,123 $           0  $  42,282,985 $   30,915,157 $   23,767,598
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  533,438        732,118       106,018        168,760        800,595        674,361
    Units redeemed                               (489,519)      (229,615)   (1,982,770)      (402,499)      (465,950)      (374,401)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                        43,919        502,503    (1,876,752)      (233,739)       334,645        299,960
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                MAXIM FOUNDERS GROWTH &    MAXIM GROWTH INDEX PORTFOLIO  MAXIM INDEX 600 PORTFOLIO
                                                   INCOME PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                 (1)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment loss                        $  (20,120)$      (27,593)$      (8,160) $     (68,246)$     (127,448)$     (124,771)
    Net realized loss                          (1,005,135)      (555,013)   (2,432,202)    (2,951,051)      (253,076)      (311,668)
    Change in net realized
    appreciation (depreciation)
       on investments                           1,467,244       (227,065)    5,953,886     (2,068,521)     5,183,747     (2,239,288)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                            441,989       (809,671)    3,513,524     (5,087,818)     4,803,223     (2,675,727)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                              20,299        203,568     2,184,268      2,836,216      1,048,577      1,109,845
    Redemptions                                  (258,448)      (202,762)   (1,133,398)    (1,743,611)    (1,250,675)    (1,468,566)
    Transfers between subaccounts, net         (2,081,833)      (462,699)     (270,793)    (1,731,606)       675,616         24,174
    Contract maintenance charges                     (964)        (1,174)      (10,926)        (6,962)        (4,064)        (3,515)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                   (2,320,946)      (463,067)      769,151       (645,963)       469,454       (338,062)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets    (1,878,957)    (1,272,738)    4,282,675     (5,733,781)     5,272,677     (3,013,789)

NET ASSETS:
    Beginning of period                         1,878,957      3,151,695    14,788,757     20,522,538     13,109,297     16,123,086
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                              $        0 $    1,878,957 $  19,071,432  $  14,788,757 $   18,381,974 $   13,109,297
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                   12,811         38,700       474,856        439,263        219,477        190,611
    Units redeemed                               (295,936)      (106,226)     (399,217)      (509,048)      (195,981)      (212,826)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      (283,125)       (67,526)       75,639        (69,785)        23,496        (22,215)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                             MAXIM INVESCO ADR PORTFOLIO      MAXIM INVESCO BALANCED    MAXIM MFS SMALL-CAP GROWTH
                                                                                    PORTFOLIO                    PORTFOLIO
                                             ----------------------------  ---------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                                                               (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $     51,383 $       58,239 $     381,777  $     759,078 $     (429,946)$     (465,515)
    Net realized loss                            (432,648)      (601,808)  (34,110,953)    (7,262,630)    (5,353,178)    (7,715,481)
    Change in net realized depreciation
       on investments                           2,691,429       (779,587)   46,027,291    (13,113,910)    16,137,678     (9,187,709)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting
       from operations                          2,310,164     (1,323,156)   12,298,115    (19,617,462)    10,354,554    (17,368,705)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             743,028      1,053,270     3,305,288      7,880,384      3,608,310      4,774,744
    Redemptions                                  (621,990)      (934,211)  (12,573,698)    (9,131,723)    (3,007,056)    (4,210,634)
    Transfers between subaccounts, net           (106,394)      (556,854)  (86,691,263)    (8,344,401)      (713,172)    (3,662,824)
    Contract maintenance charges                   (2,792)        (2,000)      (29,810)       (27,852)       (16,055)       (14,089)
    Adjustments to net assets allocated
    to contracts in payout phase                                                   694          8,989
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                       11,852       (439,795)  (95,988,789)    (9,614,603)      (127,973)    (3,112,803)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets     2,322,016     (1,762,951)  (83,690,674)   (29,232,065)    10,226,581    (20,481,508)

NET ASSETS:
    Beginning of period                         7,780,755      9,543,706    83,690,674    112,922,739     35,432,728     55,914,236
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $ 10,102,771 $    7,780,755 $           0  $  83,690,674 $   45,659,309 $   35,432,728
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  135,512        204,512       483,119        997,751        494,495        619,244
    Units redeemed                               (136,138)      (228,791)   (7,851,558)    (1,755,261)      (495,931)      (793,907)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net decrease                                     (626)       (24,279)   (7,368,439)      (757,510)        (1,436)      (174,663)
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


(1) The portfolio ceased operations on December 19, 2003.

The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
                                               MAXIM LOOMIS SAYLES BOND        MAXIM LOOMIS SAYLES       MAXIM MODERATE PROFILE I
                                                       PORTFOLIO            SMALL-CAP VALUE PORTFOLIO            PORTFOLIO
                                             ---------------------------------------------------------------------------------------
                                             ----------------------------  ---------------------------  ----------------------------
                                                 2003           2002          2003           2002           2003           2002
                                             -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)             $  1,542,263 $    1,600,646 $     (51,920) $     (38,024)$    1,534,568 $    1,198,648
    Net realized gain (loss)                      (74,567)      (504,567)       46,592        295,326       (235,944)      (392,322)
    Change in net realized
    appreciation (depreciation)
       on investments                           5,257,227        802,851     1,574,949     (1,218,817)    14,714,192     (6,108,026)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                          6,724,923      1,898,930     1,569,621       (961,515)    16,012,816     (5,301,700)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                           3,479,249      1,497,539       535,734        668,952     31,999,712     20,391,379
    Redemptions                                (2,627,088)    (1,826,426)     (450,705)      (512,290)    (3,376,263)    (2,606,211)
    Transfers between subaccounts, net          3,861,104      1,012,382       591,286        514,484     18,607,334     (1,309,158)
    Contract maintenance charges                   (6,799)        (3,716)       (1,653)        (1,043)       (37,205)       (17,606)
    Adjustments to net assets allocated
    to contracts in payout phase
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                    4,706,466        679,779       674,662        670,103     47,193,578     16,458,404
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets    11,431,389      2,578,709     2,244,283       (291,412)    63,206,394     11,156,704

NET ASSETS:
    Beginning of period                        21,573,980     18,995,271     4,709,209      5,000,621     61,737,813     50,581,109
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    End of period                            $ 33,005,369 $   21,573,980 $   6,953,492  $   4,709,209 $  124,944,207 $   61,737,813
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  773,699        342,527       181,244        224,807      4,336,836      2,047,189
    Units redeemed                               (464,592)      (280,660)     (134,542)      (182,121)      (555,365)      (671,293)
                                             -------------  -------------  ------------   ------------  -------------  -------------
                                             -------------  -------------  ------------   ------------  -------------  -------------

    Net increase                                  309,107         61,867        46,702         42,686      3,781,471      1,375,896
                                             =============  =============  ============   ============  =============  =============
                                             =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                               (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                             MAXIM MODERATELY AGGRESSIVE        MAXIM MODERATELY           MAXIM MONEY MARKET
                                                 PROFILE I PORTFOLIO         CONSERVATIVE PROFILE I             PORTFOLIO
                                                                                   PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)            $  1,479,237 $    1,093,645 $     667,984  $     555,656 $     (304,960)$      277,091
    Net realized loss                           (409,852)      (371,923)     (174,091)      (206,654)
    Change in net realized
    appreciation (depreciation)
       on investments                         21,903,027    (10,935,002)    3,934,324     (1,563,421)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                        22,972,412    (10,213,280)    4,428,217     (1,214,419)      (304,960)       277,091
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                         32,278,221     27,908,339     8,832,499      6,625,774      4,969,238      4,935,958
    Redemptions                               (4,702,421)    (4,142,336)   (1,682,505)    (1,634,776)   (15,928,272)   (20,907,051)
    Transfers between subaccounts, net           591,652     (1,520,614)      913,308        902,776     78,006,370      7,663,768
    Contract maintenance charges                 (40,095)       (21,476)      (11,093)        (4,974)       (26,689)       (29,316)
    Adjustments to net assets allocated
    to contracts in payout phase                                                                            (50,174)        30,585
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                  28,127,357     22,223,913     8,052,209      5,888,800     66,970,473     (8,306,056)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net assets   51,099,769     12,010,633    12,480,426      4,674,381     66,665,513     (8,028,965)

NET ASSETS:
    Beginning of period                       80,934,550     68,923,917    23,431,136     18,756,755     91,154,573     99,183,538
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                           $132,034,319 $   80,934,550 $  35,911,562  $  23,431,136 $  157,820,086 $   91,154,573
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                               3,123,250      2,627,144       981,714        808,876      7,609,339      2,865,221
    Units redeemed                              (776,183)      (767,444)     (308,085)      (292,581)    (3,663,811)    (3,398,989)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                    2,347,067      1,859,700       673,629        516,295      3,945,528       (533,768)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                            MAXIM STOCK INDEX PORTFOLIO       MAXIM T. ROWE PRICE      MAXIM T. ROWE PRICE MIDCAP
                                                                            EQUITY/INCOME PORTFOLIO         GROWTH PORTFOLIO
                                            ----------------------------  ---------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $      329,984 $     (651,065)$     351,167  $     226,892 $     (150,275)$     (142,277)
    Net realized gain (loss)                  15,520,802     14,079,323    (1,179,628)    (1,227,767)     1,244,794       (440,870)
    Change in net realized
    appreciation (depreciation)
       on investments                         71,294,179   (124,027,219)   17,713,032    (11,173,739)    11,347,515     (7,419,433)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                        87,144,965   (110,598,961)   16,884,571    (12,174,614)    12,442,034     (8,002,580)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                         12,146,544     16,525,419     4,202,683      4,988,543      8,961,899      7,839,849
    Redemptions                              (34,405,466)   (39,336,875)   (6,164,523)    (7,454,838)    (1,704,088)    (1,968,422)
    Transfers between subaccounts, net        (2,326,390)   (23,564,741)    2,065,834       (232,897)     3,002,417       (870,948)
    Contract maintenance charges                (105,474)      (102,543)      (21,203)       (18,221)       (12,435)        (9,131)
    Adjustments to net assets allocated
    to contracts
       in payout phase                           (67,395)       108,333        (7,187)         9,128
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                 (24,758,181)   (46,370,407)       75,604     (2,708,285)    10,247,793      4,991,348
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net          62,386,784   (156,969,368)   16,960,175    (14,882,899)    22,689,827     (3,011,232)
       assets

NET ASSETS:
    Beginning of period                      340,640,935    497,610,303    70,854,712     85,737,611     29,790,762     32,801,994
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $  403,027,719 $  340,640,935 $  87,814,887  $  70,854,712 $   52,480,589 $   29,790,762
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                               1,206,635      1,155,964       494,731        746,994        939,960        761,657
    Units redeemed                            (2,103,727)    (2,471,320)     (501,042)      (876,110)      (267,307)      (420,580)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                     (897,092)    (1,315,356)       (6,311)      (129,116)       672,653        341,077
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                   MAXIM TEMPLETON           MAXIM U.S. GOVERNMENT     MAXIM VALUE INDEX PORTFOLIO
                                                INTERNATIONAL EQUITY          SECURITIES PORTFOLIO
                                                      PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $       74,124 $     (188,729)$   1,602,600  $   2,130,453 $      107,280 $       51,124
    Net realized gain (loss)                  (3,138,955)    (2,833,692)      915,462        198,507       (847,173)    (1,057,427)
    Change in net realized
    appreciation (depreciation)
       on investments                         11,864,574     (3,466,025)   (1,794,090)     1,662,162      2,444,306       (817,285)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                         8,799,743     (6,488,446)      723,972      3,991,122      1,704,413     (1,823,588)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                          1,775,586      2,123,970     2,779,700      2,630,839        575,798        750,394
    Redemptions                               (2,349,436)    (3,184,698)   (5,280,284)    (4,161,830)      (569,644)      (682,541)
    Transfers between subaccounts, net           494,213     (1,615,727)   (2,978,079)     7,001,011        762,172       (581,107)
    Contract maintenance charges                  (8,842)        (8,295)      (17,483)        (9,258)        (2,827)        (2,156)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     (88,479)    (2,684,750)   (5,496,146)     5,460,762        765,499       (515,410)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net           8,711,264     (9,173,196)   (4,772,174)     9,451,884      2,469,912     (2,338,998)
       assets

NET ASSETS:
    Beginning of period                       26,518,262     35,691,458    54,648,810     45,196,926      5,761,935      8,100,933
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $   35,229,526 $   26,518,262 $  49,876,636  $  54,648,810 $    8,231,847 $    5,761,935
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 820,682        631,870       497,876        841,079        230,168        140,824
    Units redeemed                              (833,056)      (843,460)     (806,898)      (510,710)      (164,465)      (197,158)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                      (12,374)      (211,590)     (309,022)       330,369         65,703        (56,334)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                MFS STRATEGIC GROWTH          OPPENHEIMER CAPITAL          PIMCO TOTAL RETURN
                                                      PORTFOLIO              APPRECIATION PORTFOLIO             PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                                               (1)                           (1)                          (1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)            $     (3,141)$         (540)$      (8,039) $      (2,126)$      113,649 $       38,234
    Net realized gain (loss)                      33,154         (9,758)      (15,704)       (13,034)       124,578        125,610
    Change in net realized
    appreciation (depreciation)
       on investments                             23,824         (6,059)      207,999        (27,674)       (34,856)       (28,366)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                            53,837        (16,357)      184,256        (42,834)       203,371        135,478
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             52,795         12,191       211,980         38,345      1,092,599        219,028
    Redemptions                                  (10,897)           (33)      (47,833)        (6,621)      (946,721)       (99,957)
    Transfers between subaccounts, net            96,144        191,999       694,722        413,299      2,935,050      3,718,720
    Contract maintenance charges                     (66)            (1)          (72)             0         (1,088)           (10)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase in net assets resulting from
       contract transactions                     137,976        204,156       858,797        445,023      3,079,840      3,837,781
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase in net assets                 191,813        187,799     1,043,053        402,189      3,283,211      3,973,259

NET ASSETS:
    Beginning of period                          187,799              0       402,189              0      3,973,259              0
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $      379,612 $      187,799 $   1,445,242  $     402,189 $    7,256,470 $    3,973,259
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                 111,442         40,656       119,951         57,857        501,567        432,561
    Units redeemed                               (97,117)       (17,013)      (27,389)        (6,658)      (219,751)       (59,874)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase                                  14,325         23,643        92,562         51,199        281,816        372,687
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


(1) The portfolio commenced operations on May 15, 2002.

The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                              PIONEER EQUITY-INCOME VCT   RS EMERGING GROWTH PORTFOLIO     LIBERTY VA BALANCED
                                                      PORTFOLIO                                                 PORTFOLIO
                                            ---------------------------------------------------------------------------------------
                                            ----------------------------  ---------------------------  ----------------------------
                                                2003           2002          2003           2002           2003           2002
                                            -------------  -------------  ------------   ------------  -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income (loss)          $        7,171 $        6,573 $     (38,286) $     (28,119)$        2,900 $        2,714
    Net realized loss                            (58,175)       (65,666)     (910,407)    (1,119,752)       (13,442)       (12,606)
    Change in net realized
    appreciation (depreciation)
       on investments                            193,452        (58,157)    2,134,252       (208,500)        32,413         (1,710)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net
    assets resulting
       from operations                           142,448       (117,250)    1,185,559     (1,356,371)        21,871        (11,602)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                             92,532         98,056       599,099        653,855         25,886         30,872
    Redemptions                                  (18,232)       (47,674)     (207,838)      (183,805)       (18,647)       (31,721)
    Transfers between subaccounts, net           167,291        (97,213)    1,102,082       (152,328)        55,928        (14,584)
    Contract maintenance charges                    (278)          (173)       (2,047)        (1,575)
    Adjustments to net assets allocated
    to contracts in payout phase
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Increase (decrease) in net assets
    resulting from
       contract transactions                     241,313        (47,004)    1,491,296        316,147         63,167        (15,433)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Total increase (decrease) in net             383,761       (164,254)    2,676,855     (1,040,224)        85,038        (27,035)
       assets

NET ASSETS:
    Beginning of period                          594,278        758,532     2,293,169      3,333,393        100,171        127,206
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    End of period                         $      978,039 $      594,278 $   4,970,024  $   2,293,169 $      185,209 $      100,171
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                  54,292         37,442     1,018,173        362,162          9,989          3,641
    Units redeemed                               (28,728)       (41,643)     (676,233)      (261,784)        (4,092)        (4,856)
                                            -------------  -------------  ------------   ------------  -------------  -------------
                                            -------------  -------------  ------------   ------------  -------------  -------------

    Net increase (decrease)                       25,564         (4,201)      341,940        100,378          5,897         (1,215)
                                            =============  =============  ============   ============  =============  =============
                                            =============  =============  ============   ============  =============  =============


The accompanying notes are an integral part of these financial statements.                                              (Continued)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2003 AND 2002
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        TOTAL FUTUREFUNDS SERIES
                                                                                                                ACCOUNT
                                                                                                      ----------------------------
                                                                                                      ----------------------------
                                                                                                          2003           2002
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------


INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

    Net investment income                                                                           $    7,727,420 $    7,261,876
    Net realized loss                                                                                  (42,323,934)   (28,267,371)
    Change in net realized depreciation
       on investments                                                                                  333,948,298   (247,702,336)
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

    Increase (decrease) in net assets resulting
       from operations                                                                                 299,351,784   (268,707,831)
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

CONTRACT TRANSACTIONS:
    Purchase payments                                                                                  178,233,320    169,435,040
    Redemptions                                                                                       (128,453,882)  (137,808,074)
    Transfers between subaccounts, net                                                                 (11,299,024)   (26,199,853)
    Contract maintenance charges                                                                          (517,585)      (399,529)
    Adjustments to net assets allocated to contracts
       in payout phase                                                                                    (124,062)       157,035
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

    Increase in net assets resulting from
       contract transactions                                                                            37,838,767      5,184,619
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

    Total increase (decrease) in net assets                                                            337,190,551   (263,523,212)

NET ASSETS:
    Beginning of period                                                                               1,312,306,107  1,575,829,319
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

    End of period                                                                                   $ 1,649,496,658$ 1,312,306,107
                                                                                                      =============  =============
                                                                                                      =============  =============

CHANGES IN UNITS OUTSTANDING:
    Units issued                                                                                        34,579,732     26,286,130
    Units redeemed                                                                                     (29,572,427)   (22,498,074)
                                                                                                      -------------  -------------
                                                                                                      -------------  -------------

    Net increase                                                                                         5,007,305      3,788,056
                                                                                                      =============  =============
                                                                                                      =============  =============


The accompanying notes are an integral part of these financial statements.                                             (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

                                                  At December 31,                              For the year ended   For the year or
                                                       2003                                    December 31, 2003     period ended
                                                                                                                   December 31, 2003
                                                 -------------------------------------------   -------------------------------------
                                                 -------------------------------------------   ----------------    -----------------
                                                  Units    Unit Fair                 Net         Expense              Total
                                                             Value                  Assets        Ratio               Return
                                                           lowest to                (000s)       lowest to          lowest to
                                                 (000s)     highest                               highest             highest
                                                 --------  -------------------    ----------   ----------------    -----------------
AIM BLUE CHIP PORTFOLIO                              334   $  5.85 to $ 10.98    $    1,962    0.00 % to 1.25 %    23.73 % to 25.28%
AIM SMALL CAP GROWTH PORTFOLIO                       164   $ 10.20 to $ 11.99    $    1,675    0.00 % to 1.25 %    37.41 % to 39.13%
ALGER AMERICAN BALANCED PORTFOLIO                    646   $  9.48 to $ 11.35    $    6,966    0.00 % to 1.25 %    17.46 % to 19.04%
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO             1,359   $  9.38 to $ 13.00    $   16,825    0.00 % to 1.25 %    45.97 % to 47.80%
AMERICAN CENTURY EQUITY INCOME PORTFOLIO             420   $ 11.13 to $ 15.64    $    6,321    0.00 % to 1.25 %    22.71 % to 24.25%
AMERICAN CENTURY INCOME & GROWTH PORTFOLIO            29   $  8.85 to $ 13.45    $      253    0.00 % to 0.75 %    28.66 % to 34.54%
ARTISAN INTERNATIONAL PORTFOLIO                      596   $  7.20 to $ 11.82    $    4,307    0.00 % to 1.25 %    27.54 % to 29.14%
FEDERATED CAPITAL APPRECIATION PORTFOLIO             302   $  9.93 to $ 11.09    $    3,009    0.00 % to 1.25 %    22.28 % to 23.82%
FIDELITY VIP CONTRAFUND II PORTFOLIO               1,410   $  9.57 to $ 13.88    $   18,460    0.00 % to 1.25 %    26.87 % to 28.47%
FIDELITY VIP GROWTH II PORTFOLIO                   6,248   $  6.67 to $ 21.51    $  117,336    0.00 % to 1.25 %    31.21 % to 32.85%
FRANKLIN SMALL CAP GROWTH FUND I                      38   $  6.40 to $ 14.11    $      246    0.00 % to 0.75 %    36.65 % to 41.08%
INVESCO DYNAMICS FUND                                682   $  5.05 to $ 11.72    $    3,463    0.00 % to 1.25 %    36.57 % to 38.28%
JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO        405   $ 10.15 to $ 13.50    $    4,531    0.00 % to 0.95 %    22.82 % to 35.02%
JANUS FUND                                            23   $  5.91 to $ 13.42    $      133    0.00 % to 0.75 %    30.73 % to 34.19%
JANUS TWENTY PORTFOLIO                             1,486   $  4.55 to $ 11.02    $    6,788    0.00 % to 1.25 %    23.76 % to 25.31%
JANUS WORLDWIDE PORTFOLIO                            916   $  5.43 to $ 11.46    $    5,001    0.00 % to 1.25 %    22.70 % to 24.24%
LM INSTITUTIONAL ADVISORS VALUE PORTFOLIO            476   $ 11.64 to $ 12.26    $    5,728    0.00 % to 1.25 %    42.70 % to 44.21%
MAXIM AGGRESSIVE PROFILE I PORTFOLIO               4,432   $  9.75 to $ 13.23    $   58,272    0.00 % to 1.25 %    28.95 % to 30.57%
MAXIM ARIEL MIDCAP VALUE PORTFOLIO                 2,492   $ 11.43 to $ 32.27    $   71,518    0.00 % to 1.25 %    27.97 % to 29.58%
MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO              1,937   $ 11.73 to $ 28.60    $   39,756    0.00 % to 1.25 %    27.64 % to 29.24%
MAXIM BOND INDEX PORTFOLIO                           794   $  9.89 to $ 13.56    $   10,270    0.00 % to 1.25 %     1.79 % to 3.07 %
MAXIM CONSERVATIVE PROFILE I PORTFOLIO             2,286   $ 10.40 to $ 13.68    $   30,915    0.00 % to 1.25 %     9.95 % to 11.33%
MAXIM GROWTH INDEX PORTFOLIO                       1,756   $  6.44 to $ 11.28    $   19,071    0.00 % to 1.25 %    23.31 % to 24.86%
MAXIM INDEX 600 PORTFOLIO                            908   $ 12.18 to $ 22.43    $   18,382    0.00 % to 1.25 %    36.41 % to 38.12%
MAXIM INVESCO ADR PORTFOLIO                          751   $  9.05 to $ 16.04    $   10,103    0.00 % to 1.25 %    29.68 % to 31.31%
MAXIM MFS SMALL-CAP GROWTH PORTFOLIO               2,294   $  6.49 to $ 23.13    $   45,659    0.00 % to 1.25 %    29.33 % to 30.95%
MAXIM LOOMIS SAYLES BOND PORTFOLIO                 1,625   $ 10.87 to $ 23.54    $   33,005    0.00 % to 1.25 %    28.49 % to 30.10%
MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO        469   $ 11.95 to $ 15.49    $    6,953    0.00 % to 1.25 %    32.62 % to 34.28%
MAXIM MODERATE PROFILE I PORTFOLIO                 9,249   $ 10.54 to $ 13.67    $  124,944    0.00 % to 1.25 %    18.70 % to 20.19%
MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO    9,720   $ 10.06 to $ 13.68    $  132,034    0.00 % to 1.25 %    22.42 % to 23.96%
MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO  2,796   $ 10.73 to $ 12.98    $   35,912    0.00 % to 1.25 %    15.05 % to 16.49%
MAXIM MONEY MARKET PORTFOLIO                       9,205   $ 10.02 to $ 21.04    $  157,820    0.00 % to 1.25 %    (0.52)% to 0.73 %
MAXIM STOCK INDEX PORTFOLIO                       11,826   $  7.98 to $ 65.95    $  403,028    0.00 % to 1.25 %    26.82 % to 28.41%
MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO        3,870   $ 11.14 to $ 25.50    $   87,815    0.00 % to 1.25 %    24.08 % to 25.64%
MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO        3,051   $ 10.68 to $ 17.46    $   52,481    0.00 % to 1.25 %    36.11 % to 37.82%
MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO     2,383   $  9.87 to $ 15.52    $   35,230    0.00 % to 1.25 %    33.67 % to 35.35%
MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO         2,943   $ 10.01 to $ 17.98    $   49,877    0.00 % to 1.25 %     1.30 % to 2.57 %
MAXIM VALUE INDEX PORTFOLIO                          675   $  9.10 to $ 12.65    $    8,232    0.00 % to 1.25 %    28.81 % to 30.43%
MFS STRATEGIC GROWTH PORTFOLIO                        38   $  9.97 to $ 10.97    $      380    0.00 % to 1.25 %    25.69 % to 27.27%
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO           144   $ 10.04 to $ 11.31    $    1,445    0.00 % to 1.25 %    27.85 % to 29.57%
PIMCO TOTAL RETURN PORTFOLIO                         655   $  9.94 to $ 11.30    $    7,256    0.00 % to 1.25 %     3.90 % to 5.34 %
PIONEER EQUITY-INCOME VCT PORTFOLIO                   96   $ 10.09 to $ 11.10    $      978    0.00 % to 1.25 %    20.76 % to 22.28%
RS EMERGING GROWTH PORTFOLIO                       1,058   $  4.63 to $ 12.16    $    4,970    0.00 % to 1.25 %    44.92 % to 46.74%
LIBERTY BALANCED PORTFOLIO                            17   $ 11.10 to $ 12.39    $      185    0.00 % to 0.75 %    19.57 % to 23.88%

                             AIM BLUE CHIP PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 4.88             $ 4.81            $ 4.80             $ 4.79            $ 4.76         $ 4.73
 Number of Units Outstanding          2,575             23,175                 -             17,313            81,240        292,297
 Net Assets (000's)                    $ 13              $ 112               $ -               $ 83             $ 387        $ 1,381
 Total Return                       (26.40%)           (26.90%)          (26.94%)           (26.98%)          (27.22%)      (27.34%)

          2001
--------------------------
--------------------------
 Ending Unit Value                   $ 6.63             $ 6.58            $ 6.57             $ 6.56            $ 6.54         $ 6.51
 Number of Units Outstanding          1,870             24,965                 -             26,790            88,846        423,660
 Net Assets (000's)                    $ 12              $ 164               $ -              $ 176             $ 581        $ 2,757
 Total Return                       (23.00%)           (23.31%)          (23.43%)           (23.45%)          (23.60%)      (23.86%)

          2000
--------------------------
--------------------------

 Ending Unit Value                  $ 8.61             $ 8.58              $8.58             $8.57             $8.56           $8.55
 Number of Units Outstanding            30              5,048                 -              6,939            33,594         290,971
 Net Assets (000's)                    $ 0               $ 43               $0-                $59             $ 288         $ 2,488
 Total Return                      (13.90%)           (14.20%)          (14.20%)           (14.30%)          (14.40%)       (14.50%)


                         AIM SMALL CAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95                1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 7.48             $ 7.45            $ 7.45             $ 7.44            $ 7.43         $ 7.42
 Number of Units Outstanding            263              2,247                 -              2,324             1,727         12,201
 Net Assets (000's)                     $ 2               $ 17               $ -               $ 17              $ 13           $ 90
 Total Return                       (25.20%)           (25.50%)          (25.50%)           (25.60%)          (25.70%)      (25.80%)

                                                                                                                         (Continued)


                        ALGER AMERICAN BALANCED PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------
Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 9.53             $ 9.37            $ 8.02             $ 9.31            $ 9.25         $ 9.15
 Number of Units Outstanding            347              6,592                 -             30,271           135,584        601,451
 Net Assets (000's)                     $ 3               $ 62               $ -              $ 282           $ 1,254        $ 5,505
 Total Return                       (12.33%)           (12.76%)          (12.83%)           (12.91%)          (13.06%)      (13.43%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 10.87            $ 10.74            $ 9.20            $ 10.69           $ 10.64        $ 10.57
 Number of Units Outstanding             73             10,322                 -             25,750           125,592        598,195
 Net Assets (000's)                     $ 1              $ 111               $ -              $ 275           $ 1,336        $ 6,322
 Total Return                        (1.98%)            (2.45%)           (2.54%)            (2.64%)           (2.92%)       (3.12%)

          2000
--------------------------
--------------------------
 Ending Unit Value                  $ 11.09           $ 11.01             $ 9.44           $.10.98            $10.96          $10.91
 Number of Units Outstanding          -                 5,064                 -             12,856           109,400         505,908
 Net Assets (000's)                 $ -               $    56             $   -              $5141           $ 1,199         $ 5,521
 Total Return                        (2.80%)           (3.34%)           (5.60%)            (3.51%)           (3.61%)        (3.96%)

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 11.41           $ 11.39                                $ 11.38           $ 11.37           $11.36
 Number of Units Outstanding           -             3,334                                  3,328            15,040           94,918
 Net Assets (000's)              $     -           $    38                                $    38             $ 171          $ 1,078
 Total Return                     14.10%            13.90%                                 13.80%            13.70%           13.60%

                                                                                                                         (Continued)


                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 8.80             $ 8.64            $ 6.39             $ 8.58            $ 8.52         $ 8.44
 Number of Units Outstanding          1,755             30,204                 -             64,663           203,757        813,721
 Net Assets (000's)                    $ 15              $ 261               $ -              $ 555           $ 1,737        $ 6,869
 Total Return                       (29.54%)           (29.93%)          (29.93%)           (30.07%)          (30.22%)      (30.42%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 12.49            $ 12.33            $ 9.12            $ 12.27           $ 12.21        $ 12.13
 Number of Units Outstanding          5,675             50,488                 -             57,979           228,470        857,730
 Net Assets (000's)                    $ 71              $ 622               $ -              $ 711           $ 2,791       $ 10,406
 Total Return                        (6.51%)            (7.01%)           (7.22%)            (7.26%)           (7.50%)       (7.76%)

          2000
--------------------------
--------------------------

 Ending Unit Value                  $ 13.36           $ 13.26              $9.83           $ 13.23          $ 13.20          $ 13.15
 Number of Units Outstanding          6,107            50,676                 -             41,599          219,147          865,701
 Net Assets (000's)                 $    82           $   672             $   -            $   550          $ 2,893          $11,380
 Total Return                         9.15%             8.60%             (1.70%)            8.35%            8.20%            7.88%

          1999

--------------------------
--------------------------

 Ending Unit Value                 $ 12.24           $ 12.21                              $ 12.21           $ 12.20          $ 12.19
 Number of Units Outstanding         4,469             2,820                                4,173            13,681          126,221
 Net Assets (000's)                $    55           $    34                              $    51           $   167          $ 1,539
 Total Return                       22.40%             22.10%                              22.10%            22.00%           21.90%


                                                                                                                         (Continued)


                           AMERICAN CENTURY EQUITY INCOME FUND
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00            0.55             0.65            0.75            0.95             1.25

         2002
-----------------------
-----------------------
 Ending Unit Value              $ 12.59         $ 12.42          $ 12.39         $ 12.35         $ 12.29          $ 12.20
 Number of Units Outstanding      4,757          13,045                -          18,110          67,208          170,066
 Net Assets (000's)                $ 60           $ 162              $ -           $ 224           $ 826          $ 2,074
 Total Return                    (4.98%)         (5.48%)          (5.56%)         (5.73%)         (5.90%)          (6.15%)

         2001
-----------------------
-----------------------
 Ending Unit Value              $ 13.25         $ 13.14          $ 13.12         $ 13.10         $ 13.06          $ 13.00
 Number of Units Outstanding        869          14,329                -           8,688          35,178          107,627
 Net Assets (000's)                $ 12           $ 188              $ -           $ 114           $ 459          $ 1,399
 Total Return                    11.25%          10.70%           10.62%          10.46%          10.21%            9.89%

         2000
-----------------------
-----------------------
 Ending Unit Value              $ 11.91         $ 11.87          $ 11.86         $ 11.86         $ 11.85            11.83
 Number of Units Outstanding          -               8                -           1,337          11,587           27,963
 Net Assets (000's)             $     -             $ 0          $     -         $    16         $   137           $  331
 Total Return                    19.10%          18.70%           18.60%          18.60%          18.50%           18.30%


                               AMERICAN CENTURY INCOME & GROWTH FUND
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.75

         2002
-----------------------
-----------------------
 Ending Unit Value               $ 6.88
 Number of Units Outstanding     22,142
 Net Assets (000's)               $ 152
 Total Return                   (19.91%)

         2001
-----------------------
-----------------------
 Ending Unit Value               $ 8.59
 Number of Units Outstanding      2,206
 Net Assets (000's)                $ 19
 Total Return                    (9.10%)

         2000

-----------------------
-----------------------
 Ending Unit Value            $ 9.45
 Number of Units Outstanding       -
 Net Assets (000's)           $    -
 Total Return                  (5.50%)
                                                                                                               (Continued)


                                 ARTISAN INTERNATIONAL FUND
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                 $ 5.83             $ 5.74            $ 5.73             $ 5.71            $ 5.69           $ 5.64
 Number of Units Outstanding          244              7,588                 -             33,286            58,883          294,453
 Net Assets (000's)                   $ 1               $ 44               $ -              $ 190             $ 335          $ 1,661
 Total Return                     (18.80%)           (19.38%)          (19.41%)           (19.58%)          (19.63%)        (19.89%)

          2001
--------------------------
--------------------------
 Ending Unit Value                 $ 7.18             $ 7.12            $ 7.11             $ 7.10            $ 7.08           $ 7.04
 Number of Units Outstanding           15              5,267                 -             14,150            48,509          200,036
 Net Assets (000's)                   $ -             $   37               $ -              $ 100             $ 344          $ 1,409
 Total Return                     (15.93%)           (16.33%)          (16.45%)           (16.47%)          (16.61%)        (16.98%)

          2000
--------------------------
--------------------------

 Ending Unit Value                $ 8.54             $ 8.51             $ 8.51             $ 8.50           $ 8.49           $  8.48
 Number of Units Outstanding          15              1,006                  -              2,436           25,053           144,380
 Net Assets (000's)               $    -             $    9             $    -             $   21           $  213           $ 1,224
 Total Return                    (14.60%)           (14.90%)           (14.90%)           (15.00%)          (15.10%)        (15.20%)


                              FEDERATED CAPITAL APPRECIATION PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 8.19             $ 8.16            $ 8.15             $ 8.15            $ 8.14             $ 8.12
 Number of Units Outstanding     14,740              3,191                 -              8,831            21,813             92,533
 Net Assets (000's)               $ 121               $ 26               $ -               $ 72             $ 178              $ 751
 Total Return                   (18.10%)           (18.40%)          (18.50%)           (18.50%)          (18.60%)          (18.80%)

                                                                                                                         (Continued)


                      FIDELITY VIP CONTRAFUND II PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95           1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 10.81            $ 10.56            $ 7.50            $ 10.48           $ 10.39        $ 10.26
 Number of Units Outstanding          1,165             37,904               134             70,602           250,602        894,447
 Net Assets (000's)                    $ 13              $ 400               $ 1              $ 740           $ 2,604        $ 9,179
 Total Return                        (9.31%)            (9.90%)           (9.96%)            (9.97%)          (10.20%)      (10.47%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 11.92            $ 11.72            $ 8.33            $ 11.64           $ 11.57        $ 11.46
 Number of Units Outstanding            647             35,737               134             60,167           224,771        854,392
 Net Assets (000's)                     $ 8              $ 419               $ 1              $ 701           $ 2,601        $ 9,795
 Total Return                       (12.29%)           (12.73%)          (12.96%)           (12.94%)          (13.14%)      (13.38%)

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 13.59           $ 13.43                $ 9.57           $ 13.37           $ 13.32         $ 13.23
 Number of Units Outstanding         592            18,744                   134            35,038           198,939         777,969
 Net Assets (000's)              $     8           $   252                $    1           $   468           $ 2,650         $10,293
 Total Return                     (6.60%)           (7.12%)              (4.30%)            (7.35%)           (7.50%)        (7.80%)

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 14.55           $ 14.46                 14.55           $ 14.43          $ 14.40          $ 14.35
 Number of Units Outstanding       1,705            24,133                                  19,035           84,530          490,771
 Net Assets (000's)              $    25           $   349                                 $   275          $ 1,217          $ 7,043
 Total Return                     24.25%            23.59%                                  23.33%           23.08%           22.75%

                                                                                                                        (Continued)


                        FIDELITY VIP GROWTH II PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 8.58            $ 11.73            $ 5.06            $ 10.23           $ 12.51       $  16.40
 Number of Units Outstanding         64,250            274,724             3,307            948,538         1,155,035      3,686,022
 Net Assets (000's)                   $ 551            $ 3,223              $ 17            $ 9,705          $ 14,454       $ 60,433
 Total Return                       (30.07%)           (30.51%)          (30.49%)           (30.64%)          (30.81%)      (30.95%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 12.27            $ 16.88            $ 7.28            $ 14.75           $ 18.08       $  23.75
 Number of Units Outstanding         65,066            312,757             3,321            945,946         1,223,847      3,927,000
 Net Assets (000's)                   $ 798            $ 5,279              $ 24           $ 13,952          $ 22,122       $ 93,279
 Total Return                       (17.65%)           (18.14%)          (18.20%)           (18.28%)          (18.45%)      (18.72%)

          2000
--------------------------
--------------------------

 Ending Unit Value                 $ 14.90             $ 20.62            $ 8.90           $ 18.05           $ 22.17       $   29.22
 Number of Units Outstanding        71,676             272,931             4,541           914,068         1,163,198       4,063,604
 Net Assets (000's)                $ 1,068             $ 5,628            $   40           $16,499          $ 25,788       $ 118,725
 Total Return                      (10.99%)            (11.46%)          (11.00%)          (11.65%)          (11.81%)       (12.07%)

          1999
--------------------------
--------------------------

 Ending Unit Value                 $ 16.74            $ 23.29                            $ 20.43             $ 25.14       $   33.23
 Number of Units Outstanding        82,726            279,463                            755,950             727,652       3,970,113
 Net Assets (000's)                $ 1,385            $ 6,509                           $ 15,444            $ 18,293       $ 131,927
 Total Return                       37.44%             36.68%                             36.38%              36.19%          35.74%

                                                                                                                         (Continued)


                           FRANKLIN SMALL CAP GROWTH FUND I
                          -------------------------------
                          --------------

Expenses as a % of net assets     0.75

         2002
------------------------
------------------------
 Ending Unit Value               $ 4.69
 Number of Units Outstanding     14,465
 Net Assets (000's)                $ 68
 Total Return                   (30.00%)

         2001
------------------------
------------------------
 Ending Unit Value               $ 6.70
 Number of Units Outstanding      7,384
 Net Assets (000's)                $ 50
 Total Return                   (21.18%)

         2000
------------------------
------------------------
 Ending Unit Value               $ 8.50
 Number of Units Outstanding        107
 Net Assets (000's)              $    1
 Total Return                   (15.00%)


                               INVESCO DYNAMICS FUND
                          ----------------------------------------------------------------------------------------------------------
                          ----------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00             0.55            0.65             0.75            0.95             1.25

         2002

------------------------
------------------------
 Ending Unit Value               $ 3.82           $ 3.77          $ 3.76           $ 3.75          $ 3.73           $ 3.70
 Number of Units Outstanding      7,398           21,751               -           53,272         118,493          597,242
 Net Assets (000's)                $ 28             $ 82             $ -            $ 200           $ 442          $ 2,211
 Total Return                   (33.10%)         (33.39%)        (33.57%)         (33.51%)        (33.75%)         (33.93%)

         2001

------------------------
------------------------
 Ending Unit Value               $ 5.71           $ 5.66          $ 5.66           $ 5.64          $ 5.63           $ 5.60
 Number of Units Outstanding      3,160           17,556               -           34,718         159,264          532,951
 Net Assets (000's)                $ 18             $ 99             $ -            $ 196           $ 896          $ 2,985
 Total Return                   (32.90%)         (33.33%)        (33.25%)         (33.49%)        (33.53%)         (33.81%)

         2000

------------------------
------------------------8.46

 Ending Unit Value              $ 8.51           $ 8.49          $ 8.48           $ 8.48          $ 8.47          $  8.46
 Number of Units Outstanding        14           17,153               -           13,292          90,122          341,995
 Net Assets (000's)            $ -               $  146          $    -           $  113          $  763          $ 2,892
 Total Return                  (14.90%)         (15.10%)        (15.20%)         (15.20%)        (15.30%)         (15.40%)


                                                                                                                (Continued)


                                    JANUS ASPEN SERIES WORLDWIDE
                                         GROWTH PORTFOLIO                     JANUS FUND
                                  ----------------------------------------------------------
                                  --------------------------------------   -----------------

Expenses as a % of net assets              0.75                 0.95                0.75

           2002

----------------------------
----------------------------
 Ending Unit Value                           $ 8.25              $ 9.72              $ 4.52
 Number of Units Outstanding                185,722             219,839              60,777
 Net Assets (000's)                         $ 1,531             $ 2,138               $ 275
 Total Return                               (26.01%)            (26.25%)            (28.03%)

           2001

----------------------------
----------------------------
 Ending Unit Value                          $ 11.15             $ 13.18              $ 6.28
 Number of Units Outstanding                193,107             208,436              15,053
 Net Assets (000's)                         $ 2,154             $ 2,747                $ 95
 Total Return                               (23.05%)            (23.19%)            (26.72%)

           2000

----------------------------
----------------------------
 Ending Unit Value                          $ 14.49             $ 17.16              $ 8.57
 Number of Units Outstanding                209,494             171,580                  39
 Net Assets (000's)                         $ 3,036             $ 2,944              $   -
 Total Return                               (16.29%)            (16.46%)            (14.30%)

           1999

----------------------------
----------------------------
 Ending Unit Value                          $ 17.31            $ 20.54
 Number of Units Outstanding                123,401            105,743
 Net Assets (000's)                         $ 2,136            $ 2,172
 Total Return                                62.54%             63.15%

                                                                                 (Continued)

                                JANUS TWENTY PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00             0.55             0.65             0.75              0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value                 $ 3.80           $ 3.74           $ 3.73           $ 3.72            $ 3.70           $ 3.67
 Number of Units Outstanding       46,538           31,903                -           50,147           274,501          947,397
 Net Assets (000's)                 $ 177            $ 119              $ -            $ 187           $ 1,016          $ 3,480
 Total Return                     (24.00%)         (24.44%)         (24.49%)         (24.54%)          (24.80%)         (25.10%)

         2001
------------------------
------------------------
 Ending Unit Value                 $ 5.00           $ 4.95           $ 4.94           $ 4.93            $ 4.92           $ 4.90
 Number of Units Outstanding        5,572           50,805                -           49,241           194,263          846,459
 Net Assets (000's)                  $ 28            $ 251              $ -            $ 243             $ 956          $ 4,145
 Total Return                     (29.08%)         (29.59%)         (29.73%)         (29.77%)          (29.91%)         (30.00%)

         2000
------------------------
------------------------

 Ending Unit Value                $ 7.05           $ 7.03           $ 7.03            $.7.02           $.7.02           $.7.00
 Number of Units Outstanding          74           40,608                -            36,576          113,874          621,528
 Net Assets (000's)               $    1           $  285           $    -            $  257            $ 799           $4,354
 Total Return                     (29.50%)        (29.70%)         (29.70%)         (29.80%)          (29.80%)         (30.00%)


                              JANUS WORLDWIDE PORTFOLIO
                           ---------------------------------------------------------------------------------------------------------
                           ---------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00             0.55             0.65             0.75              0.95             1.25

         2002
------------------------
------------------------
 Ending Unit Value                 $ 4.57           $ 4.51           $ 4.50           $ 4.49            $ 4.46           $ 4.43
 Number of Units Outstanding        7,008           39,683                -           40,551           192,992          622,139
 Net Assets (000's)                  $ 32            $ 179              $ -            $ 182             $ 861          $ 2,755
 Total Return                     (26.05%)         (26.43%)         (26.47%)         (26.51%)          (26.77%)         (26.90%)

         2001

------------------------
------------------------
 Ending Unit Value                 $ 6.18           $ 6.13           $ 6.12           $ 6.11            $ 6.09           $ 6.06
 Number of Units Outstanding        3,068           45,126                -           36,445           155,095          584,126
 Net Assets (000's)                  $ 19            $ 277              $ -            $ 223             $ 944          $ 3,541
 Total Return                     (22.94%)         (23.28%)         (23.40%)         (23.43%)          (23.59%)         (23.87%)

         2000

------------------------
------------------------7.96

 Ending Unit Value                 $ 8.02           $ 7.99           $ 7.99            $.7.98           $.7.97           $.7.96
 Number of Units Outstanding           69           33,577                -            15,876           96,440          408,304
 Net Assets (000's)                $    1           $  268           $    -             $ 127           $  769          $ 3,251
 Total Return                     (19.80%)         (20.10%)         (20.10%)         (20.20%)          (20.30%)         (20.40%)

                                                                                                                     (Continued)


                                LM INSTITUTIONAL INVESTORS ADVISORS VALUE FUND
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002

--------------------------
--------------------------
 Ending Unit Value                   $ 8.50             $ 8.45            $ 8.45             $ 8.44            $ 8.43        $ 8.42
 Number of Units Outstanding              9              7,293                 -              1,801            24,425        95,682
 Net Assets (000's)                     $ -               $ 62               $ -               $ 15             $ 206         $ 805
 Total Return                       (15.00%)           (15.50%)          (15.50%)           (15.60%)          (15.70%)      (15.80%)


                              MAXIM AGGRESSIVE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 10.13            $ 10.16            $ 7.51            $ 10.05            $ 9.95         $ 9.79
 Number of Units Outstanding      2,695,952             47,183               176            165,055           166,720        354,765
 Net Assets (000's)                $ 27,323              $ 480               $ 1            $ 1,659           $ 1,659        $ 3,472
 Total Return                       (17.64%)           (18.13%)          (18.19%)           (18.23%)          (18.38%)      (18.62%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 12.30            $ 12.41            $ 9.18            $ 12.29           $ 12.19        $ 12.03
 Number of Units Outstanding      2,053,814             29,171               176            140,600           165,531        359,651
 Net Assets (000's)                $ 25,267              $ 362               $ 2            $ 1,728           $ 2,018        $ 4,327
 Total Return                        (5.75%)            (6.20%)           (6.33%)            (6.47%)           (6.66%)       (6.89%)

          2000
--------------------------
--------------------------

 Ending Unit Value                 $ 13.05             $ 13.23            $ 9.80           $ 13.14           $ 13.06         $ 12.92
 Number of Units Outstanding     1,524,726              24,790               346            97,470           126,106         303,041
 Net Assets (000's)               $ 19,899             $   328            $    3           $ 1,281           $ 1,647         $ 3,915
 Total Return                       (6.85%)             (7.35%)           (2.00%)            (7.53%)          (7.70%)        (7.98%)

          1999
--------------------------
--------------------------

 Ending Unit Value                $ 14.01              $ 14.28                            $ 14.21           $ 14.15          $ 14.04
 Number of Units Outst            980,948               25,571                             63,448            68,649          223,144
 Net Assets (000's)              $ 13,743              $   365                            $   902             $ 971          $ 3,133
 Total Return                      21.83%               21.12%                             20.94%            20.73%           20.21%

                                                                                                                         (Continued)


                              MAXIM ARIEL MIDCAP VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets        0.00              0.55               0.65              0.75              0.95           1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 15.14            $ 18.34           $ 12.49            $ 17.78           $ 19.42        $ 25.21
 Number of Units Outstanding         39,766            100,994               545            361,232           544,665      1,499,517
 Net Assets (000's)                   $ 602            $ 1,853               $ 7            $ 6,424          $ 10,580       $ 37,809
 Total Return                       (10.73%)           (11.27%)          (11.36%)           (11.45%)          (11.65%)      (11.88%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 16.96            $ 20.67           $ 14.09            $ 20.08           $ 21.98        $ 28.61
 Number of Units Outstanding         41,705             82,325               545            353,595           589,121      1,563,715
 Net Assets (000's)                   $ 707            $ 1,702               $ 8            $ 7,100           $12,947       $ 44,744
 Total Return                        18.19%             17.51%            17.42%             17.29%            17.04%         16.68%

          2000
--------------------------
--------------------------

 Ending Unit Value                  $ 14.35           $ 17.59            $ 12.00            $ 17.12          $18.78          $ 24.52
 Number of Units Outstanding         43,484            53,331                903            319,881         574,831        1,544,026
 Net Assets (000's)                 $   624           $   938            $    11            $ 5,476        $ 10,795          $37,855
 Total Return                        18.69%             18.05%            20.00%             17.83%          17.60%           17.21%

          1999
--------------------------
--------------------------

 Ending Unit Value                  $ 12.09          $ 14.90                               $ 14.53          $ 15.97          $ 20.92
 Number of Units Outstanding         58,732           58,898                               328,339          529,522        2,033,466
 Net Assets (000's)                 $   710          $   878                               $ 4,771          $ 8,456          $42,540
 Total Return                         0.25%          (0.27%)                                (0.48%)          (0.68%)         (0.95%)

                                                                                                                         (Continued)


                             MAXIM ARIEL SMALL-CAP VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 14.06            $ 17.32           $ 13.43            $ 15.93         $ 20.71          $ 22.41
 Number of Units Outstanding      1,040,392             27,796             1,413             63,011          95,309          306,805
 Net Assets (000's)                $ 14,632              $ 482              $ 19            $ 1,004         $ 1,973          $ 6,874
 Total Return                        (6.33%)            (6.83%)           (6.87%)            (7.01%)         (7.13%)         (7.43%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 15.01            $ 18.59           $ 14.42            $ 17.13         $ 22.30          $ 24.21
 Number of Units Outstanding        682,781             25,012             1,413             40,779          74,353          239,752
 Net Assets (000's)                $ 10,245              $ 465              $ 20              $ 698         $ 1,658          $ 5,803
 Total Return                        15.73%             15.04%            14.90%             14.81%          14.54%           14.25%

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 12.97              $ 16.16            $ 12.55            $ 14.92         $ 19.47          $ 21.19
 Number of Units Outstanding     431,553               12,923              1,441             30,317          51,535          169,805
 Net Assets (000's)              $ 5,597              $   209            $    18             2$9452         $ 1,003          $ 3,601
 Total Return                     26.66%             25.95%               25.50%             25.70%          25.45%           25.09%

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 10.24             $ 12.83                               $ 11.87         $ 15.52           $.16.94
 Number of Units Outstanding     257,905               7,617                                26,816          37,220           141,840
 Net Assets (000's)              $ 2,641             $    98                               $   318         $   578           $ 2,403
 Total Return                     (5.80%)             (6.28%)                               (6.46%)         (6.67%)          (6.97%)

                                                                                                                         (Continued)


                             MAXIM BOND INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 13.16            $ 12.92           $ 12.83            $ 12.84           $ 12.75       $ 12.63
 Number of Units Outstanding          4,277              8,651                 -             32,896           156,718       547,548
 Net Assets (000's)                    $ 56              $ 112               $ -              $ 422           $ 1,999       $ 6,915
 Total Return                         9.67%              9.12%             9.01%              8.91%             8.60%         8.32%

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 12.00            $ 11.84           $ 11.77            $ 11.79           $ 11.74       $ 11.66
 Number of Units Outstanding          1,774              1,633                 -             10,427            57,734       176,019
 Net Assets (000's)                    $ 21               $ 19               $ -              $ 123             $ 678       $ 2,052
 Total Return                         7.53%              6.86%             6.81%              6.70%             6.53%         6.19%

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 11.16           $ 11.08               $ 11.02           $ 11.05          $ 11.02         $ 10.98
 Number of Units Outstanding          -                 39                     -             1,129           10,544          65,240
 Net Assets (000's)              $    -            $     -               $     -           $    12          $   116         $   716
 Total Return                      11.27%           10.69%                10.20%            10.50%           10.20%           9.91%

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 10.03           $ 10.01                                $ 10.00          $ 10.00           $  9.99
 Number of Units Outstanding           -                 -                                    250               79            12,077
 Net Assets (000's)              $     -           $     -                                $     3          $     1             $ 121
 Total Return                      0.30%              0.10%                                 0.00%            0.00%           (0.10%)

                                                                                                                         (Continued)

                              MAXIM CONSERVATIVE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95              1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 12.25            $ 12.35           $ 10.57            $ 12.23           $ 12.17       $ 11.90
 Number of Units Outstanding      1,317,240              5,105                 -            214,143            60,105       354,326
 Net Assets (000's)                $ 16,139               $ 63               $ -            $ 2,618             $ 731       $ 4,217
 Total Return                        (0.73%)            (1.28%)           (1.31%)            (1.37%)           (1.62%)       (1.90%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 12.34            $ 12.51           $ 10.71            $ 12.40           $ 12.37       $ 12.13
 Number of Units Outstanding      1,020,296              5,762                 -            168,345            47,547       409,009
 Net Assets (000's)                $ 12,587               $ 72               $ -            $ 2,088             $ 588       $ 4,962
 Total Return                         2.92%              2.29%             2.19%              2.06%             1.89%         1.59%

          2000
--------------------------
--------------------------

 Ending Unit Value                 $ 11.99           $ 12.23             $ 10.48           $ 12.15           $ 12.14        $ 11.94
 Number of Units Outstanding       820,263             3,984                   -           177,718            34,796        408,528
 Net Assets (000's)                $ 9,835           $    49                   -           $ 2,159           $   422        $ 4,881
 Total Return                        5.83%             5.34%               4.80%             5.10%             4.84%          4.55%

          1999
--------------------------
--------------------------

 Ending Unit Value                 $ 11.33           $ 11.61                               $ 11.56           $ 11.58        $ 11.42
 Number of Units Outstanding       704,508             1,881                               342,028            12,170        431,715
 Net Assets (000's)                $ 7,982           $    22                               $ 3,954           $   141        $ 4,930
 Total Return                        4.91%              4.22%                                4.05%             3.86%          3.44%

                                                                                                                         (Continued)


                             MAXIM GROWTH INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                   $ 7.72             $ 9.08            $ 5.20          $ 8.99            $ 8.89           $ 8.75
 Number of Units Outstanding          9,218             38,859                33         184,480           254,502        1,193,562
 Net Assets (000's)                    $ 71              $ 353               $ -         $ 1,658           $ 2,263         $ 10,444
 Total Return                       (24.02%)           (24.52%)          (24.64%)        (24.58%)          (24.79%)         (25.02%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 10.16            $ 12.03            $ 6.90         $ 11.92           $ 11.82          $ 11.67
 Number of Units Outstanding          8,135             43,261                33         195,512           264,562        1,238,936
 Net Assets (000's)                    $ 83              $ 520               $ -         $ 2,331           $ 3,128         $ 14,460
 Total Return                       (13.16%)           (13.58%)          (13.53%)        (13.81%)          (13.97%)         (14.19%)

          2000
--------------------------
--------------------------

 Ending Unit Value                  $ 11.70            $ 13.92            $ 7.98         $ 13.83           $ 13.74          $ 13.60
 Number of Units Outstanding          8,360             35,985                33         163,753           229,556        1,224,149
 Net Assets (000's)                 $    98            $   501                 -         $52,265           $ 3,154         $ 16,651
 Total Return                       (22.31%)           (22.80%)          (20.20%)        (22.91%)          (23.07%)         (23.34%)

          1999
--------------------------
--------------------------

 Ending Unit Value                 $ 15.06            $ 18.03                            $ 17.94          $ 17.86           $ 17.74
 Number of Units Outstanding         7,108             43,961                            102,467          126,500         1,021,202
 Net Assets (000's)                $   107            $   793                            $ 1,838          $ 2,259           $18,116
 Total Return                        26.87%             26.17%                             25.89%          25.69%            25.28%

                                                                                                                         (Continued)


                             MAXIM INDEX 600 PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 10.49            $ 12.74            $ 9.45            $ 11.68           $ 14.82            $ 16.44
 Number of Units Outstanding     10,490             34,243               841            195,732           185,217            457,599
 Net Assets (000's)               $ 110              $ 436               $ 8            $ 2,285           $ 2,745            $ 7,525
 Total Return                   (15.20%)           (15.68%)          (15.78%)           (15.85%)          (16.03%)          (16.29%)

          2001

--------------------------
--------------------------
 Ending Unit Value              $ 12.37            $ 15.11           $ 11.22            $ 13.88           $ 17.65            $ 19.64
 Number of Units Outstanding     11,525             35,797               841            179,104           197,788            481,282
 Net Assets (000's)               $ 143              $ 541               $ 9            $ 2,485           $ 3,492            $ 9,453
 Total Return                     5.73%              5.22%             5.15%              4.99%             4.75%              4.47%

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 11.70           $ 14.36           $ 10.67           $ 13.22           $ 16.85             $ 18.80
 Number of Units Outstanding      13,796            23,270             1,054           165,316           203,258             489,660
 Net Assets (000's)              $   161           $   334           $    11           $ 2,185           $ 3,425             $89,205
 Total Return                     10.27%             9.62%             6.70%             9.44%             9.20%               8.86%

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 10.61          $ 13.10                              $ 12.08           $ 15.43             $ 17.27
 Number of Units Outstanding      14,501           22,324                              175,765           173,995             524,936
 Net Assets (000's)              $   154          $   292                              $ 2,123           $ 2,685             $ 9,066
 Total Return                     11.92%           11.21%                               11.03%            10.85%              10.49%

                                                                                                                         (Continued)


                             MAXIM INVESCO ADR PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 7.79             $ 9.58            $ 6.94             $ 8.52           $ 11.70            $ 12.37
 Number of Units Outstanding     13,152             52,686             1,331            323,340            84,497            276,630
 Net Assets (000's)               $ 102              $ 505               $ 9            $ 2,755             $ 988            $ 3,422
 Total Return                   (13.15%)           (13.69%)          (13.68%)           (13.77%)          (13.97%)          (14.22%)

          2001
--------------------------
--------------------------
 Ending Unit Value               $ 8.97            $ 11.10            $ 8.04             $ 9.88           $ 13.60            $ 14.42
 Number of Units Outstanding     11,069             30,391             1,340            304,754           113,759            314,602
 Net Assets (000's)                $ 99              $ 337              $ 11            $ 3,012           $ 1,547            $ 4,537
 Total Return                   (16.48%)           (16.98%)          (17.03%)           (17.18%)          (17.27%)          (17.55%)

          2000
--------------------------
--------------------------

 Ending Unit Value             $ 10.74             $ 13.37            $ 9.69            $ 11.93           $ 16.44            $ 17.49
 Number of Units Outstanding    12,896              25,347             1,844            275,937           104,088            345,072
 Net Assets (000's)            $   139             $   339            $   18            $33,292           $ 1,711            $ 6,037
 Total Return                 (10.20%)            (10.63%)           (3.10%)           (10.84%)          (11.04%)           (11.31%)

          1999
--------------------------
--------------------------

 Ending Unit Value             $ 11.96            $ 14.96                               $ 13.38          $ 18.48             $ 19.72
 Number of Units Outstanding    10,506             29,710                               280,189           70,784             343,437
 Net Assets (000's)            $   126            $   444                               $ 3,749          $ 1,308             $ 6,773
 Total Return                   22.67%             22.02%                               21.75%            21.50%              21.13%

                                                                                                                         (Continued)


                              MAXIM MFS SMALL-CAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 9.31            $ 11.39            $ 4.99            $ 10.62           $ 15.04            $ 17.88
 Number of Units Outstanding     36,329            127,029             3,820            428,582           464,900          1,234,858
 Net Assets (000's)               $ 338            $ 1,447              $ 19            $ 4,551           $ 6,992           $ 22,086
 Total Return                   (30.99%)           (31.34%)          (31.36%)           (31.48%)          (31.61%)          (31.83%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 13.49            $ 16.59            $ 7.27            $ 15.50           $ 21.99            $ 26.23
 Number of Units Outstanding     35,923            150,777             3,856            430,489           536,016          1,313,120
 Net Assets (000's)               $ 485            $ 2,502              $ 28            $ 6,671          $ 11,787           $ 34,441
 Total Return                   (22.87%)           (23.30%)          (23.39%)           (23.42%)          (23.62%)          (23.84%)

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 17.49           $ 21.63           $ 9.49            $ 20.24           $ 28.79             $ 34.44
 Number of Units Outstanding      38,510           128,855            4,206            456,661           495,179           1,403,142
 Net Assets (000's)              $   674           $ 2,787           $   40            $ 9,243           $14,256            $ 48,320
 Total Return                   (12.37%)          (12.89%)          (5.10%)           (13.06%)          (13.20%)            (13.53%)

          1999
--------------------------
--------------------------

 Ending Unit Value              $ 19.96           $ 24.83                              $ 23.28           $ 33.17             $ 39.83
 Number of Units Outstanding     41,362           117,176                              396,589           335,181           1,279,850
 Net Assets (000's)             $   826           $ 2,909                              $ 9,233           $11,118            $350,976
 Total Return                    80.80%            79.80%                               79.49%            79.10%             78.53%

                                                                                                                         (Continued)


                              MAXIM LOOMIS SAYLES BOND PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 12.85            $ 14.10           $ 11.67            $ 13.13           $ 15.50            $ 18.32
 Number of Units Outstanding    163,556             26,821               212            206,726           159,601            758,868
 Net Assets (000's)             $ 2,102              $ 378               $ 2            $ 2,715           $ 2,474           $ 13,903
 Total Return                    11.06%             10.50%            10.41%             10.24%            10.01%              9.70%

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 11.57            $ 12.76           $ 10.57            $ 11.91           $ 14.09            $ 16.70
 Number of Units Outstanding    104,057             20,820               228            181,118           176,528            771,166
 Net Assets (000's)             $ 1,204              $ 266               $ 2            $ 2,157           $ 2,487           $ 12,879
 Total Return                     2.57%              2.00%             1.93%              1.79%             1.59%              1.27%

          2000
--------------------------
--------------------------

 Ending Unit Value             $ 11.28            $ 12.51            $ 10.37            $ 11.70           $ 13.87            $ 16.49
 Number of Units Outstanding    76,001             12,458                228            188,988           185,615            829,134
 Net Assets (000's)            $   857            $   156            $     2             $12,211           $ 2,574           $13,670
 Total Return                    4.54%              3.99%              3.70%              3.82%             3.66%              3.32%

          1999

--------------------------
--------------------------96

 Ending Unit Value              $ 10.79           $ 12.03                               $ 11.27           $ 13.38            $ 15.96
 Number of Units Outstanding     69,826            11,525                               189,311           132,735          1,005,369
 Net Assets (000's)             $   753           $   139                               $12,134           $ 1,776           $ 16,046
 Total Return                     4.86%             4.34%                                 4.06%             3.88%              3.57%

                                                                                                                         (Continued)


                             MAXIM LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 11.53            $ 11.48           $ 10.93            $ 11.36           $ 11.24            $ 11.06
 Number of Units Outstanding      4,194             12,585               128             66,711            80,248            258,142
 Net Assets (000's)                $ 48              $ 144               $ 1              $ 758             $ 902            $ 2,856
 Total Return                   (14.53%)           (14.96%)          (15.07%)           (15.16%)          (15.30%)          (15.57%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 13.49            $ 13.50           $ 12.87            $ 13.39           $ 13.27            $ 13.10
 Number of Units Outstanding      2,361             16,358               128             42,827            71,311            246,337
 Net Assets (000's)                $ 32              $ 221               $ 2              $ 573             $ 946            $ 3,227
 Total Return                    14.32%             13.64%            13.59%             13.47%            13.23%             12.93%

          2000
--------------------------
--------------------------

 Ending Unit Value              $ 11.80            $ 11.88           $ 11.33            $ 11.80           $ 11.72            $ 11.60
 Number of Units Outstanding      1,778             16,731               128             32,628            57,079            210,920
 Net Assets (000's)             $    21            $   199           $    11              $ 385             $ 669            $82,447
 Total Return                    23.82%             23.11%            13.30%             22.79%            22.59%             22.23%

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 9.53             $ 9.65                               $ 9.61           $ 9.56              $ 9.49
 Number of Units Outstanding      2,176              8,763                               19,065           32,493             163,845
 Net Assets (000's)              $   21             $   85                               $  183           $  311             $ 1,555
 Total Return                   (0.52%)            (0.92%)                              (1.13%)           (1.34%)            (1.76%)

                                                                                                                         (Continued)


                              MAXIM MODERATE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value              $ 11.37            $ 11.34            $ 8.83            $ 11.22           $ 11.09            $ 10.92
 Number of Units Outstanding  4,015,222             23,568                 -            488,310           385,603            554,920
 Net Assets (000's)            $ 45,654              $ 267               $ -            $ 5,480           $ 4,275            $ 6,062
 Total Return                    (8.53%)            (9.06%)           (9.06%)            (9.22%)           (9.40%)           (9.68%)

          2001
--------------------------
--------------------------
 Ending Unit Value              $ 12.43            $ 12.47            $ 9.71            $ 12.36           $ 12.24            $ 12.09
 Number of Units Outstanding  2,784,761             11,706                 -            442,197           302,169            550,894
 Net Assets (000's)            $ 34,612              $ 146               $ -            $ 5,466           $ 3,697            $ 6,660
 Total Return                    (2.74%)            (3.26%)           (3.38%)            (3.44%)           (3.62%)           (3.97%)

          2000
--------------------------
--------------------------

 Ending Unit Value              $ 12.78            $ 12.89           $ 10.05            $ 12.80           $ 12.70            $ 12.59
 Number of Units Outstanding  1,899,302              8,602                 -            378,016           205,575            467,846
 Net Assets (000's)             $24,270            $   111           $     -            $ 4,839           $ 2,611            $ 5,890
 Total Return                   (1.39%)            (1.90%)             0.50%             (2.14%)           (2.31%)           (2.63%)

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 12.96           $ 13.14                              $ 13.08           $ 13.00            $ 12.93
 Number of Units Outstanding   1,219,881             6,109                              347,109            91,119            479,828
 Net Assets (000's)             $ 15,810           $    80                              $ 4,540           $ 1,185            $ 6,204
 Total Return                     16.44%             15.77%                              15.55%            15.25%             14.93%

                                                                                                                         (Continued)


                             MAXIM MODERATELY AGGRESSIVE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002

--------------------------
--------------------------
 Ending Unit Value               $ 11.02            $ 11.10            $ 8.17            $ 10.98           $ 10.86           $ 10.69
 Number of Units Outstanding   5,784,543             36,264                61            406,095           394,948           750,901
 Net Assets (000's)             $ 63,753              $ 402               $ -            $ 4,459           $ 4,289           $ 8,032
 Total Return                    (12.05%)           (12.53%)          (12.53%)           (12.72%)          (12.84%)         (13.16%)

          2001

--------------------------
--------------------------
 Ending Unit Value               $ 12.53            $ 12.69            $ 9.34            $ 12.58           $ 12.46           $ 12.31
 Number of Units Outstanding   4,199,046             11,199                61            320,829           339,921           642,056
 Net Assets (000's)             $ 52,607              $ 142               $ 1            $ 4,035           $ 4,237           $ 7,903
 Total Return                     (4.57%)            (5.09%)           (5.27%)            (5.34%)           (5.53%)          (5.81%)

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 13.13           $ 13.37            $ 19.86           $ 13.29           $ 13.19            $ 13.07
 Number of Units Outstanding   2,956,697             9,336              1,668           233,518           252,331            559,269
 Net Assets (000's)             $ 38,833           $   125            $    16           $13,103           $ 3,328            $ 7,310
 Total Return                    (4.37%)           (4.91%)            (1.40%)           (5.07%)           (5.31%)            (5.50%)

          1999
--------------------------
--------------------------

 Ending Unit Value               $ 13.73           $ 14.06                              $ 14.00           $ 13.93            $ 13.83
 Number of Units Outstanding   1,804,052             9,782                              207,586            163,856           478,877
 Net Assets (000's)              $24,770           $   138                              $12,906           $ 2,283            $ 6,623
 Total Return                        22.04%             21.42%                           21.21%            20.92%             20.47%

                                                                                                                         (Continued)


                              MAXIM MODERATELY CONSERVATIVE PROFILE I PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                  $ 11.14            $ 11.08            $ 9.45            $ 10.98           $ 10.81        $ 10.69
 Number of Units Outstanding      1,399,483             17,425                 -            309,067           114,087        281,887
 Net Assets (000's)                $ 15,597              $ 193               $ -            $ 3,394           $ 1,233        $ 3,014
 Total Return                        (5.35%)            (5.86%)           (5.88%)            (5.99%)           (6.24%)       (6.47%)

          2001
--------------------------
--------------------------
 Ending Unit Value                  $ 11.77            $ 11.77           $ 10.04            $ 11.68           $ 11.53        $ 11.43
 Number of Units Outstanding        907,841              6,188                 -            336,687            69,873        285,065
 Net Assets (000's)                $ 10,685               $ 73               $ -            $ 3,934             $ 805        $ 3,259
 Total Return                        (0.25%)            (0.93%)           (0.99%)            (1.02%)           (1.20%)       (1.55%)

          2000
--------------------------
--------------------------

 Ending Unit Value                 $ 11.80            $ 11.88            $ 10.14            $ 11.80           $ 11.67        $ 11.61
 Number of Units Outstanding       669,293              5,105                  -            345,938            49,100        294,535
 Net Assets (000's)                $ 7,900            $    61            $     -            $ 4,082           $   573        $ 3,420
 Total Return                      (0.59%)            (1.08%)              1.40%            (1.34%)           (1.52%)        (1.78%)

          1999
--------------------------
--------------------------
 Ending Unit Value                $ 11.87           $ 12.01                                 $ 11.96           $ 11.85        $ 11.82
 Number of Units Outstanding      443,954             2,199                                 383,124            14,657        309,247
 Net Assets (000's)               $ 5,270           $    26                                 $ 4,582           $   174        $ 3,655
 Total Return                       8.40%             7.71%                                   7.55%             7.34%          6.97%

                                                                                                                         (Continued)


                             MAXIM MONEY MARKET PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets       0.00              0.55               0.65              0.75              0.95            1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 12.02            $ 12.53           $ 10.75            $ 12.15           $ 12.77         $ 21.15
 Number of Units Outstanding       28,216            536,548               417          1,219,314           549,783       2,925,023
 Net Assets (000's)                 $ 339            $ 6,721               $ 4           $ 15,208           $ 7,020        $ 61,863
 Total Return                       1.35%              0.89%             0.94%              0.66%             0.39%           0.14%

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 11.86            $ 12.42           $ 10.65            $ 12.07           $ 12.72         $ 21.12
 Number of Units Outstanding       25,020            634,618                85          1,450,131           560,138       3,123,077
 Net Assets (000's)               $   297            $ 7,884           $     1            $18,248           $ 7,122        $ 65,223
 Total Return                       3.76%              3.16%             2.90%              2.99%             2.83%           2.47%

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 11.43             $ 12.04           $ 10.35            $ 11.72          $ 12.37           $ 20.61
 Number of Units Outstanding      28,693             620,763                85          1,532,579          554,768         2,985,215
 Net Assets (000's)              $   328             $ 7,474           $     1            $18,683          $ 6,862           $61,527
 Total Return                      6.03%               5.52%             3.50%              5.30%            5.10%             4.73%

          1999
--------------------------
--------------------------
 Ending Unit Value               $ 10.78            $ 11.41                               $ 11.13          $ 11.77           $ 19.68
 Number of Units Outstanding      64,182            708,988                             1,997,827          430,081         3,701,305
 Net Assets (000's)              $   692            $ 8,090                               $22,236          $ 5,062          $ 72,842
 Total Return                      4.86%              4.20%                                4.02%             3.79%             3.52%

                                                                                                                         (Continued)


                             MAXIM STOCK INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                 $ 8.43            $ 12.33            $ 6.26            $ 10.16           $ 14.96          $ 52.09
 Number of Units Outstanding      480,385            785,241             4,001          3,503,273         3,308,532        4,641,310
 Net Assets (000's)               $ 4,051            $ 9,680              $ 25           $ 35,605          $ 49,509        $ 241,771
 Total Return                     (21.94%)           (22.36%)          (22.43%)           (22.56%)          (22.65%)        (22.78%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 10.80            $ 15.88            $ 8.07            $ 13.12           $ 19.34          $ 67.46
 Number of Units Outstanding      525,365            848,996             4,393          3,767,774         3,559,785        5,331,785
 Net Assets (000's)               $ 5,676           $ 13,482              $ 35           $ 49,429          $ 68,863        $ 359,709
 Total Return                     (11.69%)           (12.17%)          (12.19%)           (12.30%)          (12.53%)        (12.76%)

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 12.23             $ 18.08            $39.19            $ 14.96           $ 22.11          $ 77.33
 Number of Units Outstanding     554,804             656,870             8,977          3,979,927         3,707,280        5,905,991
 Net Assets (000's)              $ 6,785             $11,876            $   82            $59,540           $81,968         $457,137
 Total Return                    (7.91%)            (8.41%)            (8.10%)            (8.61%)           (8.79%)          (9.09%)

          1999
--------------------------
--------------------------
 Ending Unit Value               $ 13.28            $ 19.74                               $ 16.37           $ 24.24           $85.06
 Number of Units Outstanding     560,273            610,677                             3,812,824         1,877,727        6,762,257
 Net Assets (000's)              $ 7,440           $ 12,055                               $62,416           $45,516         $575,198
 Total Return                     19.75%             19.06%                                18.80%            18.59%           18.25%

                                                                                                                         (Continued)


                             MAXIM T. ROWE PRICE EQUITY/INCOME PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 10.49            $ 14.01            $ 9.53            $ 12.06           $ 16.87          $ 20.55
 Number of Units Outstanding      71,756            144,671             1,534            616,083           521,917        2,520,189
 Net Assets (000's)                $ 753            $ 2,026              $ 15            $ 7,428           $ 8,805         $ 51,828
 Total Return                    (13.02%)           (13.52%)          (13.60%)           (13.67%)          (13.88%)         (14.16%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 12.06            $ 16.20           $ 11.03            $ 13.97           $ 19.59         $ 23.94
 Number of Units Outstanding       74,636            129,359             1,550            573,008           586,577       2,640,136
 Net Assets (000's)                 $ 900            $ 2,095              $ 17            $ 8,006          $ 11,491        $ 63,192
 Total Return                       1.60%              1.12%             1.01%              0.87%             0.67%           0.38%

          2000
--------------------------
--------------------------
 Ending Unit Value               $ 11.87           $ 16.02             $ 10.92            $ 13.85           $ 19.46          $ 23.85
 Number of Units Outstanding      75,115           103,225               1,644            519,590           549,729        2,610,610
 Net Assets (000's)              $   892           $ 1,654             $    18            $ 7,196           $10,698          $62,292
 Total Return                     12.94%             12.26%              9.20%             12.06%            11.84%           11.50%

          1999
--------------------------
--------------------------
 Ending Unit Value               $ 10.51           $ 14.27                                $ 12.36          $ 17.40           $ 21.39
 Number of Units Outstanding     104,951           132,978                                625,382          427,609         3,375,384
 Net Assets (000's)              $ 1,103           $ 1,898                                $ 7,730          $ 7,440           $72,199
 Total Return                      3.34%             2.81%                                  2.66%            2.41%             2.15%

                                                                                                                         (Continued)


                             MAXIM T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 12.67            $ 12.68            $ 7.80            $ 12.54           $ 12.41         $ 12.21
 Number of Units Outstanding    1,468,272             26,316               615            101,535           164,759         616,727
 Net Assets (000's)              $ 18,601              $ 334               $ 5            $ 1,274           $ 2,045         $ 7,532
 Total Return                     (21.98%)           (22.40%)          (22.54%)           (22.59%)          (22.73%)        (22.97%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 16.24            $ 16.34           $ 10.07            $ 16.20           $ 16.06         $ 15.85
 Number of Units Outstanding    1,105,320             28,999               615             91,020           186,267         624,926
 Net Assets (000's)              $ 17,949              $ 474               $ 6            $ 1,474           $ 2,991         $ 9,907
 Total Return                      (1.10%)            (1.68%)           (1.76%)            (1.88%)           (2.07%)        (2.40%)

          2000
--------------------------
--------------------------
 Ending Unit Value                $ 16.42            $ 16.62            $ 10.25            $ 16.51           $ 16.40         $ 16.24
 Number of Units Outstanding      790,765             23,285                615             86,438           147,865         583,196
 Net Assets (000's)              $ 12,984            $   387            $     6            $ 1,427           $ 2,425         $ 9,472
 Total Return                       7.32%              6.81%              2.50%              6.58%             6.36%           6.01%

          1999
--------------------------
--------------------------
 Ending Unit Value                $ 15.30            $ 15.56                              $ 15.49           $ 15.42          $ 15.32
 Number of Units Outstanding      450,552             13,099                               51,475            93,445          470,151
 Net Assets (000's)               $ 6,893            $   204                              $   797           $ 1,441          $97,203
 Total Return                      24.59%             23.89%                               23.62%            23.46%           23.05%

                                                                                                                         (Continued)


                             MAXIM TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                 $ 8.47             $ 9.09            $ 7.34             $ 8.35           $ 10.88          $ 11.61
 Number of Units Outstanding       43,311             70,258             1,571            191,097           478,007        1,610,792
 Net Assets (000's)                 $ 367              $ 638              $ 12            $ 1,596           $ 5,201         $ 18,704
 Total Return                     (18.01%)           (18.40%)          (18.53%)           (18.70%)          (18.81%)        (19.04%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 10.33            $ 11.14            $ 9.01            $ 10.27           $ 13.40          $ 14.34
 Number of Units Outstanding       41,110             78,124             1,525            194,421           509,371        1,782,075
 Net Assets (000's)                 $ 425              $ 871              $ 14            $ 1,996           $ 6,826         $ 25,560
 Total Return                     (10.41%)           (10.95%)          (11.06%)           (11.08%)          (11.32%)        (11.59%)

          2000
--------------------------
--------------------------
 Ending Unit Value                $ 11.53            $ 12.51           $ 10.13            $ 11.55           $ 15.11          $ 16.22
 Number of Units Outstanding       37,034             61,200             1,958            174,162           539,442        1,916,974
 Net Assets (000's)               $   427            $   766           $    20            $ 2,012           $ 8,151         $ 31,096
 Total Return                       1.59%              1.05%             1.30%              0.87%             0.67%            0.37%

          1999
--------------------------
--------------------------
 Ending Unit Value                $ 11.35           $ 12.38                               $ 11.45           $ 15.01          $ 16.16
 Number of Units Outstanding       31,627            57,823                               180,092           492,142        2,107,351
 Net Assets (000's)               $   359           $   716                               $ 2,062           $ 7,387         $ 34,055
 Total Return                      30.01%            29.23%                                28.94%            28.73%           28.36%

                                                                                                                         (Continued)


                              MAXIM U.S. GOVERNMENT SECURITIES PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 13.60            $ 14.45           $ 12.75            $ 14.10           $ 14.98         $ 17.75
 Number of Units Outstanding       62,801             50,914               357            357,996           487,376       2,293,017
 Net Assets (000's)                 $ 854              $ 736               $ 5            $ 5,048           $ 7,299        $ 40,707
 Total Return                       9.77%              9.22%             9.07%              8.96%             8.79%           8.43%

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 12.39            $ 13.23           $ 11.69            $ 12.94           $ 13.77         $ 16.37
 Number of Units Outstanding       58,415             51,447               357            327,141           429,435       2,055,297
 Net Assets (000's)                 $ 724              $ 681               $ 4            $ 4,232           $ 5,913        $ 33,644
 Total Return                       7.09%              6.52%             6.37%              6.33%             6.09%           5.75%

          2000
--------------------------
--------------------------
 Ending Unit Value                $ 11.57           $ 12.42            $ 10.99           $ 12.17           $ 12.98          $ 15.48
 Number of Units Outstanding       51,243            20,390                357           303,868           369,130        2,041,895
 Net Assets (000's)               $   593           $   253            $     4           $53,698           $ 4,791         $ 31,612
 Total Return                      10.61%             9.91%              9.90%             9.74%             9.54%            9.17%

          1999
--------------------------
--------------------------
 Ending Unit Value               $ 10.46           $ 11.30                               $ 11.09           $ 11.85          $ 14.18
 Number of Units Outstanding      55,109            19,725                               350,532           217,848        2,599,233
 Net Assets (000's)              $   576           $   223                               $ 3,887           $ 2,581         $ 36,857
 Total Return                      0.29%            (0.26%)                              (0.45%)           (0.67%)           (0.91%)

                                                                                                                         (Continued)


                             MAXIM VALUE INDEX PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                 $ 8.28             $ 9.75            $ 7.02             $ 9.65            $ 9.55          $ 9.40
 Number of Units Outstanding        9,971             19,398               114             99,991            77,253         402,937
 Net Assets (000's)                  $ 83              $ 189               $ 1              $ 965             $ 738         $ 3,786
 Total Return                     (21.44%)           (21.94%)          (21.91%)           (22.05%)          (22.17%)        (22.44%)

          2001
--------------------------
--------------------------
 Ending Unit Value                $ 10.54            $ 12.49            $ 8.99            $ 12.38           $ 12.27         $ 12.12
 Number of Units Outstanding        8,193             16,151               114             99,502            78,564         463,474
 Net Assets (000's)                  $ 86              $ 202               $ 1            $ 1,232             $ 964         $ 5,616
 Total Return                     (12.39%)           (12.84%)          (12.97%)           (13.00%)          (13.22%)        (13.43%)

          2000
--------------------------
--------------------------
 Ending Unit Value                $ 12.03            $ 14.33           $ 10.33            $ 14.23          $ 14.14          $ 14.00
 Number of Units Outstanding       10,439             13,277               114             97,723           70,893          424,616
 Net Assets (000's)               $   126            $   190           $     1            $ 1,391          $ 1,002          $ 5,945
 Total Return                       5.34%              4.83%             3.30%              4.56%            4.35%            4.01%

          1999
--------------------------
--------------------------
 Ending Unit Value                $ 11.42           $ 13.67                               $ 13.61          $ 13.55          $ 13.46
 Number of Units Outstanding        7,981            13,235                                69,753           40,925          424,660
 Net Assets (000's)               $    91           $   181                               $   949          $   555          $ 5,716
 Total Return                      11.31%            10.78%                                10.56%           10.34%           10.06%

                                                                                                                         (Continued)


                             MFS STRATEGIC GROWTH PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95              1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 8.00             $ 7.97            $ 7.96             $ 7.96            $ 7.95            $ 7.93
 Number of Units Outstanding        104              2,902                 -              1,105             3,407            16,125
 Net Assets (000's)                 $ 1               $ 23               $ -                $ 9              $ 27             $ 128
 Total Return                   (20.00%)           (20.30%)          (20.40%)           (20.40%)          (20.50%)          (20.70%)


                             OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 7.91             $ 7.89            $ 7.88             $ 7.88            $ 7.87            $ 7.85
 Number of Units Outstanding          1                776                 -              2,436             2,764            45,222
 Net Assets (000's)                 $ -                $ 6               $ -               $ 19              $ 22             $ 355
 Total Return                   (20.90%)           (21.10%)          (21.20%)           (21.20%)          (21.30%)          (21.50%)


                                PIMCO TOTAL RETURN PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets     0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value               $ 10.73            $ 10.69           $ 10.69            $ 10.68           $ 10.67          $ 10.66
 Number of Units Outstanding         224             12,051                 -             13,490            48,750          298,172
 Net Assets (000's)                  $ 2              $ 129               $ -              $ 144             $ 520          $ 3,178
 Total Return                      7.30%              6.90%             6.90%              6.80%             6.70%            6.60%



                                                                                                                        (Continued)


                             PIONEER EQUITY-INCOME VCT PORTFOLIO
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                $ 8.72             $ 8.55            $ 8.62             $ 8.47            $ 8.44           $ 8.36
 Number of Units Outstanding         134                311                 -              9,593            21,354           39,372
 Net Assets (000's)                  $ 1                $ 3               $ -               $ 81             $ 180            $ 329
 Total Return                    (16.23%)           (16.59%)          (16.63%)           (16.63%)          (16.85%)         (17.06%)

          2001
--------------------------
--------------------------
 Ending Unit Value               $ 10.41            $ 10.25           $ 10.34            $ 10.16           $ 10.15          $ 10.08
 Number of Units Outstanding           3              7,012                 -              6,589            17,312           44,049
 Net Assets (000's)                  $ -               $ 72               $ -               $ 67             $ 176            $ 444
 Total Return                     (7.14%)            (7.66%)           (7.76%)            (7.89%)           (8.06%)          (8.36%)

          2000
--------------------------
--------------------------

 Ending Unit Value               $ 11.21           $ 11.10            $ 11.21            $ 11.03           $ 11.04          $ 11.00
 Number of Units Outstanding           -             5,139                  -              1,869             8,530           53,891
 Net Assets (000's)              $     -           $    57            $     -            $    21           $    94          $   593
 Total Return                     14.86%            13.96%             12.10%             13.24%            13.46%           13.17%

          1999
--------------------------
--------------------------
 Ending Unit Value               $ 9.76             $ 9.74                                $ 9.74           $ 9.73            $ 9.72
 Number of Units Outstanding          -                270                                 1,472            1,756            17,680
 Net Assets (000's)              $    -             $    3                                $   14           $   17             $ 172
 Total Return                    (2.40%)            (2.60%)                               (2.60%)          (2.70%)           (2.80%)

                                                                                                                         (Continued)


                             RS EMERGING GROWTH FUND
                             -------------------------------------------------------------------------------------------------------
                             -------------------------------------------------------------------------------------------------------

Expenses as a % of net assets      0.00              0.55               0.65              0.75              0.95               1.25

          2002
--------------------------
--------------------------
 Ending Unit Value                 $ 3.30             $ 3.25            $ 3.24             $ 3.24            $ 3.22         $  3.19
 Number of Units Outstanding        5,320             38,037                 -             20,154           114,711         537,797
 Net Assets (000's)                  $ 18              $ 124               $ -               $ 65             $ 369         $ 1,717
 Total Return                     (40.11%)           (40.59%)          (40.66%)           (40.55%)          (40.70%)        (41.04%)

          2001
--------------------------
--------------------------
 Ending Unit Value                 $ 5.51             $ 5.47            $ 5.46             $ 5.45            $ 5.43         $  5.41
 Number of Units Outstanding        1,737             23,734                 -             24,378            98,736         467,056
 Net Assets (000's)                  $ 10              $ 130               $ -              $ 133             $ 536         $ 2,525
 Total Return                     (27.31%)           (27.65%)          (27.68%)           (27.81%)          (27.98%)        (28.15%)

          2000
--------------------------
--------------------------
 Ending Unit Value                 $ 7.58            $ 7.56             $ 7.55             $ 7.55            $ 7.54         $  7.53
 Number of Units Outstanding        2,706             2,706                  -              9,391            58,620         290,275
 Net Assets (000's)                $   21            $   20             $    -             $   71            $  442         $ 2,186
 Total Return                     (24.20%)           (24.40%)          (24.50%)           (24.50%)          (24.60%)        (24.70%)

                                                                                                                         (Continued)

                                   LIBERTY BALANCED PORTFOLIO
                                  ------------------
                                  ------------------

Expenses as a % of net assets             0.75

           2002
----------------------------
----------------------------
 Ending Unit Value                       $ 9.28
 Number of Units Outstanding             10,794
 Net Assets (000's)                       $ 100
 Total Return                           (12.37%)

           2001
----------------------------
----------------------------
 Ending Unit Value                      $ 10.59
 Number of Units Outstanding             12,009
 Net Assets (000's)                       $ 127
 Total Return                            (9.87%)

           2000
----------------------------
----------------------------
 Ending Unit Value                      $ 11.75
 Number of Units Outstanding              8,425
 Net Assets (000's)                     $    99
 Total Return                           (1.92%)

           1999
----------------------------
----------------------------
 Ending Unit Value                      $ 11.98
 Number of Units Outstanding              8,243
 Net Assets (000's)                     $    99
 Total Return                            11.75%

                                         (Concluded)

FUTUREFUNDS SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2003
--------------------------------------------------------------------------------

1.    ORGANIZATION

      The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Kansas law. In 1990, the Series Account was conformed to comply with Colorado law in connection with the Company's redomestication to the State of Colorado. The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

      Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

2.    Significant Accounting Policies

      Use of Estimates

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

      Security Transactions

      Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

      Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

      Contracts in the Payout Phase

      Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company and recorded as surrenders reflected in the Statement of Changes in Net Assets.

      Federal Income Taxes

      The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      Net Transfers

      Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

      Investment Income Ratio

      The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values and has been annualized for any investment division not having a full year of operations. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

3.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of investments for the year ended December 31, 2003 were as follows:

                                                              Purchases            Sales
                                                            ---------------    ---------------
      AIM Blue Chip Portfolio                            $          39,727  $         486,883
      AIM Small Cap Growth Portfolio                             2,063,312            727,668
      Alger American Balanced Portfolio                            825,618          2,074,316
      Alger American MidCap Growth Portfolio                     3,584,426          1,067,090
      American Century Equity Income Fund                        2,739,421            602,611
      American Century Income & Growth Advisor Portfolio            11,952             15,116
      American Century Income & Growth Portfolio                    91,753             57,441
      Artisan International Portfolio                            6,998,971          5,850,042
      Federated Capital Appreciation Portfolio                   1,688,815            280,425
      Fidelity VIP Contrafund II Portfolio                       3,355,659          1,561,496
      Fidelity VIP Growth Portfolio                              9,122,792          8,649,146
      Franklin Small-Cap Growth Fund I                             181,278             37,381
      INVESCO Dynamics Fund                                        756,027          1,308,577
      Janus Aspen Series Worldwide Growth Portfolio                590,256            584,136
      Janus Fund                                                   164,664            350,494
      Janus Twenty Fund                                          1,603,522          1,118,769
      Janus Worldwide Fund                                       1,143,950          1,112,293
      LM Institutional Advisors Value Fund                       4,923,352          1,287,104
      Maxim Aggressive Profile I Portfolio                      14,176,931          2,901,363
      Maxim Ariel MidCap Value Portfolio                         4,649,290          6,307,246
      Maxim Ariel Small-Cap Value Portfolio                     11,437,154          4,222,389
      Maxim Bond Index Portfolio                                 5,416,545          4,322,674
      Maxim Bond Portfolio                                       2,434,441         44,272,056
      Maxim Conservative Profile I Portfolio                     8,848,444          3,781,225
      Maxim Founders Growth & Income Portfolio                      44,464          2,390,138
      Maxim Growth Index Portfolio                               3,616,546          2,807,517
      Maxim Index 600 Portfolio                                  2,960,221          2,579,850
      Maxim INVESCO ADR Portfolio                                1,313,754          1,255,654
      Maxim INVESCO Balanced Portfolio                           3,330,443         98,639,677
      Maxim MFS Small-Cap Growth Portfolio                       5,581,269          6,187,058
      Maxim Loomis Sayles Bond Portfolio                        12,866,796          6,638,455
      Maxim Loomis Sayles Small-Cap Value Portfolio              1,865,476          1,250,089
      Maxim Moderate Profile I Portfolio                        49,430,844            998,417
      Maxim Moderately Aggressive Profile I Portfolio           30,944,684          1,469,222
      Maxim Moderately Conservative Profile I Portfolio          9,898,746          1,237,282
      Maxim Money Market Portfolio                             112,948,566         44,840,988
      Maxim Stock Index Portfolio                               48,538,036         40,833,969
      Maxim T. Rowe Price Equity/Income Portfolio                7,436,422          6,847,081
      Maxim T. Rowe Price MidCap Growth Portfolio               13,611,816          2,092,609
      Maxim Templeton International Equity Portfolio             7,878,768          7,907,951
      Maxim U.S. Government Securities Portfolio                 8,003,418         11,384,731
      Maxim Value Index Portfolio                                2,069,280          1,259,182
      MFS Strategic Growth Portfolio                               958,276            823,747
      Oppenheimer Capital Appreciation Portfolio                 1,034,219            204,413
      PIMCO Total Return Portfolio                               5,139,444          1,849,638
      Pioneer Equity-Income VCT Portfolio                          476,821            225,587
      RS Emerging Growth Portfolio                               4,135,295          2,630,542
      Liberty Balanced Portfolio                                   106,833             40,750
                                                            ---------------    ---------------
                                                            ---------------    ---------------

      Total                                              $                  $
                                                            ===============    ===============


4.    EXPENSES AND RELATED PARTY TRANSACTIONS

      Contract Maintenance Charge

      The Company deducts from each participant's account, a $30 annual maintenance charge on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining.

      Charges Incurred for Total or Partial Surrenders

      The Company deducts charges for total or partial surrenders of a contract in excess of the "free amount" before the retirement date by a deduction from a participant's account. The "free amount" is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

      Deductions for Premium Taxes

      The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

      Deductions for Assumption of Mortality and Expense Risks

      The Company deducts an amount, computed daily, from the net asset value of the Series Account investments equal to an annual rate from 0.00% to 1.25% depending on the size of the contract. This charge compensates the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change.

      Related Party Transactions

      GW Capital Management, LLC, a wholly owned subsidiary of the Company, serves as investment adviser to Maxim Series Fund, Inc. Fees are assessed against the average daily net assets of the affiliated funds to compensate GW Capital Management, LLC for investment advisory services.

5.    ACCUMULATION UNIT VALUES

      A summary of accumulation units outstanding for variable annuity contracts, the range of the lowest to highest expense ratio, excluding expenses of the underlying funds, the related total return and the related accumulation unit fair values for the year ended December 31, 2003 is included on the following page. For the years ended December 31, 2002, 2001, 2000 and 1999, ending unit values, the number of units outstanding, net assets and total return are shown separately for each expense band of each investment division.

      The Expense Ratios represent the annualized contract expenses of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

      The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period shown and, accordingly, is not annualized. As the total return for the year ended December 31, 2003 is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

                 GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (A
                wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2003, 2002, and 2001 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP
Denver, Colorado
February 25, 2004

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2003 AND 2002

==============================================================================================
(Dollars in Thousands)

                                                               2003                 2002
                                                        -------------------  -------------------
ASSETS

INVESTMENTS:

  Fixed maturities, available-for-sale, at fair
  value
  (amortized cost $12,757,614 and $9,910,662 )       $       13,136,564    $      10,371,152
  Equity investments, at fair value (cost $407,797
    and $102,862)                                               427,810               90,188
  Mortgage loans on real estate (net of allowances
    of $31,889 and $55,654)                                   1,885,812              417,412
  Real estate                                                     7,912                3,735
  Policy loans                                                3,389,534            2,964,030
  Short-term investments, available-for-sale (cost
    $852,198 and $709,592)                                      852,198              709,804

                                                        -------------------  -------------------
                                                        -------------------  -------------------
     Total Investments                                       19,699,830           14,556,321
                                                        -------------------  -------------------
                                                        -------------------  -------------------

OTHER ASSETS:
  Cash                                                          188,329              154,600
  Reinsurance receivable:
    Related party                                             1,312,139                3,104
    Other                                                       262,685              238,049
  Deferred policy acquisition costs                             284,866              267,846
  Deferred ceding commission                                    285,165
  Investment income due and accrued                             165,417              133,166
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $32,329 and $42,144)                                        129,031               86,228
  Premiums in course of collection (net of
     allowances of $9,768 and $12,011)                           75,809               54,494
  Deferred income taxes                                         119,971               69,016
  Other assets                                                  754,160              754,869
SEPARATE ACCOUNT ASSETS                                      13,175,480           11,338,376
                                                        -------------------  -------------------


TOTAL ASSETS                                         $       36,452,882    $      27,656,069
                                                        ===================  ===================


==============================================================================================

                                                                      2003            2002
                                                                 ---------------  --------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves:

      Related party                                            $    3,429,873   $      518,587
      Other                                                        15,220,205       11,732,627
    Policy and contract claims                                        418,930          378,995
    Policyholders' funds                                              368,076          299,730
    Provision for policyholders' dividends                             89,121           76,983
    Undistributed earnings on participating business                  177,175          170,456
GENERAL LIABILITIES:
    Due to GWL                                                         30,950           33,841
    Due to GWL&A Financial                                            175,691          171,416
    Repurchase agreements                                             389,715          323,200
    Commercial paper                                                   96,432           96,645
    Other liabilities                                                 994,608          850,757
SEPARATE ACCOUNT LIABILITIES                                       13,175,480       11,338,376
                                                                 ---------------  --------------
     Total Liabilities                                             34,566,256       25,991,613
                                                                 ---------------  --------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares

      authorized; 7,032,000 shares issued and outstanding               7,032            7,032
    Additional paid-in capital                                        722,365          719,709
    Accumulated other comprehensive income                            127,820          150,616
    Retained earnings                                               1,029,409          787,099
                                                                 ---------------  --------------
     Total Stockholder's Equity                                     1,886,626        1,664,456
                                                                 ---------------  --------------





TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                     $   36,452,882   $   27,656,069
                                                                 ===============  ==============


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001

==============================================================================================
(Dollars in Thousands)
                                                       2003            2002           2001
                                                   -------------   -------------  --------------

REVENUES:

  Premiums:

    Related party                               $    1,595,357  $       16,715  $      18,144
    Other (net of premiums ceded totaling
      $461,092, $83,789 and $82,028)                   657,540       1,103,380      1,185,495
  Fee income                                           840,072         883,562        947,255
  Net investment income                                988,400         919,365        934,756
  Net realized gains on investments                     39,560          41,626         46,825
                                                   -------------   -------------  --------------
                                                   -------------                  --------------
                                                     4,120,929       2,964,648      3,132,475
BENEFITS AND EXPENSES:

  Life and other policy benefits (net of
    reinsurance recoveries totaling
    $410,430,
    $50,974 and $40,144)                               573,976         936,215      1,029,495

  Increase in reserves:
    Related party                                    1,450,185          15,934         12,475
    Other                                               51,320          55,414         45,958
  Interest paid or credited to contractholders         514,846         498,549        530,027
  Provision for policyholders' share of
    earnings
    on participating business                            1,159           7,790          2,182
  Dividends to policyholders                            92,118          78,851         76,460
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     2,683,604       1,592,753      1,696,597

  Commissions                                          180,673         185,450        197,099
  Operating expenses                                   753,336         741,979        787,110
  Premium taxes                                         31,675          30,714         36,911
  Special charges                                                                     127,040
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                     3,649,288       2,550,896      2,844,757
INCOME BEFORE INCOME TAXES                             471,641         413,752        287,718
PROVISION FOR INCOME TAXES:
  Current                                              173,181         126,222        136,965
  Deferred                                             (19,561)          3,993        (41,993)
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
                                                       153,620         130,215         94,972
                                                   -------------   -------------  --------------
                                                   -------------   -------------  --------------
NET INCOME                                      $      318,021  $      283,537  $     192,746
                                                   =============   =============  ==============

See notes to consolidated financial statements.



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)
                                                                                Accumulated Other
                                                                                  Comprehensive
                                                                                  Income (Loss)
                                                                            ---------------------------
                                                                             Unrealized      Minimum
                                                               Additional      Gains         Pension
                                   Preferred      Common        Paid-in       (Losses)      Liability     Retained
                                     Stock        Stock         Capital          on        Adjustment     Earnings      Total
                                                                             Securities
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, JANUARY 1, 2001         $        0 $      7,032  $      717,704 $       33,672 $             $   669,021  $  1,427,429
   Net income                                                                                              192,746       192,746
   Other comprehensive income                                                     42,835                                  42,835
                                                                                                                      -----------
Total comprehensive income                                                                                               235,581
                                                                                                                      -----------
Dividends                                                                                                 (187,633)     (187,633)
Capital contributions adjustment
-
  Parent stock options                                            (12,098)                                               (12,098)
Income tax benefit on stock
   Compensation                                                     7,195                                                  7,195
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2001                0        7,032         712,801        76,507                    674,134     1,470,474
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              283,537       283,537
   Other comprehensive income                                                    86,993       (12,884)                    74,109
                                                                                                                      -----------
Total comprehensive income                                                                                               357,646
                                                                                                                      -----------
Dividends                                                                                                 (170,572)     (170,572)
Income tax benefit on stock
   Compensation                                                     6,908                                                  6,908
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2002                0        7,032         719,709       163,500       (12,884)     787,099     1,664,456
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
   Net income                                                                                              318,021       318,021
   Other comprehensive income                                                   (26,369)         3,573                   (22,796)
                                                                                                                      -----------
Total comprehensive income                                                                                               295,225
                                                                                                                      -----------
Dividends                                                                                                   (75,711)     (75,711)
Income tax benefit on stock
   compensation                                                     2,656                                                  2,656
                                   ----------   -----------    -----------  -------------  ------------   ----------  -----------
BALANCES, DECEMBER 31, 2003       $        0 $      7,032  $      722,365 $     137,131  $     (9,311)    1,029,409 $  1,886,626
                                   ==========   ===========    ===========  =============  ============   ==========  ===========



GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

==============================================================================================
(Dollars in Thousands)

                                                       2003            2002            2001
                                                   --------------  -------------   -------------
OPERATING ACTIVITIES:
  Net income                                     $     318,021   $     283,537  $      192,746
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                    1,159           7,790           2,182
      Amortization of investments                      (64,126)        (76,002)        (82,955)
      Net realized gains on investments                (39,560)        (41,626)        (46,825)
      Depreciation and amortization (including
        goodwill impairment in 2001)                    59,375          37,639          62,101
      Deferred income taxes                            (19,561)          3,993         (41,993)
      Stock compensation adjustment                                                    (12,098)
  Changes in assets and liabilities, net of effects from acquisitions:

      Policy benefit liabilities                       516,019         622,854         334,025
      Reinsurance receivable                           (13,064)         41,199         (48,384)
      Receivables                                      (23,724)         89,686         153,350
      Bank overdrafts                                   32,068         (41,901)        (29,121)
      Other, net                                       (26,405)       (159,562)        157,228
                                                   --------------  -------------   -------------
        Net cash provided by operating           $     740,202   $     767,607  $      640,256
        activities
                                                   --------------  -------------   -------------


                                                                                   (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
(Dollars in Thousands)
================================================================================================
================================================================================================

                                                        2003           2002            2001
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

INVESTING ACTIVITIES:
  Proceeds from sales, maturities and
    redemptions of investments:
    Fixed maturities available-for-sale:
           Sales                                 $   7,852,152       5,729,919  $    5,201,692
           Maturities and redemptions                6,033,863       1,456,176       1,244,547
    Mortgage loans                                     188,341         210,224         224,810
    Real estate                                          3,012           3,570
    Equity investments                                  86,908           2,798          38,331

  Purchases of investments:

    Fixed maturities available-for -sale           (14,265,107)     (7,369,364)     (6,878,213)
    Mortgage loans                                      (5,500)
    Real estate                                         (6,190)         (2,768)         (3,124)
    Equity investments                                (369,650)        (29,690)        (27,777)
    Corporate owned life insurance                                                    (100,000)
  Other, net                                            96,155         (77,769)         95,808
  Acquisitions, net of cash acquired                  (128,636)
=================================================  --------------- -------------   -------------
          Net cash used in investing activities  $    (514,652)        (76,904) $     (203,926)
                                                   --------------- -------------   -------------
                                                   --------------- -------------   -------------

================================================================================================





                                                                          (Continued)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001,
==============================================================================================
(Dollars in Thousands)

                                                      2003            2002            2001
                                                  --------------  --------------  --------------
                                                                  --------------  --------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits         $    (180,346)  $    (599,724)  $    (483,285)
  Due to GWL                                           (6,341)         (8,033)         (1,207)
  Due to GWL&A Financial                                4,275         (43,415)         45,245
  Dividends paid                                      (75,711)       (170,572)       (187,633)
  Net commercial paper repayments                        (213)           (401)           (585)
  Net repurchase agreements borrowings                 66,515          72,311         250,889
                                                                  --------------
                                                  --------------  --------------  --------------
     Net cash used in financing activities           (191,821)       (749,834)       (376,576)
                                                  --------------  --------------  --------------

NET INCREASE (DECREASE)  IN CASH                       33,729         (59,131)         59,754

CASH, BEGINNING OF YEAR                               154,600         213,731         153,977
                                                  --------------  --------------  --------------

CASH, END OF YEAR                               $     188,329   $     154,600   $     213,731
                                                  ==============  ==============  ==============
                                                  ==============  ==============  ==============

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:

    Income taxes                                $     144,273   $     164,863   $      59,895
    Interest                                           16,155          16,697          17,529

Non-cash financing activity:
  Effect on capital - Parent stock options                                            (12,098)


See notes to consolidated financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001
================================================================================
(Amounts in Thousands, except Share Amounts)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Organization - Great-West Life & Annuity Insurance Company (the Company) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (GWL&A Financial), a holding company formed in 1998. GWL&A Financial is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc. (Lifeco or the Parent). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance.

      Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

      Certain reclassifications have been made to the 2002 and 2001 financial statements and related footnotes to conform to the 2003 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

      Investments - Investments are reported as follows:

      1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity.

           Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

      2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

           The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

      3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

      4. Equity investments are carried at fair value with net unrealized gains and losses (net of deferred taxes) reported as accumulated other comprehensive income (loss) in stockholder's equity. The Company classifies its equity investments not accounted for under the equity method as available-for-sale. The Company uses the equity method of accounting for investments in which it has more than a minority interest, has influence in the entity's operating and financial policies, but does not have a controlling interest.

      5.   Policy loans are carried at their unpaid balances.

      6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

      7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

      Cash - Cash includes only amounts in demand deposit accounts.

      Internal Use Software - Capitalized internal use software development costs of $68,244 and $55,363 are included in other assets at December 31, 2003 and 2002, respectively. The Company capitalized, net of depreciation, $12,881, $10,448, and $6,896 of internal use software development costs for the years ended December 31, 2003, 2002 and 2001, respectively.

      Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $60,288, $38,707 and $44,096, in 2003, 2002 and 2001, respectively.

      Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges.

      Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $12,111,180 and $8,029,337 at December 31, 2003 and 2002, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $6,215,416 and $4,152,594 at December 31, 2003 and 2002, respectively, are established at the contractholder's account value.

      Reinsurance - Policy reserves ceded to other insurance companies are carried as reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

      Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

      Participating Fund Account - Participating life and annuity policy reserves are $5,875,033 and $4,947,081 at December 31, 2003 and 2002,
      respectively. Participating business approximates 34.3%, 24.8% and 25.8% of the Company's ordinary life insurance in force and 66.4%, 80.2% and 85.4% of ordinary life insurance premium income for the years ended December 31, 2003, 2002 and 2001, respectively.

      The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

      The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

      The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from The Great-West Life Assurance Company (GWL) under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

      Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which it sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

      The Company receives collateral for lending securities that are held as part of its investment portfolio. The Company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

      Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, credit default swaps, interest rate floors and caps, foreign currency exchange contracts, options and interest rate futures.

      Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Credit default swaps may be used in conjunction with another purchased security to reproduce the investment characteristics of a cash investment in the same credit. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

      The Company also uses derivatives to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These securities, called replication synthetic asset transactions, are a combination of a derivative and a cash security to synthetically create a third replicated security. As of December 31, 2003, the Company has one such security that has been created through the combination of a credit default swap and U.S. Government Agency security. These derivatives do not qualify as hedges and therefore, changes in fair value are recorded in earnings.

      Effective January 1, 2001, the Company adopted Financial Accounting Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." The adoption of SFAS 133 resulted in an approximate $1,000 after-tax increase to accumulated comprehensive income, which has been included in the 2001 change in other comprehensive income in the Statement of Stockholder's Equity.

      The Statements, as subsequently amended by SFAS 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities", require all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges and changes in fair value of derivatives not qualifying for hedge accounting are recognized in net investment income.

      The Company occasionally purchases a financial instrument that contains a derivative instrument that is "embedded" in the financial instrument. Upon purchasing the instrument, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e, the host contract) and whether a separate instrument with the same terms as the embedded instrument could meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and changes in its fair value are included in earnings.

      Hedge ineffectiveness of $125 and $177, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the years ended December 31, 2003 and 2002, respectively.

      Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized. Derivative gains of $1,024 and $563 were reclassified to net investment income in 2003 and 2002, respectively. The Company estimates that $975 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

      Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 5.2%, 5.9%, and 6.1%, in 2003, 2002 and 2001.

      Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) are considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

      Stock Options - The Company applies the intrinsic value measurement approach under Accounting Principle Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB No. 25), to stock-based compensation awards to employees, as interpreted by AIN-APB 25 and amended by Statement of Financial Accounting Standards No. 123 "Accounting for Stock-Based Compensation" (SFAS No. 123) as it relates to accounting for stock options granted by the Parent to employees of the Company (see Note 14).

      Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS No. 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

      Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

      Business Combinations - On June 29, 2001, Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No.141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No.141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

      Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, ceased upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002. Adoption of this Statement did not have a material impact on the Company's financial position or results of operations.

      Selected Loan Loss Allowance Methodology - In July 2001, the Securities and Exchange Commission (SEC) released Staff Accounting Bulletin No. 102, "Selected Loan Loss Allowance Methodology and Documentation Issues" (SAB No. 102). SAB No. 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB No. 102 by the Company did not have a material impact on the Company's financial position or results of operations.

      Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.
      144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No. 144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

      Technical Corrections - In April 2002, the FASB issued Statement No. 145 "Rescission of FASB Nos. 4, 44 and 64, Amendment of FASB Statement No. 13, and Technical Corrections" (SFAS No. 145). FASB No. 4 required all gains or losses from extinguishment of debt to be classified as extraordinary items net of income taxes. SFAS No. 145 requires that gains and losses from extinguishment of debt be evaluated under the provisions of Accounting Principles Board Opinion No. 30, and be classified as ordinary items unless they are unusual or infrequent or meet the specific criteria for treatment as an extraordinary item. This statement is effective January 1, 2003. The Company does not expect this statement to have a material effect on the Company's financial position or results of operations.

      Costs Associated With Exit or Disposal Activities - In July 2002, the FASB issued Statement No. 146 "Accounting for Costs Associated With Exit or Disposal Activities" (SFAS No. 146). This statement addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies EITF Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)." This statement requires recognition of a liability for a cost associated with an exit or disposal activity when the liability is incurred, as opposed to when the entity commits to an exit plan under EITF 94-3. SFAS No. 146 is to be applied prospectively to exit or disposal activities initiated after December 31, 2002. The Company does not expect this statement to have a material impact on the Company's financial position or results of operations.

      In November 2002, the FASB issued Interpretation No. 45 (FIN 45), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. In the normal course, the Company may enter into agreements which may contain features which meet the FIN 45 definition of a guarantee, and while the maximum guarantee cannot always be determined, given the nature of the future events which may or may not occur, any such arrangements that were material have been previously disclosed by the Company.

      In January 2004, FASB reissued Interpretation No. 46 (FIN 46), "Consolidation of Variable Interest Entities" as FIN 46R. This Interpretation addresses consolidation by business enterprises of variable interest entities (VIE), which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance, as reissued, is effective for VIEs created after January 31, 2003, and for pre-existing VIEs as of March 31, 2004. In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not have any investments or ownership in VIEs.

      In December 2002, the FASB issued Statement No. 148 "Accounting for Stock-Based Compensation - Transition and Disclosure" (SAFS No. 148). SAFS No. 148 amends the disclosures that a company is required to make in its annual financial statements and requires, for the first time, certain disclosures in interim financial reports. In addition to the disclosures required by SAFS No 123, a company must disclose additional information as part of its Summary of Significant Policies. These disclosures are required regardless of whether a company is using the intrinsic value method under APB No. 25 or the fair value based method under SAFS No. 123 to account for its stock-based employee compensation.

      In April 2003, the FASB issued Statement No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS No. 149). SFAS No. 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain implementation guidance that is incorporated in SFAS No. 149 and already effective, SFAS No. 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material effect on the Company's financial statements.

      In May 2003, the FASB issued SFAS No. 150, "Accounting for Certain Financial Instruments with characteristics of both Liabilities and Equity" (SFAS No. 150). SFAS No. 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. It requires that an issuer classify a financial instrument that is within its scope as a liability (or an asset in some circumstances), many of which were previously classified as equity. The provisions of SFAS No. 150 are effective for financial instruments entered into or modified after May 31, 2003 and with one exception, is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS No. 150 did not have a material effect on the Company's financial statements.

      In July 2003, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts." AcSEC developed the SOP to address the evolution of product designs since the issuance of SFAS No. 60, "Accounting and Reporting by Insurance Enterprises," and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." SOP 03-1 provides guidance related to the reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB"), and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses certain issues related to the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. SOP 03-1 will be effective for the Company's financial statements on January 1, 2004. The Company is currently evaluating the impact of adopting SOP 03-1 on its consolidated financial position and results of operations.

2. ACQUISITIONS, DIVESTITURES AND SPECIAL CHARGES

      On July 10, 2003, Lifeco completed its acquisition of Canada Life Financial Corporation (Canada Life). Canada Life is a Canadian based holding company that is the owner of insurance companies with businesses principally in Canada, the United Kingdom, the United States and Ireland. On December 31, 2003 Canada Life sold two direct wholly-owned subsidiaries, Canada Life Insurance Company of New York (CLINY) and Canada Life Insurance Company of America (CLICA) to the Company for cash in the amount of $235 million. These acquisitions have been accounted for as a "reorganization of businesses under common control" and, accordingly the assets and liabilities of CLICA and CLINY were recorded at Lifeco's cost basis, and the results of operations of CLICA and CLINY from July 10, 2003 through December 31, 2003 are included in the Company's financial statements. CLINY and CLICA sell individual and group insurance and annuity products in the United States. Since the time of its acquisition by Lifeco, Canada Life's insurance and annuity businesses in the United States, including that conducted by its U.S. branch, have been managed by the Company whereby it provides certain corporate and operational administrative services for which it receives a fee. In the United States, Canada Life's subsidiary insurance companies' business includes individual and group insurance and annuity products.

      The Company recorded as of December 31, 2003, the following as a result of the acquisition (net of the $235 million purchase price) CLICA and CLINY:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  --------------------------------------------
      Fixed maturities           $     1,937,218    Policy reserves          $   2,991,407
      Equity investments                  23,680    Policyholders' funds             2,407
      Mortgage loans                   1,145,494    Policy and contract                899
                                                    claims

      Real estate                            550    Provision for

                                                       policyholders'                2,800
                                                    dividends
      Policy loans                        13,621    Other liabilities              439,439
                                                                               -----------------
      Short-term investments              65,537        Total liabilities        3,436,952
      Cash                              (232,803)
      Investment income                             Accumulated other
         due and accrued                  32,147       comprehensive income        (14,433)
      Other assets                       439,864    Retained earnings                2,789
                                                        Total stockholder's        (11,644)
                                                    equity

                                    --------------                             -----------------
                                 $     3,425,308                             $   3,425,308
                                    ==============                             =================

      The Company's statement of operations for the year ended December 31, 2003 includes the following related to CLICA and CLINY for the period from July 10, 2003 to December 31, 2003:

      Total revenues             $       105,868

      Benefits                            92,193
      Operating expenses                   9,385
                                    --------------
      Total benefits and                 101,578
      expenses

                          Income from operations 4,290

      Income taxes                         1,501
                                    --------------
      Net income                 $         2,789
                                    ==============


      On August 31, 2003, the Company and The Canada Life Assurance Company
      (CLAC), a wholly owned subsidiary of Canada Life, entered into an Indemnity Reinsurance Agreement pursuant to which the Company reinsured 80% (45% coinsurance and 35% coinsurance with funds withheld) of certain United States life, health and annuity business of CLAC's U.S. Branch. The Company recorded $1,427 million in premium income and increase in reserves associated with these policies. The Company recorded, at fair value, the following at August 31, 2003 as a result of this transaction:

      Assets                                        Liabilities and Stockholder's Equity
      --------------------------------------------  ---------------------------------------
      Fixed Maturities           $       635,061    Policy reserves       $    2,926,497
      Mortgage loans                     451,725    Policy and contract           45,229
                                                    claims

      Policy loans                       278,152    Policyholders' funds          65,958
      Reinsurance receivable           1,320,636
      Deferred policy
      acquisition costs acquired         313,364
      Investment income

       due and accrued                    17,280
      Premiums in course of
      collection                          21,466
                                    --------------                           --------------
                                    --------------                           --------------
                                 $     3,037,684                          $    3,037,684
                                    ==============                           ==============

      The reinsurance receivable relates to the amount due the Company for reserves ceded by coinsurance with funds withheld. The Company's return on this reinsurance receivable will be the interest and other investment returns earned net of realized gains and losses on a segregated pool of investments of the CLAC's U.S. branch. Pursuant to an interpretation of SFAS 133, the Company has identified an embedded derivative for the Company's exposure to interest rate and credit risk on the segregated pool of investments. As this embedded derivative does not qualify for hedge accounting the Company's net income increased $5.7 million.

      On July 8, 1998, the Company acquired Alta Health & Life Insurance Company
      (Alta). During 1999 and 2000, the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting and administration of the Alta business. The Company decided to discontinue writing new Alta business and that all Alta customers will be moved to its contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by its underwriting staff. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax) related to its decision to cease marketing the Alta products. The principal components of the charge included $46 million for premium deficiency reserves, $29 million for premium receivables, $28 million for uninsured accident and health plan claim receivables and $24 million for goodwill and other.

3. RELATED-PARTY TRANSACTIONS

      The Company performs administrative services for the U.S. operations of GWL and, beginning in 2003, the U.S. operations of Canada Life. Beginning in 2002, the Company performs investment services for London Reinsurance Group, an indirect subsidiary of GWL. The Company also manages the U.S. businesses of Canada Life, providing administrative and operational services. The following represents revenue from related parties for services provided pursuant to these service agreements. These amounts, in accordance with the terms of the various contracts, are based upon management's best estimate of actual costs incurred and resources expended based upon the number of policies, certificates in force and/or administered assets.

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------

     Investment management revenue               $      3,355    $       892    $       186
     Administrative and underwriting revenue            1,859            860          1,043

                                                    -------------  -------------  -------------
                                                    -------------  -------------  -------------
     Total                                       $     5,214     $     1,752    $     1,229
                                                    =============  =============  =============

      At December 31, 2003 and 2002, due to GWL includes $5,612 and $8,503 due on demand and, at each date, $25,338 of a note payable which matures on October 1, 2006. The note may be prepaid in whole or in part at any time without penalty. The issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 5.4%.

      At December 31, 2003 and 2002, due to GWL&A Financial includes $656 and $(3,619) due on demand and, at each date, $175,035 of a subordinated note payable. The note, which was issued in 1999, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as its financial condition is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (4.59% and 4.75% at December 31, 2003 and 2002, respectively). The note payable bears interest at 7.25%.

      Interest expense attributable to these related party obligations was $14,345, $14,976 and $14,732 for the years ended December 31, 2003, 2002 and 2001, respectively.

4. ALLOWANCES ON POLICYHOLDER RECEIVABLES

      Amounts receivable for accident and health plan claims and premiums in the course of collection are generally uncollateralized. Such receivables are from a large number of policyholders dispersed throughout the United States and throughout many industry groups.

      The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

      Activity in the allowance for amounts receivable related to uninsured accident and health plan claims is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------
     Balance, beginning of year                   $     42,144   $      53,431   $     34,700
     Amounts acquired by reinsurance                                     6,207
     Provisions charged (reversed) to operations         1,460          (7,544)        50,500
     Amounts written off - net                         (11,275)         (9,950)       (31,769)
                                                    -------------
                                                    -------------   -------------  -------------
     Balance, end of year                         $     32,329   $      42,144   $     53,431
                                                    =============   =============  =============



      Activity in the allowance for premiums in course of collection is as follows:

                                                        2003            2002           2001
                                                    -------------   -------------  -------------

     Balance, beginning of year                   $     12,011   $      22,217   $     18,700
     Amounts acquired by reinsurance                                     1,600
     Provisions charged (reversed) to operations         1,889          (5,729)        29,642
     Amounts written off - net                          (4,132)         (6,077)       (26,125)
                                                    -------------   -------------  -------------
     Balance, end of year                         $      9,768   $      12,011   $     22,217
                                                    =============   =============  =============

5. REINSURANCE

      In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum liability of $1,500 of coverage per individual life.

      In addition to the Indemnity Reinsurance Agreement entered into with CLAC (see Note 2), the Great-West Healthcare division of the Company entered into a reinsurance agreement during 2003 with Allianz Risk Transfer (Bermuda) Limited (Allianz) to cede 90% of direct written group health stop-loss and excess loss activity. This Allianz agreement was retroactive to January 1, 2003. The net cost of the Allianz agreement was charged

      Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2003 and 2002, the reinsurance receivables had carrying values of $1,574,824 and $241,153, respectively.

      The following schedule details life insurance in force and life and accident/health premiums:


                                                                                    Percentage
                                                                                     of Amount
                                         Reinsurance    Reinsurance                   Assumed
                             Direct         Ceded         Assumed         Net          To Net
                          -------------  -------------  ------------- -------------  -----------
     December 31, 2003:
       Life insurance in force:
         Individual     $ 49,590,015   $ 16,483,477   $ 18,054,587   $ 51,161,125      35.3%
         Group            49,150,866         18,941     53,570,393     102,702,318     52.2%
                          -------------  -------------  -------------  -------------
          Total         $ 98,740,881   $ 16,502,418   $ 71,624,979   $ 153,863,442
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    459,039   $     30,138   $  1,184,332   $  1,613,233      73.4%
                             678,516        423,592        321,996        576,920      55.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,137,555   $    453,730   $  1,506,328   $  2,190,153
                          =============  =============  =============  =============

     December 31, 2002:
       Life insurance in force:
         Individual     $ 43,324,059   $ 12,786,783   $  7,280,731   $ 37,818,007      19.3%
         Group            51,385,610                     7,186,698     58,572,308      12.3%
                          -------------  -------------  -------------  -------------
          Total         $ 94,709,669   $ 12,786,783   $ 14,467,429   $ 96,390,315
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    312,388   $     40,582   $     41,245   $    313,051      13.2%
                             728,972         43,047        128,820        814,745      15.8%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,041,360   $     83,629   $    170,065   $  1,127,796
                          =============  =============  =============  =============

     December 31, 2001:
       Life insurance in force:
         Individual     $ 43,370,006   $  8,330,282   $  7,399,250   $ 42,438,974      17.4%
         Group            56,650,090                     9,888,796     66,538,886      14.9%
                          -------------  -------------  -------------  -------------
          Total         $ 100,020,096  $  8,330,282   $ 17,288,046   $ 108,977,860
                          =============  =============  =============  =============

       Premium Income:

         Life insurance $    384,688   $     32,820   $     37,442   $    389,310       9.6%
                             830,970         49,001         42,750        824,719       5.2%
     Accident/health

                          -------------  -------------  -------------  -------------
          Total         $  1,215,658   $     81,821   $     80,192   $  1,214,029
                          =============  =============  =============  =============




6.    NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

      Net investment income is summarized as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Investment income:
       Fixed maturities and short-term           $     697,209   $    673,825   $    693,573
         investments
       Equity investments                                4,703          3,272          4,882
       Mortgage loans on real estate                    84,532         48,625         69,237
       Real estate                                       1,434          2,815          1,113
       Policy loans                                    195,633        209,608        200,533
       Other                                            37,254          5,236          3,766
                                                    -------------  -------------  -------------
                                                     1,020,765        943,381        973,104
     Investment expenses, including interest on
       amounts charged by the related parties
       of  $14,345, $14,976 and $14,732                 32,365         24,016         38,348
                                                    -------------  -------------  -------------
     Net investment income                       $     988,400   $    919,365   $    934,756
                                                    =============  =============  =============

      Net realized gains (losses) on investments are as follows:

                                                             Years Ended December 31,
                                                    -------------------------------------------
                                                        2003           2002           2001
                                                    -------------  -------------  -------------
     Realized gains (losses):

       Fixed maturities                          $      26,621   $     33,455   $     32,116
       Equity investments                                1,013          1,639         13,052
       Mortgage loans on real estate                     3,159          1,493          1,657
       Real estate                                        (248)
       Provisions                                        9,015          5,039
                                                    -------------
                                                    -------------  -------------  -------------
     Net realized gains on investments           $      39,560   $     41,626   $     46,825
                                                    =============  =============  =============


7. SUMMARY OF INVESTMENTS

      Fixed maturities owned at December 31, 2003 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,112,972 $    27,273  $     1,992   $ 1,138,253  $ 1,138,253
     U.S. Government ABS         461,185       21,490          232       482,443      482,443
     U.S. Government MBS         520,629        5,521          123       526,027      526,027
     U.S. Government Other      1,052,061      17,747       17,981     1,051,827    1,051,827
     Credit tenant loans         128,931       11,717          265       140,383      140,383
     State and                  1,133,234      79,323        4,204     1,208,353    1,208,353
     municipalities
     Foreign government           58,211        1,191          940        58,462       58,462
     Corporate bonds            4,107,100     238,908       84,306     4,261,702    4,261,702
     Mortgage backed
       securities - CMO          353,750       15,914        1,315       368,349      368,349
     Public utilities           1,156,156      61,015       20,248     1,196,923    1,196,923
     Asset backed securities    2,272,648      64,538       33,751     2,303,435    2,303,435
     Derivatives                   1,838                     3,805        (1,967)      (1,967)
     Collateralized mortgage
       obligation                398,899        3,605          130       402,374      402,374
                                ----------   ----------   -----------  -----------  -----------
                             $  12,757,614$   548,242  $   169,292   $ 13,136,564 $ 13,136,564
                                ==========   ==========   ===========  ===========  ===========



      Fixed maturities owned at December 31, 2002 are summarized as follows:

                                               Gross        Gross      Estimated
                                Amortized    Unrealized   Unrealized      Fair       Carrying
                                  Cost         Gains        Losses       Value        Value
     ------------------------   ----------   ----------   -----------  -----------  -----------
     U.S. Government CMO     $  1,304,614 $    43,929  $             $ 1,348,543  $ 1,348,543
     U.S. Government ABS         491,183       16,310        1,785       505,708      505,708
     U.S. Government MBS         385,764        5,957          149       391,572      391,572
     U.S. Government Other       445,281       19,589            4       464,866      464,866
     Credit tenant loans         104,648       11,081                    115,729      115,729
     State and                  1,019,049     100,256          194     1,119,111    1,119,111
     municipalities
     Foreign government           42,182        1,038           61        43,159       43,159
     Corporate bonds            2,771,977     182,787       53,534     2,901,230    2,901,230
     Mortgage backed
       Securities - CMO           96,776       16,170           18       112,928      112,928
     Public utilities            698,365       44,334       11,369       731,330      731,330
     Asset backed securities    2,138,025      86,261       27,089     2,197,197    2,197,197
     Derivatives                  (3,422)      15,343                     11,921       11,921
     Collateralized mortgage
       obligation                416,220       11,638                    427,858      427,858
                                ----------   ----------   -----------  -----------  -----------
                             $  9,910,662 $   554,693  $    94,203   $ 10,371,152 $ 10,371,152
                                ==========   ==========   ===========  ===========  ===========

      The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and expected average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments.

      See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

      The amortized cost and estimated fair value of fixed maturity investments at December 31, 2003, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized       Estimated
                                                 Cost         Fair Value

                                             --------------  --------------
     Due in one year or less              $       684,947  $      710,287
     Due after one year through five            3,351,405       3,495,805
     years
     Due after five years through ten           1,660,758       1,743,056
     years
     Due after ten years                        1,940,424       1,966,535
     Mortgage backed securities                 2,386,248       2,435,003
     Asset backed securities                    2,733,832       2,785,878
                                             --------------  --------------
                                          $    12,757,614  $   13,136,564
                                             ==============  ==============

      Proceeds from sales of securities available-for-sale were $7,852,152, $5,729,919, and $5,201,692 during 2003, 2002 and 2001, respectively. The realized gains on such sales totaled $72,815, $45,315 and $42,299 for 2003, 2002 and 2001, respectively. The realized losses totaled $43,214, $10,410, and $10,186 for 2003, 2002 and 2001, respectively.

      At December 31, 2003 and 2002, pursuant to fully collateralized securities lending arrangements, the Company had loaned $193,200 and $284,990 of fixed maturities, respectively.

      The Company makes limited use of derivative financial instruments to manage interest rate, market, credit and foreign exchange risk.

      The following tables summarize the derivative financial instruments:

                                   Notional             Strike/Swap
     December 31, 2003              Amount                 Rate                   Maturity
     --------------------------  -------------  ----------------------------  -----------------
     Interest Rate Caps        $     617,000          7.91% - 11.65%           02/04 - 01/05
     Interest Rate Swaps             331,334           1.03% - 4.50%           01/04 - 11/09
     Credit Default Swaps            171,310                N/A                10/05 - 11/07
     Foreign Currency
       Exchange Contracts             27,585                N/A                06/05 - 11/06
     Options  Calls                   92,700              Various               05/04 -03/07
              Puts                    15,000              Various              03/07 - 03/07
     Total Return Swap -
     Receivable for
     Coinsurance with Funds        1,309,160             Variable              Indeterminate
     Withheld


                                   Notional            Strike/Swap
     December 31, 2002              Amount                Rate                  Maturity
     --------------------------  -------------  --------------------------  ------------------
     Interest Rate Caps        $   1,122,000         7.64% - 11.65%           02/03 - 01/05
     Interest Rate Swaps             400,188          1.26% - 4.75%           02/03 - 11/09
     Credit Default Swaps            128,157               N/A                02/03 - 11/07
     Foreign Currency
       Exchange Contracts             27,585               N/A                06/05 - 11/06
     Options  Calls                  191,200             Various              05/04 - 06/07
              Puts                    15,000             Various              03/07 - 03/07

      The following is information with respect to impaired mortgage loans:
                                                                    2003             2002
                                                                --------------   --------------
                                                                --------------   --------------
     Loans, net of related allowance for credit losses of
       $19,542 and $20,917                                    $        7,680  $         8,200
     Loans with no related allowance for credit losses                                  2,638
     Average balance of impaired loans during the year                29,633           31,243
     Interest income recognized (while impaired)                       1,350            2,007
     Interest income received and recorded (while impaired)
       using the cash basis method of recognition                      1,405            2,249

      As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $34,880 and $40,302 at December 31, 2003 and 2002, respectively.

      The following table presents changes in the allowance for credit losses:

                                                        2003           2002           2001
                                                    -------------  -------------  -------------
                                                                   -------------

     Balance, beginning of year                  $      55,654   $     57,654   $     61,242
     Provision (credits)                                (9,817)        (3,588)
     Charge-offs                                       (15,766)          (139)        (3,588)
     Recoveries                                          1,818          1,727
                                                                   -------------
                                                    -------------  -------------  -------------
     Balance, end of year                        $      31,889   $     55,654   $     57,654
                                                    =============  =============--=============

      The carrying value of the Company's equity investments was $427,810 and $90,188 at December 31, 2003 and 2002, respectively. At December 31, 2003, the Company has invested $130,473 in an exchange-traded fund which invests in corporate debt securities. Upon redemption of the equity ownership, the Company has the option of receiving the debt securities or the redemption value of the investment. At December 31, 2003, the Company has invested $216,610 in limited partnerships and limited liability corporations .

      The Company makes commitments to fund partnership interests in the normal course of its business. The amounts of unfunded commitments at December 31, 2003 and 2002 were $128,341 and $16,689, respectively.

8. COMMERCIAL PAPER

      The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2003, commercial paper outstanding in the amount of $96,432 had maturities ranging from 9 to 86 days and interest rates ranging from 1.18% to 1.2%. At December 31, 2002, commercial paper outstanding in the amount of $96,645 had maturities from 3 to 66 days and interest rates ranging from 1.40% to 1.88%.

9. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                           December 31,
                                     ----------------------------------------------------------
                                                2003                          2002
                                     ----------------------------  ----------------------------
                                       Carrying      Estimated       Carrying      Estimated
                                        Amount       Fair Value       Amount       Fair Value
                                     -------------  -------------  -------------  -------------
     ASSETS:

        Fixed maturities and
          short-term investments  $   13,988,762  $ 13,988,762   $  11,080,956  $ 11,080,956
        Mortgage loans on real
          estate                       1,885,812     1,871,373         417,412       429,907
        Policy loans                   3,389,534     3,389,534       2,964,030     2,964,030
        Equity investments               427,810       427,810          90,188        90,188
        Reinsurance receivables        1,574,824     1,574,824         241,153       241,153

     LIABILITIES:

        Annuity contract reserves

          without life                 6,552,507     6,640,677       4,152,594     4,228,080
     contingencies

        Policyholders' funds             368,076       368,076         299,730       299,730
        Due to GWL                        30,950        32,591          33,841        35,316
        Due to GWL&A Financial           175,691       178,421         171,416       173,376
        Commercial paper                  96,432        96,432          96,645        96,645
        Repurchase agreements            389,715       389,715         323,200       323,200

      The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

      The estimated fair value of fixed maturities and equity investments that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities and equity investments not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives in the amounts of $(1,967) and $11,921 at December 31, 2003 and 2002, respectively, consisting principally of interest rate swaps, are included in fixed maturities.

      Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

      Policy loans accrue interest generally at variable rates with no fixed maturity dates and therefore, estimated fair value approximates carrying value.

      The estimated fair value and carrying amount of reinsurance receivables includes $20,416 representing the estimated fair value of the total return swap, which is an embedded derivative associated with the Company's reinsurance receivable under its coinsurance with funds withheld agreement with the U.S. branch of CLAC. Valuation of the total return swap is based on the estimated fair value of the segregated pool of assets from which the Company derives its return on the reinsurance receivable.

      The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts utilizing current crediting rates for similar products.

      The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

      The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

      The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2003.

      The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

      The estimated fair value of over-the-counter derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in fixed maturities are derivative financial instruments with a net liability position of $1,967 in 2003 and a net asset position of $11,921 in 2002. Included in the net asset position for foreign currency exchange contracts are $7,464 and $2,518 of liabilities in 2003 and 2002, respectively.

10. EMPLOYEE BENEFIT PLANS

      The following table summarizes changes for the years ended December 31, 2003, 2002 and 2001 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Change in projected benefit
     obligation
     Benefit obligation at        $ 186,047 $ 150,521 $ 140,563 $  31,242 $  57,861  $ 33,018
     beginning of year
     Service cost                    8,269     8,977     8,093     2,046     3,516     3,331
     Interest cost                  12,275    11,407     9,718     2,269     3,138     3,303
     Acquisition of new employees                                                      7,823
     Amendments                                  827                         (22,529)
     Actuarial (gain) loss          12,746    20,679    (2,640)    9,614     (9,814)   11,401
     Benefits paid                  (6,374)   (6,364)   (5,213)    (1,066)    (930)    (1,015)
                                    --------  --------  --------   -------   --------  --------
                                    --------  --------  --------   -------   --------  --------
     Benefit obligation at end    $ 212,963 $ 186,047 $ 150,521 $  44,105 $  31,242  $ 57,861
     of year
                                    ========  ========  ========   =======   ========  ========


     Change in plan assets

     Fair value of plan assets
     at
       Beginning of year          $ 163,316 $ 187,661 $ 193,511 $         $          $
     Actual return on plan assets   32,377    (17,981)    (637)
     Benefits paid                  (6,374)   (6,364)   (5,213)
                                    --------  --------  --------   -------   --------  --------
     Fair value of plan assets      189,319   163,316   187,661
     at end of year
                                    --------  --------  --------   -------   --------  --------

     Funded (unfunded) status       (23,643)  (22,730)  37,140     (44,105)  (31,242)  (57,861)
     Unrecognized net actuarial     41,777    51,943    (1,499)    13,715    4,361     14,659
     (gain) loss
     Unrecognized prior service      2,095     2,727     2,533     (8,679)   (9,392)   9,326
     cost
     Unrecognized net obligation
     or (asset)
       at transition                (12,113)  (13,627)  (15,142)                       12,120
     Acquisition of GenAm                                                              (7,823)
     employees
                                    --------  --------  --------   -------   --------  --------
     Prepaid (accrued) benefit       8,116    18,313    23,032     (39,069)  (36,273)  (29,579)
     cost
     Additional minimum liability   (16,419)  (22,549)
                                    --------  --------  --------   -------   --------  --------
     Prepaid benefit cost/

       (accrued benefit             (8,303)   (4,236)   23,032     (39,069)  (36,273)  (29,579)
     liability)
     Intangible asset                2,095     2,727
     Accumulated other
     comprehensive
       income adjustments           14,324    19,822
                                    --------  --------  --------   -------   --------  --------
     Net amount recognized        $  8,116  $ 18,313  $ 23,032  $  (39,069$  (36,273)$ (29,579)
                                    ========  ========  ========   =======   ========  ========
     Increase (decrease) in
     minimum

       liability included in
     other

       Comprehensive income       $  3,573  $ (12,884)$         $         $          $

     Late last year Congress passed the Medicare Prescription Drug, Improvement, and Modernization Act of 2003 which made significant changes to the federal Medicare Program. The Act provides for drug benefits under a new Medicare Part D program. Employers such as the Company who provide drug benefits for post-65 retirees are expected to make use of the subsidies inherent in this new program.

     The measurement of the accumulated post-retirement benefit obligation
     (APBO) and the net post-retirement benefit cost included these financial statements do not reflect the effects that this legislation may have on the plan. Authoritative guidance on the accounting for this issue is currently pending and when issued, could require the Company to revise previously reported information.

     The accumulated benefit obligation for all defined benefit pension plans was $197.6 million and $167.5 million at December 31, 2003 and 2002, respectively.

                                                                         Post-Retirement
                                         Pension Benefits                 Medical Plan
                                    ----------------------------   ----------------------------
                                     2003      2002      2001       2003      2002      2001
                                    --------  --------  --------   -------   --------  --------
     Components of net periodic
     benefit cost
     Service cost                 $  8,269     8,977  $  8,093  $  2,046  $  3,516   $ 3,331
     Interest cost                  12,275    11,406     9,718     2,269     3,138     3,303
     Expected return on plan        (12,954)  (14,782)  (15,276)
     assets
     Amortization of transition     (1,514)   (1,514)   (1,514)                808       808
     obligation
     Amortization of
     unrecognized prior
       service cost                    632       632       541      (713)      161       645
     Amortization of unrecognized

       prior service cost - GenAm                                                       (484)
     Amortization of gain from
     earlier

       periods                       3,489                (467)      261                 172
                                    --------  --------  --------   -------   --------  --------
     Net periodic (benefit) cost  $ 10,197     4,719  $  1,095  $  3,863  $  7,623   $ 7,775
                                    ========  ========  ========   =======   ========  ========

     Weighted-average

     assumptions as

     of December 31

     Discount rate                    6.25%     6.75%     7.25%      6.25%     6.75%     7.25%
     Expected return on plan          8.00%     8.00%     8.00%
     assets

     Rate of compensation            3.44%     3.92%      4.00%    3.44%       3.92%     4.00%
     increase

      The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2003, 2002 or 2001.

      Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 10% annual rate of increase in the per capita cost of covered health care benefits was assumed and that the rate would gradually decrease to a level of 5.25% by 2014. Additionally, it was assumed that the Company's cost for retirees eligible for health care benefits under Medicare would be limited to an increase of 3% starting in 2003, due to a plan change. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                            1-Percentage        1-Percentage
                                                               Point               Point
                                                              Increase            Decrease
                                                          -----------------   -----------------
     Increase (decrease) on total of service and
       interest cost on components                     $            428    $           (367)
     Increase (decrease) on post-retirement benefit
       obligation                                                 3,157              (2,612)

      The Company's pension plan assets are invested as follows:

                                                               Plan Assets at December 31
                                                          -------------------------------------
                                                                2003                2002
                                                          -----------------   -----------------
     Asset Category

     Equity securities                                               61%                 55%
     Debt securities                                                 25%                 36%
     Real estate                                                      0%                  0%
     Other                                                           14%                  9%
                                                          -----------------   -----------------
                                                          -----------------   -----------------
         Total                                                      100%                100%
                                                          =================   =================






      The Company's target allocation for invested plan assets at December 31, 2004 is as follows:

     Asset Category

     Equity securities                                               60%
     Debt securities                                                 30%
     Real estate                                                      0%
     Other                                                           10%
                                                          -----------------
                                                          -----------------
         Total                                                      100%
                                                          =================

      The Company expects to contribute $4,800 to its pension plan and $1,300 to its other post-retirement benefit plan in 2004.

      The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

      The investment objective is to provide an attractive risk-adjusted return that will ensure the payment of benefits while protecting against the risk of substantial investment losses. Correlations among the asset classes are used to identify an asset mix that the Company believes will provide the most attractive returns. Long-term return forecasts for each asset class using historical data and other qualitative considerations to adjust for projected economic forecasts are used to set the expected rate of return for the entire portfolio.

      The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions for employees hired before January 1, 1999. For all other employees the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2003, 2002 and 2001 totaled $6,646, $7,257 and $7,773, respectively.

      The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses and earn interest on the amounts deferred. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $21,926 and $20,606 as of December 31, 2003 and 2002, respectively. The participant deferrals earned interest at 6.87% at December 31, 2003, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2003, 2002 and 2001 was $1,449, $1,459 and $1,434, respectively.

      The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2003, 2002 and 2001 was $3,123, $2,527 and $2,726, respectively.
      The total liability of $24,942 and $20,037 as of December 31, 2003 and 2002 is included in other liabilities.

11. FEDERAL INCOME TAXES

      The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                        2003          2002         2001
                                                     -----------   -----------   ----------
     Federal tax rate                                     35.0  %       35.0  %       35.0 %
     Reduction in tax contingency                         (2.1)         (3.3)
     Investment income not subject to federal tax         (2.1)         (1.3)         (1.7)
     Other, net                                            1.8           1.1          (0.3)
                                                     -----------   -----------   ----------
     Total                                                32.6  %       31.5  %       33.0 %
                                                     ===========   ===========   ==========

      During 2003, the Company reduced its liability for tax contingencies due to the completion of Internal Revenue Service examinations. The amount released was $9,600; however, $5,000 of the release was attributable to participating policyholders and therefore, had no affect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 2003 statement of income.

      The tax effect of temporary differences, which give rise to the deferred tax assets and liabilities, as of December 31, 2003 and 2002 are as follows:

                                                   2003                        2002
                                        ---------------------------  --------------------------
                                         Deferred       Deferred      Deferred      Deferred
                                            Tax           Tax            Tax           Tax
                                           Asset       Liability        Asset       Liability
                                        ------------  -------------  ------------  ------------
     Policyholder reserves            $   219,490                  $   231,679   $
     Deferred policy acquisition                          96,207                       94,018
     costs
     Deferred acquisition cost
       proxy tax                          124,498                      109,779
     Investment assets                                   130,090                      149,958
     Other                                  2,280                                      28,466
                                        ------------  -------------  ------------  ------------
          Total deferred taxes        $   346,268        226,297   $   341,458   $    272,442
                                        ============  =============  ============  ============

      Amounts included for investment assets above include $74,326 and $86,907 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2003 and 2002, respectively.

      Under pre-1984 life insurance company income tax laws, a portion of a life insurance company's gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12. OTHER COMPREHENSIVE INCOME

      Other comprehensive income for the year ended December 31, 2003 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:
        Net changes during the year related
     to cash
           flow hedges                       $     (18,159)   $       6,356   $      (11,803)
        Unrealized holding gains (losses)
     arising

           during the period                        12,967           (4,538)           8,429
        Less: reclassification adjustment
     for

           (gains) losses realized in net          (22,824)           7,989          (14,835)
     income

                                               ---------------  --------------   --------------
                                                   (28,016)           9,807          (18,209)
     Reserve and DAC adjustment                    (12,553)           4,393           (8,160)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)                 (40,569)          14,200          (26,369)
     Minimum pension liability adjustment            5,498           (1,925)           3,573
                                               ---------------  --------------   --------------
     Other comprehensive income (loss)       $     (35,071)   $      12,275   $      (22,796)
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2002 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                   Amount        or Benefit         Amount
                                               ---------------  --------------   --------------
     Unrealized gains on available-for-sale securities:

        Net changes during the year related
        to cash
           flow hedges                       $      (7,486)   $       2,620   $       (4,866)
        Unrealized holding gains (losses)
        arising
           during the period                       192,079          (67,290)         124,789
        Less:  reclassification adjustment
        for
           (gains) losses realized in net           (8,004)           2,802           (5,202)
        income
                                               ---------------  --------------   --------------
        Net unrealized gains                       176,589          (61,868)         114,721
     Reserve and DAC adjustment                    (42,681)          14,953          (27,728)
                                               ---------------  --------------   --------------
                                               ---------------  --------------   --------------
     Net unrealized gains (losses)           $     133,908    $     (46,915)  $       86,993
     Minimum pension liability adjustment          (19,822)           6,938          (12,884)
                                               ---------------  --------------   --------------
        Other comprehensive income                 114,086          (39,977)          74,109
                                               ===============  ==============   ==============

      Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                 Before-Tax     Tax (Expense)     Net-of-Tax
                                                     Amount        or Benefit         Amount
     ========================================  ---------------  --------------   --------------
     Unrealized gains on available-for-sale
     securities:

        Net changes during the year related
        to cash
           flow hedges                       $      12,637    $      (4,423)  $        8,214

        Unrealized holding gains (losses)
        arising
           during the period                       112,544          (39,397)          73,147
        Less:  reclassification adjustment
        for
           (gains) losses realized in net          (15,912)           5,569          (10,343)
            income
                                               ---------------  --------------   --------------
        Net unrealized gains                       109,269          (38,251)          71,018
     Reserve and DAC adjustment                    (43,358)          15,175          (28,183)
     ========================================  ---------------  --------------   --------------
       Other comprehensive income            $      65,911    $     (23,076)  $       42,835
                                               ===============  ==============   ==============

13. STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS AND OTHER MATTERS

      At December 31, 2003 and 2002, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

      No dividends were paid on preferred stock in 2003, 2002 and 2001. Dividends of $75,711, $170,572 and $187,633, were paid on common stock in 2003, 2002 and 2001, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below. The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices, for December 31 are as follows:

                                                     2003            2002            2001
                                                 --------------  --------------   ------------
                                                 --------------  --------------   ------------
                                                  (Unaudited)
     Net income (loss)                         $     (75,627)  $     205,749   $      266,398
     Capital and surplus                           1,212,548       1,292,292        1,200,372

      In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification, as modified by the Colorado Division of Insurance, increased statutory net worth as of January 1, 2001, by approximately $105,760. The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth.

      The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado is subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net losses from operations at December 31, 2003 were $1,212,548 and ($77,158)[Unaudited], respectively. The Company should be able to pay up to $121,255 [Unaudited] of dividends in 2004.

14. STOCK OPTIONS

      The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices not less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options. As of December 31, 2003, 2002 and 2001, stock available for award to Company employees under the Lifeco plan aggregated 3,034,344, 3,917,344 and 3,278,331 shares, respectively.

      The Lifeco plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the Lifeco plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2004 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, became exercisable if certain cumulative financial targets were attained by the end of 2001. A total of 175,511 options vested and became exercisable. The exercise period runs from June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

      Additional variable options granted in 2003, 2001, 2000 and 1998 totaling 100,000, 80,000, 120,000 and 380,000 respectively, become exercisable if certain sales or financial targets are attained. During 2003, 2002 and 2001, 0, 0, and 7,750 of these options vested and accordingly, the Company recognized compensation expense of $0, $0, and $48, respectively. If exercisable, the exercise period expires ten years from the date of grant.

      The following table summarizes the status of, and changes in, Lifeco options granted to Company employees which are outstanding and the weighted-average exercise price (WAEP) for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                   2002                    2001
                           ---------------------  ----------------------  ---------------------
                            Options      WAEP      Options       WAEP      Options      WAEP
     --------------------  ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Jan. 1    4,447,145$   13.66     6,398,149 $   11.66     7,675,551$     9.91
       Granted              1,336,000    27.28       174,500     22.16       947,500     22.28
       Exercised              486,176    10.85     1,359,491      7.16     1,534,568      5.87
       Expired or
         Canceled             980,000    14.07       766,013     11.02       690,334     11.24
                           ----------  ---------  -----------  ---------  ----------   --------
     Outstanding, Dec 31    4,316,969$   21.63     4,447,145 $   13.66     6,398,149$    11.66
                           ==========  =========  ===========  =========  ==========   ========

     Options
       Exercisable

       at year-end          2,237,810$   16.08     2,121,638 $   11.67     2,602,480$     8.08
                           ==========  =========  ===========  =========  ==========   ========

     Weighted average
       Fair value of
       Options granted

       During year       $    7.05              $    7.46               $    7.10
                           ==========             ===========             ==========

      The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2003:

                                       Outstanding                          Exercisable
     ==================  -----------------------------------------  ----------------------------
                                                        Average                       Average
         Exercise                         Average      Exercise                      Exercise
        Price Range         Options         Life         Price         Options         Price
     ------------------  --------------  -----------  ------------  --------------  ------------
     $6.57 - 8.73            437,500        2.56          6.57          437,500          6.57
     $12.58 - 20.87        1,736,469        5.50         16.62        1,471,436         16.50
     $26.57 - 32.29        2,143,000        8.74         28.77          328,874         26.86


      Of the exercisable Lifeco options, 1,838,810 relate to fixed option grants and 399,000 relate to variable grants.

      Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada.

      The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2003, 2002 and 2001. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                   2003                    2002                     2001
                           ----------------------  ----------------------   ----------------------
                            Options       WAEP      Options       WAEP       Options       WAEP
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Jan.1,            0 $    0.00        70,000 $     2.16        70,000 $    2.29
       Exercised                    0      0.00        70,000       2.21
                           -----------  ---------  -----------   --------   -----------  ---------
     Outstanding, Dec               0 $    0.00             0 $     0.00        70,000 $    2.16
     31,
                           ===========  =========  ===========   ========   ===========  =========
     Options exercisable
       at year-end                  0 $    0.00             0 $     0.00        70,000 $    2.16
                           ===========  =========  ===========   ========   ===========  =========

      The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB No. 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $3,315, $2,364, and $2,092, in 2003, 2002 and 2001,
      respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2003, 2002, and 2001, respectively: dividend yields of 2.81%, 2.453%, and 2.27%, expected volatility of 26.21%, 31.67%, and 28.56%, risk-free interest rates of 4.48%, 5.125%, and 5.30%, and expected lives of 7 years.

15. SEGMENT INFORMATION

      The Company has two reportable segments: Great-West Healthcare (formerly Employee Benefits) and Financial Services. The Great-West Healthcare segment markets group life and health insurance to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers, corporations, and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels. Prior to 2002, the Great-West Healthcare segment marketed and administered corporate savings products (401(k) plans). In 2002 the Financial Services segment assumed responsibility for these products. The 2001 and 2000 segment information has been reclassified to account for this change.

      The accounting policies of the segments are the same as those described in
      Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

      The Company's operations are not materially dependent on one or a few customers, brokers or agents.

      Summarized segment financial information for the year ended and as of December 31 was as follows:

      Year ended December 31, 2003

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:
        Premium income                       $     838,194        1,414,703       2,252,897
        Fee income                                 607,369          232,703         840,072
        Net investment income                       72,191          916,209         988,400
        Realized investment gains                   10,340           29,220          39,560
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,528,094        2,592,835       4,120,929
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   567,603        2,116,001       2,683,604
        Operating expenses                         699,146          266,538         965,684
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,266,749        2,382,539       3,649,288
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            261,345          210,296         471,641
     taxes

     Income taxes                                   88,104           65,516         153,620
     ========================================  --------------   --------------  ---------------
     Net income                              $     173,241          144,780         318,021
                                               ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,351,871   $   18,347,959   $  19,699,830
     Other assets                                  244,100        3,333,472       3,577,572
     Separate account assets                                     13,175,480      13,175,480
                                               --------------   --------------  ---------------
     Total assets                            $   1,595,971   $   34,856,911   $  36,452,882
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2002

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $     960,191   $      159,904   $   1,120,095
        Fee income                                 660,423          223,139         883,562
        Net investment income                       67,923          851,442         919,365
        Realized investment gains                    8,918           32,708          41,626
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Total revenue                               1,697,455        1,267,193       2,964,648
     ========================================  --------------   -------------------------------
                                               --------------   -------------------------------
     Benefits and Expenses:

        Benefits                                   761,481          831,272       1,592,753
        Operating expenses                         732,472          225,671         958,143
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total benefits and expenses                 1,493,953        1,056,943       2,550,896
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------

     Net operating income before income            203,502          210,250         413,752
     taxes

     Income taxes                                   67,198           63,017         130,215
                                               --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Net income                              $     136,304   $      147,233   $     283,537
     ========================================  ==============   ==============  ===============

     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,491,857   $   13,064,464   $  14,556,321
     Other assets                                  605,029        1,156,343       1,761,372
     Separate account assets                                     11,338,376      11,338,376
                                               --------------   --------------  ---------------
     Total assets                            $   2,096,886   $   25,559,183   $  27,656,069
     ========================================  ==============   ==============  ===============

      Year ended December 31, 2001

     Operations:                                Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Revenue:

        Premium income                       $   1,033,886   $      169,753   $   1,203,639
        Fee income                                 713,297          233,958         947,255
        Net investment income                       65,474          869,282         934,756
        Realized investment gains                   15,638           31,187          46,825
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Total revenue                               1,828,295        1,304,180       3,132,475
     ========================================  --------------   --------------  ---------------
                                               --------------   --------------  ---------------
     Benefits and Expenses:

        Benefits                                   858,945          837,652       1,696,597
        Operating expenses                         775,018          246,102       1,021,120
     ========================================  --------------   --------------  ---------------
     Total benefits and expenses                 1,633,963        1,083,754       2,717,717
     Income taxes                                   67,771           73,341         141,112
                                               --------------   --------------  ---------------
     Net income before special charges             126,561          147,085         273,646
     Special charges (net of tax)                   80,900                           80,900
                                               --------------   --------------  ---------------
     Net income                              $      45,661   $      147,085   $     192,746
     ========================================  ==============   ==============  ===============



     Assets:                                    Great-West        Financial
                                                Healthcare        Services          Total
     ========================================  --------------   --------------  ---------------
     Investment assets                       $   1,080,974   $   13,159,007   $  14,239,981
     Other assets                                  792,383        1,201,373       1,993,756
     Separate account assets                                     12,584,661      12,584,661
                                               --------------   --------------  ---------------
     Total assets                            $   1,873,357   $   26,945,041   $  28,818,398
     ========================================  ==============   ==============  ===============

      The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                  2003             2002            2001
     =======================================  --------------  ---------------  --------------
     Premium Income:
        Great-West Healthcare:
            Group Life & Health             $     838,194   $     960,191    $   1,033,886
                                              --------------  ---------------  --------------
                 Total Great-West                 838,194         960,191        1,033,886
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                       824              15            3,533
            Individual Markets                  1,413,879         159,889          166,220
                                              --------------  ---------------  --------------

                 Total Financial Services       1,414,703         159,904          169,753
     =======================================  --------------  ---------------  --------------

     Total premium income                   $   2,252,897   $   1,120,095    $   1,203,639
     =======================================  ==============  ===============  ==============


     Fee Income:

        Great-West Healthcare:
            Group Life & Health (uninsured  $     607,369   $     660,423    $     713,297
            plans)

                                              --------------  ---------------  --------------
                 Total Great-West                 607,369         660,423          713,297
     Healthcare
     =======================================  --------------  ---------------  --------------
                                              --------------  ---------------  --------------
        Financial Services:

            Retirement Services                   199,374         196,972          207,677
            Individual Markets                     33,329          26,167           26,281
     =======================================  --------------  ---------------  --------------
                 Total Financial Services         232,703         223,139          233,958
     =======================================  --------------  ---------------  --------------
     Total fee income                       $     840,072   $     883,562    $     947,255
                                              ==============  ===============  ==============





16. OBLIGATIONS RELATING TO DEBT AND LEASES

     The Company enters into operating leases primarily for office space. As of December 31, 2003, minimum annual rental commitments on operating leases having initial or remaining non-cancelable lease terms in excess of one year during the years 2004 through 2008 are $25,586, $23,564, $20,469,
     $18,426 and $17,616, respectively, with $23,502 in minimum commitments thereafter.

                            2004        2005       2006        2007        2008      Thereafter
                           --------   ---------   --------    --------    --------   ----------
     Related party
     notes              $           $           $ 25,000   $           $           $  175,000
     Operating leases      25,586     23,564      20,469      18,426      17,616       23,502
                           --------   ---------   --------    --------    --------   ----------
     Total contractual
       obligations      $  25,586   $ 23,564    $ 45,469   $  18,426   $  17,616   $  198,502
                           ========   =========   ========    ========    ========   ==========

17. COMMITMENTS AND CONTINGENCIES

      The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on the Company's financial position or the results of its operations.

                                     PART C
                                OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements


                      The consolidated financial statements of GWL&A as of December 31, 2002 and 2003 and each of the three years in the period ended December 31, 2003, as well as the financial statements of the Series Account for the years ended December 31, 2002 and 2003, are filed herewith.


             (b)      Exhibits

                       (1) Copy of resolution of the Board of Directors is
                      incorporated by reference to Registrant's Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

                      (2) is not applicable.

                      (3) Form of Underwriting Agreement is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

                      (4) Form of each Variable Contract is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      (5) Form of Application is incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      (6) Copies of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 29, 1996, (File No. 333-01153).

                      (7) is not applicable.

                      (8) Copy of Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                      (9) Opinion of Counsel is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

                      (10) (a) Written Consent of Jorden Burt LLP is filed herewith.

                      (b) Written Consent of Deloitte & Touche LLP is filed herewith.


                      (11) is not applicable.

                      (12) is not applicable.

                      (13) Schedule for Computation of Performance is incorporated by reference to Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

                     (14) Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

Item 25.     Directors and Officers of the Depositor

                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor

James Balog                   2205 North Southwinds Boulevard, Apt. 307            Director
                              Vero Beach, Florida  32963

James W. Burns, O.C.                   (7)                                         Director

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert Gratton                         (5)                                         Chairman

Kevin P. Kavanagh, C.M.                (1)                                         Director

William Mackness              696 Whitehaven Crescent                              Director
                              London, Ontario N6G 4V4

William T. McCallum                    (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              255 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

David A. Nield                330 University Ave.                                  Director
                              Toronto, Ontario M5G 1R8

Michel Plessis-Belair, F.C.A.          (4)                                         Director

Brian E. Walsh                QVan Capital, LLC                                    Director
                              1 Dock Street, 4th Floor
                              Stamford, Connecticut 06902

John A. Brown                          (3)                                         Senior Vice-President,
                                                                                   Financial Services

S. Mark Corbett                        (3)                                         Senior Vice-President,
                                                                                   Investments

Glen R. Derback                        (3)                                         Senior Vice President
                                                                                   and Controller

John R. Gabbert                        (2)                                         Senior Vice President,
                                                                                   Employee Benefits

Donna A. Goldin                        (2)                                         Senior Vice-President
                                                                                   Employee Benefits



                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor

Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

Wayne Hoffmann                         (3)                                         Senior Vice-President,
                                                                                   Investments


D. Craig Lennox                        (6)                                         Senior Vice-President,
                                                                                   General Counsel and
                                                                                   Secretary

James L. McCallen                      (3)                                         Senior Vice President
                                                                                   and Actuary

Graham R. McDonald                     (3)                                         Senior Vice President,
                                                                                   Corporate Finance and
                                                                                   Investment Operations

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Financial Services

Deborah L. Origer-Bauroth              (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Employee Benefits

Richard F. Rivers                      (2)                                         Executive Vice President,
                                                                                   Employee Benefits

Gregg E. Seller                        (3)                                         Senior Vice-President,
                                                                                   Financial Services

Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Financial Services


George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Financial Services

Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26. Persons controlled by or under common control with the Depositor or Registrant


         (State/Country of Organization) - Nature of Business



Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.1%  - Power Financial Corporation (Canada) - Holding Company
                74.6%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                          100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                            100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                            100.0%  - Great-West Life & Annuity Insurance Company (Colorado) - Life and Health Insurance Company
                                100.0%  - First Great-West Life & Annuity Insurance Company (New York) - Life and   Health
                                          Insurance Company
                                100.0%  - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and Health Insurance Company
                                    100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0%  - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                    100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities Broker/Dealer
                                    100.0% - BenefitsCorp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - Canada Life Insurance Company of America (Michigan) - Life and Health Insurance
                                         Company
                                    100.0% - Canada Life of America Financial Services, Inc. (Georgia) - Securities Broker/Dealer
                                100.0% - Canada Life Insurance Company of New York (New York) - Life and Health Insurance
                                    Company
                                100.0%  - National Plan Coordinators of Delaware, Inc. (Delaware) - Third Party Administrator
                                    100.0%  - NPC Securities, Inc. (California) - Securities Broker/Dealer
                                    100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc. (Massachusetts) -
                                              Insurance Agency
                                100.0%  - Great-West Healthcare Holdings, Inc. (Colorado) - Holding Company
                                    100.0%  - Great-West Healthcare, Inc. (Vermont) - Network contracting, development and management
                                    100.0%  - Great-West Healthcare of Arizona, Inc. (Arizona) - Health Care Services
                                              Organization
                                    100.0%  - Great-West Healthcare of California, Inc. (California) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Colorado, Inc. (Colorado) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Florida, Inc. (Florida) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Georgia, Inc. (Georgia) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Illinois, Inc. (Illinois) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Indiana, Inc. (Indiana) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) - Health Maintenance
                                              Organization
                                    100.0%  - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of New Jersey, Inc. (New Jersey) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of North Carolina, Inc. (North Carolina) - Health
                                              Maintenance Organization
                                    100.0%  - Great-West Healthcare of Ohio, Inc. (Ohio) -
                                              Health Insuring Corporation
                                    100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) - Health Care Service Contractors
                                    100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) - Health
                                             Maintenance Organization
                                    100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Texas, Inc. (Texas) - Health Maintenance
                                             Organization
                                    100.0% - Great-West Healthcare of Washington, Inc. (Washington) - Health Care Service
                                             Contractors
                                    100.0%  - One Orchard Equities, Inc. (Colorado) - Securities Broker/Dealer
                                100.0%  - Financial Administrative Services Corporation (Colorado) - Third Party Administrator
                                100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                                    50.0%  - Westkin Properties Ltd. (California) - Real Property Corporation
                                100.0%  - Great-West Benefit Services, Inc.(Delaware) - Leasing Company
                                 83.9%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                                100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                    100.0%  - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer
                                 14.1%  - Orchard Series Fund (Delaware) - Investment Company
                                100.0%  - Orchard Trust Company (Colorado) - Trust Company


Item 27.     Number of Contractowners


    As of February 29, 2004, there were 3 owners of non-qualified group contracts and 1,439 of qualified group contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                        Colorado Business Corporation Act

             Article 109 - INDEMNIFICATION

             Section 7-109-101.  Definitions.

                      As used in this Article:

                      (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

                      (3) "Expenses" includes counsel fees.

                      (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                      (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                      (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                      (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

                      (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                              (a) The person conducted himself or herself in good faith; and

                              (b) The person reasonably believed:

                                       (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                                       (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                              (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                      (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
                      (a) of subsection (1) of this section.

                      (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                      (4) A corporation may not indemnify a director under this section:

                              (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                              (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                      (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Section 7-109-103.  Mandatory Indemnification of Directors.

                              Unless limited by the articles of incorporation, a
                      corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

             Section 7-109-104.  Advance of Expenses to Directors.

                      (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                              (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                              (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                              (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                      (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                      (3) Determinations and authorizations of payments under this section shall be made in the manner specified in
                      Section 7-109-106.

             Section 7-109-105.  Court-Ordered Indemnification of Directors.

                      (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                              (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                              (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                              (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

             Section 7-109-106.  Determination and Authorization of
                                 Indemnification of Directors.

                      (1) A corporation may not indemnify a director under
                      Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
                      Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                      (2) The determinations required by subsection (1) of this section shall be made:

                              (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                              (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                      (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                              (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                              (b) By the shareholders.

                      (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

             Section 7-109-107.  Indemnification of Officers, Employees,
                                 Fiduciaries, and Agents.

                      (1) Unless otherwise provided in the articles of
                       incorporation:

                              (a) An officer is entitled to mandatory
                              indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                              (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                              (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

                              A corporation may purchase and maintain insurance
                      on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

                      (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                      (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

             Section 7-109-110.  Notice to Shareholders of Indemnification of
                                 Director.

                              If a corporation indemnifies or advances expenses
                      to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A

             Article II, Section 11.  Indemnification of Directors.

                      The Company may, by resolution of the Board of Directors,
             indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own willful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                      Insofar as indemnification for liability arising under the
             Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriter

             (a) GWFS Equities, Inc. ("GWFS") currently distributes securities of Great-West Variable Annuity Account A, Maxim Series Account and Pinnacle Series Account in addition to those of the Registrant.

             (b) Directors and Officers of GWFS

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director



Graham R. McDonald                     (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave., Suite 1460                    Director and Senior
                              Irvine, CA 92715                                     Vice President

Jason R. Cavalier                      (1)                                         Vice President

Thomas M. Connolly            300 Broadacres Drive                                 Vice President
                              Bloomfield, NJ 07003

William S. Harmon                      (1)                                         Vice President

Kent A. Morris                500 North Central, Suite 220                         Vice President
                              Glendale, CA 91203

Michael P. Sole               One North La Salle, Suite 3200                       Vice President
                              Chicago, IL 60602

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary and Chief
                                                                                   Compliance Officer

Teresa L. Buckley                      (1)                                         Compliance Officer
------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111


    (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation

GWFS                        -0-                    -0-                        -0-              -0-

Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f) GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registrations Statement and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 28th day of April, 2004.


                           FUTUREFUNDS SERIES ACCOUNT
                          (Registrant)


                          By:      /s/ William T. McCallum
                                   --------------------------------------------
                                   William T. McCallum, President
                                   and Chief Executive Officer of
                                   Great-West Life & Annuity
                                   Insurance Company


                            GREAT-WEST LIFE & ANNUITY
                          INSURANCE COMPANY
                          (Depositor)


                          By:      /s/ William T. McCallum
                                   --------------------------------------------
                                   William T. McCallum, President
                                   and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


 /s/ Robert Gratton                                                             April 28, 2004
--------------------------------------------
Director and Chairman of the Board
(Robert Gratton*)


 /s/ William T. McCallum                                                        April 28, 2004
--------------------------------------------
Director, President and Chief Executive
Officer (William T. McCallum)


 /s/ Mitchell T.G. Graye                                                        April 28, 2004
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


 /s/ James Balog                                                                April 28, 2004
--------------------------------------------
Director, (James Balog*)


 /s/ James W. Burns                                                             April 28, 2004
--------------------------------------------
Director, (James W. Burns*)




Signature and Title                                                             Date



 /s/ Orest T. Dackow                                                            April 28, 2004
--------------------------------------------
Director (Orest T. Dackow*)



Director Andre Desmarais


 /s/ Paul Desmarais, Jr.                                                        April 28, 2004
--------------------------------------------
Director (Paul Desmarais, Jr.*)


 /s/ Kevin P. Kavangh                                                           April 28, 2004
--------------------------------------------
Director (Kevin P. Kavanagh*)



Director (William Mackness)


 /s/ Jerry E.A. Nickerson                                                       April 28, 2004
--------------------------------------------
Director (Jerry E.A. Nickerson*)



Director (David A. Nield)


 /s/ Michel Plessis-Belair                                                      April 28, 2004
--------------------------------------------
Director (Michel Plessis-Belair*)


 /s/ Brian E. Walsh                                                             April 28, 2004
--------------------------------------------
Director (Brian E. Walsh*)



*By:      /s/ D.C. Lennox                                                       April 28, 2004
         -----------------------------------
         D. C. Lennox
         Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4
         registration statement filed on October 30, 2000.
